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                                        UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                Washington, DC 20549
                                        FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-7736

                                   Janus Aspen Series
                  (Exact name of registrant as specified in charter)

                    151 Detroit Street, Denver, Colorado  80206
(Address of principal executive offices)                (Zip code)

      Kelley Abbott Howes, 151 Detroit Street, Denver, Colorado  80206
                     Name and address of agent for service)


Registrant's telephone number, including area code:     303-333-3863

Date of fiscal year end:    12/31

Date of reporting period:    9/30/04

Item 1. Schedule of Investments.
---------------------------------

Janus Aspen Balanced Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                              Market Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 50.5%
Aerospace and Defense - 0.2%
           160,195    Lockheed Martin Corp.                                                                           $    8,935,677
Applications Software - 0.8%
         1,145,900    Microsoft Corp.                                                                                     31,684,135
Audio and Video Products - 0%
               200    Harman International Industries, Inc.#                                                                  21,550
Automotive - Truck Parts and Equipment - Original - 0.4%
           260,000    Lear Corp.*                                                                                         14,157,000
Beverages - Non-Alcoholic - 0.7%
           525,800    PepsiCo, Inc.                                                                                       25,580,170
Brewery - 0.6%
           497,454    Anheuser-Busch Companies, Inc.                                                                      24,847,827
Building Products - Air and Heating - 0.6%
           617,970    American Standard Companies, Inc.*                                                                  24,045,213
Chemicals - Specialty - 0.8%
           235,867    Syngenta A.G.*                                                                                      22,477,916
           501,660    Syngenta A.G. (ADR)*                                                                                 9,576,689
                                                                                                                          32,054,605
Computers - 1.1%
           501,805    IBM Corp.                                                                                           43,024,761
Computers - Peripheral Equipment - 0.7%
           307,345    Lexmark International Group, Inc. - Class A*,#                                                      25,820,053
Cosmetics and Toiletries - 1.3%
           896,795    Procter & Gamble Co.                                                                                48,534,545
Data Processing and Management - 0.7%
           623,620    Automatic Data Processing, Inc.                                                                     25,767,978
Diversified Operations - 5.7%
           414,320    3M Co.#                                                                                             33,133,170
         1,773,104    General Electric Co.                                                                                59,540,833
         1,132,915    Honeywell International, Inc.                                                                       40,626,332
           370,848    Louis Vuitton Moet Hennessy S.A.**                                                                  24,756,965
         2,193,820    Tyco International, Ltd. (New York Shares)#                                                         67,262,522
                                                                                                                         225,319,822
E-Commerce/Products - 0.3%
           286,310    Amazon.com, Inc.*,#                                                                                 11,698,627
E-Commerce/Services - 0.3%
           117,495    eBay, Inc.*                                                                                         10,802,490
Electric Products - Miscellaneous - 0.4%
            36,472    Samsung Electronics Company, Ltd.**                                                                 14,506,449
Electronic Components - Semiconductors - 1.3%
         2,276,447    Texas Instruments, Inc.#                                                                            48,442,792
Entertainment Software - 0.5%
           413,760    Electronic Arts, Inc.*                                                                              19,028,822
Finance - Credit Card - 0.4%
           311,890    American Express Co.                                                                                16,049,859
Finance - Investment Bankers/Brokers - 4.9%
            49,555    Bear Stearns Companies, Inc.                                                                         4,765,704
           993,851    Citigroup, Inc.                                                                                     43,848,706
           224,305    Goldman Sachs Group, Inc.                                                                           20,914,198
         1,650,380    JPMorgan Chase & Co.                                                                                65,569,598
           285,000    Lehman Brothers Holdings, Inc.                                                                      22,720,200
           616,690    Merrill Lynch & Company, Inc.                                                                       30,661,827
                                                                                                                         188,480,233
Finance - Mortgage Loan Banker - 2.2%
           852,054    Countrywide Financial Corp.#                                                                        33,562,407
           784,480    Freddie Mac                                                                                         51,179,475
                                                                                                                          84,741,882
Financial Guarantee Insurance - 0.2%
           119,060    MGIC Investment Corp.                                                                                7,923,443
Food - Dairy Products - 0.2%
           200,000    Dean Foods Co.*                                                                                      6,004,000
Hotels and Motels - 2.9%
         1,351,890    Marriott International, Inc. - Class A#                                                             70,244,205
           863,770    Starwood Hotels & Resorts Worldwide, Inc.#                                                          40,096,203
                                                                                                                         110,340,408
Investment Companies - 0.4%
           155,060    Standard and Poor's Depositary Receipts#                                                            17,329,506
Medical - Drugs - 4.3%
           106,475    Eli Lilly and Co.                                                                                    6,393,824
           110,360    Merck & Company, Inc.                                                                                3,641,880
           147,962    Novartis A.G.                                                                                        6,896,283
         1,394,710    Pfizer, Inc.                                                                                        42,678,126
           821,811    Roche Holding A.G.                                                                                  84,899,190
           285,705    Sanofi-Aventis**                                                                                    20,723,050
                                                                                                                         165,232,353
Medical - HMO - 1.8%
           524,495    Aetna, Inc.#                                                                                        52,412,786
           226,045    UnitedHealth Group, Inc.#                                                                           16,668,558
                                                                                                                          69,081,344
Multimedia - 1.5%
         3,631,435    Time Warner, Inc.*                                                                                  58,611,361
Networking Products - 0.7%
         1,406,290    Cisco Systems, Inc.*                                                                                25,453,849
Oil Companies - Integrated - 3.0%
           587,690    BP PLC (ADR)**                                                                                      33,809,806
         1,148,490    Exxon Mobil Corp.                                                                                   55,506,522
           126,705    Total S.A. - Class B**                                                                              25,808,371
                                                                                                                         115,124,699
Pharmacy Services - 0.5%
           570,040    Caremark Rx, Inc.*                                                                                  18,281,183
Publishing - Newspapers - 0.7%
           308,235    Gannett Company, Inc.#                                                                              25,817,764
Reinsurance - 1.0%
            13,554    Berkshire Hathaway, Inc. - Class B*,#                                                               38,913,534
Retail - Building Products - 0.5%
           501,410    Home Depot, Inc.                                                                                    19,655,272
Retail - Consumer Electronics - 1.3%
           919,060    Best Buy Company, Inc.#                                                                             49,849,814
Retail - Discount - 0.6%
           522,780    Target Corp.#                                                                                       23,655,795
Semiconductor Components/Integrated Circuits - 0.4%
           186,772    Linear Technology Corp.                                                                              6,768,617
           220,812    Maxim Integrated Products, Inc.                                                                      9,338,140
                                                                                                                          16,106,757
Soap and Cleaning Preparations - 0.9%
         1,390,704    Reckitt Benckiser PLC**                                                                             34,074,273
Super-Regional Banks - 0.6%
           555,000    Bank of America Corp.                                                                               24,048,150
Transportation - Railroad - 1.2%
           927,022    Canadian National Railway Co. (New York Shares)                                                     44,960,567
Transportation - Services - 1.2%
           282,310    FedEx Corp.                                                                                         24,191,144
           279,865    United Parcel Service, Inc. - Class B                                                               21,247,351
                                                                                                                          45,438,495
Web Portals/Internet Service Providers - 1.2%
         1,348,240    Yahoo!, Inc.*                                                                                       45,718,818
Wireless Equipment - 1.5%
         3,229,190    Motorola, Inc.                                                                                      58,254,588
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,721,664,541)                                                                               1,943,420,463
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 20.1%
Aerospace and Defense - 0.6%
   $     6,630,000    Lockheed Martin Corp., 8.20% notes, due 12/1/09                                                      7,889,461
        11,240,000    Lockheed Martin Corp., 7.65% company guaranteed notes, due 5/1/16                                   13,645,192
                                                                                                                          21,534,653
Audio and Video Products - 0%
             5,000    Harman International Industries, Inc., 7.125% senior notes, due 2/15/07                                  5,389
Automotive - Truck Parts and Equipment - Original - 1.3%
         7,700,000    Delphi Corp., 6.55% notes, due 6/15/06                                                               8,056,395
        19,860,000    Lear Corp., 7.96% company guaranteed notes, due 5/15/05                                             20,479,611
         5,725,000    Lear Corp., 5.75% company guaranteed notes, due 8/1/14 (144A)                                        5,897,735
        14,975,000    Tenneco Automotive, Inc., 11.625% company guaranteed notes, due 10/15/09                            15,798,625
                                                                                                                          50,232,366
Beverages - Non-Alcoholic - 0.5%
         7,510,000    Coca-Cola Enterprises, Inc., 5.375% notes, due 8/15/06                                               7,835,904
         7,060,000    Coca-Cola Enterprises, Inc., 4.375% notes, due 9/15/09                                               7,218,906
         4,165,000    Coca-Cola Enterprises, Inc., 6.125% notes, due 8/15/11                                               4,592,225
                                                                                                                          19,647,035
Brewery - 1.4%
         6,205,000    Anheuser-Busch Companies, Inc., 5.65% notes, due 9/15/08                                             6,624,297
         9,135,000    Anheuser-Busch Companies, Inc., 5.75% notes, due 4/1/10                                              9,904,066
         6,129,000    Anheuser-Busch Companies, Inc., 6.00% senior notes, due 4/15/11                                      6,735,912
         5,925,000    Anheuser-Busch Companies, Inc., 7.55% debentures, due 10/1/30                                        7,458,645
         6,125,000    Anheuser-Busch Companies, Inc., 6.80% debentures, due 1/15/31                                        7,167,010
         9,935,000    Miller Brewing Co., 4.25% notes, due 8/15/08 (144A)                                                 10,099,374
         5,285,000    Miller Brewing Co., 5.50% notes, due 8/15/13 (144A)                                                  5,510,379
                                                                                                                          53,499,683
Broadcast Services and Programming - 0.5%
         9,150,000    Clear Channel Communications, Inc., 4.625% senior notes, due 1/15/08                                 9,317,903
         9,600,000    Clear Channel Communications, Inc., 5.50% notes, due 9/15/14                                         9,549,580
                                                                                                                          18,867,483
Cable Television - 0.9%
         7,835,000    Comcast Cable Communications, Inc., 6.75% senior notes, due 1/30/11                                  8,690,613
         2,380,000    Comcast Corp., 6.50% company guaranteed notes, due 1/15/15                                           2,570,726
         8,950,000    Echostar DBS Corp., 5.75% senior notes, due 10/1/08                                                  8,994,751
         8,324,000    TCI Communications, Inc., 6.875% senior notes, due 2/15/06                                           8,727,581
         4,035,000    TCI Communications, Inc., 7.875% debentures, due 8/1/13                                              4,722,955
                                                                                                                          33,706,626
Casino Hotels - 0.3%
        10,455,000    Mandalay Resort Group, 6.50% senior notes, due 7/31/09                                              10,847,063
Cellular Telecommunications - 0.3%
         3,582,000    AT&T Wireless Services, Inc., 7.35% senior notes, due 3/1/06                                         3,803,733
         8,290,000    Nextel Communications, Inc., 6.875% senior notes, due 10/31/13                                       8,621,600
                                                                                                                          12,425,333
Chemicals - Specialty - 0.4%
        13,695,000    International Flavors & Fragrances, Inc., 6.45% notes, due 5/15/06                                  14,412,591
Commercial Banks - 0.2%
         7,350,000    First Bank National Association, 5.70% subordinated notes, due 12/15/08                              7,891,460
Computers - 0.3%
        11,035,000    Hewlett-Packard Co., 3.625% notes, due 3/15/08                                                      11,071,051
Containers - Metal and Glass - 0.4%
         3,000,000    Ball Corp., 6.875% company guaranteed notes, due 12/15/12                                            3,195,000
         2,720,000    Owens-Brockway Glass Container, Inc., 8.875% company guaranteed notes, due 2/15/09                   2,958,000
         7,255,000    Owens-Illinois, Inc., 7.15% senior notes, due 5/15/05                                                7,436,375
         3,438,000    Owens-Illinois, Inc., 7.35% senior notes, due 5/15/08                                                3,545,438
                                                                                                                          17,134,813
Containers - Paper and Plastic - 0.4%
        10,390,000    Sealed Air Corp., 5.625% notes, due 7/15/13 (144A)                                                  10,682,375
         3,165,000    Sealed Air Corp., 6.875% bonds, due 7/15/33 (144A)                                                   3,378,577
                                                                                                                          14,060,952
Diversified Financial Services - 1.0%
        13,200,000    General Electric Capital Corp., 2.85% notes, due 1/30/06                                            13,233,726
        11,780,000    General Electric Capital Corp., 5.35% notes, due 3/30/06                                            12,225,025
        10,870,000    General Electric Capital Corp., 6.75% notes, due 3/15/32                                            12,510,359
                                                                                                                          37,969,110
Diversified Operations - 1.9%
         9,940,000    Honeywell International, Inc., 5.125% notes, due 11/1/06                                            10,351,755
         6,368,000    Honeywell International, Inc., 6.125% bonds, due 11/1/11                                             7,012,601
        11,110,000    Tyco International Group S.A., 5.875% company guaranteed notes, due 11/1/04**                       11,139,375
        19,110,000    Tyco International Group S.A., 6.375% company guaranteed notes, due 2/15/06**                       19,978,147
        11,065,000    Tyco International Group S.A., 6.375% company guaranteed notes, due 10/15/11**                      12,237,005
        12,650,000    Tyco International Group S.A., 6.00% company guaranteed notes, due 11/15/13**                       13,652,360
                                                                                                                          74,371,243
E-Commerce/Products - 0.1%
         4,990,000    Amazon.com, Inc., 4.75% convertible subordinated debentures, due 2/1/09                              4,952,575
Electric - Integrated - 0.4%
         2,620,000    CMS Energy Corp., 9.875% senior notes, due 10/15/07                                                  2,911,475
        10,620,000    MidAmerican Energy Holdings Co., 3.50% senior notes, due 5/15/08                                    10,453,297
           800,000    Pacific Gas and Electric Co., 3.60% first mortgage notes, due 3/1/09                                   790,669
         2,775,000    Pacific Gas and Electric Co., 4.20% first mortgage notes, due 3/1/11                                 2,743,146
                                                                                                                          16,898,587
Electronic Components - Semiconductors - 0.7%
         4,125,000    Freescale Semiconductor, Inc., 4.38% senior notes, due 7/15/09 (144A)(omega)                         4,228,125
         9,210,000    Freescale Semiconductor, Inc., 6.875% senior notes, due 7/15/11 (144A)                               9,578,400
        10,995,000    Freescale Semiconductor, Inc., 7.125% senior notes, due 7/15/14 (144A)                              11,434,800
                                                                                                                          25,241,325
Finance - Auto Loans - 0.3%
         6,805,000    General Motors Acceptance Corp., 4.375% notes, due 12/10/07                                          6,860,713
         6,360,000    General Motors Acceptance Corp., 6.875% notes, due 8/28/12                                           6,608,746
                                                                                                                          13,469,459
Finance - Consumer Loans - 0.2%
         8,785,000    Household Finance Corp., 4.75% notes, due 5/15/09                                                    9,067,130
Finance - Investment Bankers/Brokers - 0.9%
         9,667,000    Charles Schwab Corp., 8.05% senior notes, due 3/1/10                                                11,211,738
        12,554,000    Citigroup, Inc., 5.00% senior subordinated notes, due 9/15/14 (144A)ss.                             12,569,617
         9,160,000    JPMorgan Chase & Co., 3.80% notes, due 10/2/09                                                       9,089,111
                                                                                                                          32,870,466
Finance - Mortgage Loan Banker - 0.3%
        13,200,000    Countrywide Financial Corp., 2.875% company guaranteed notes, due 2/15/07                           13,056,846
Food - Dairy Products - 0.4%
        12,238,000    Dean Foods Co., 6.625% senior notes, due 5/15/09                                                    13,002,875
         2,183,000    Dean Foods Co., 6.90% senior notes, due 10/15/17                                                     2,237,575
                                                                                                                          15,240,450
Food - Diversified - 0.3%
         8,485,000    Kellogg Co., 2.875% senior notes, due 6/1/08                                                         8,319,059
         2,761,000    Kellogg Co., 7.45% debentures, due 4/1/31                                                            3,408,559
                                                                                                                          11,727,618
Food - Retail - 0.1%
         3,170,000    Fred Meyer, Inc., 7.45% company guaranteed notes, due 3/1/08                                         3,540,655
Food - Wholesale/Distribution - 0.1%
         5,335,000    Pepsi Bottling Holdings, Inc., 5.625% company guaranteed notes, due 2/17/09 (144A)                   5,743,112
Hotels and Motels - 0.1%
         3,580,000    John Q. Hamons Hotels, Inc., 8.875% first mortgage notes, due 5/15/12                                3,991,700
Independent Power Producer - 0.3%
        11,970,000    Reliant Energy, Inc., 9.25% secured notes, due 7/15/10                                              12,852,788
Insurance Brokers - 0.2%
         6,740,000    Marsh & McLennan Companies, Inc., 5.375% senior notes, due 3/15/07                                   7,087,346
Investment Companies - 0.3%
        11,230,000    Credit Suisse First Boston USA, Inc., 3.875% notes, due 1/15/09                                     11,222,319
Medical - HMO - 0.2%
         2,320,000    UnitedHealth Group, Inc., 7.50% notes, due 11/15/05                                                  2,443,157
         3,325,000    UnitedHealth Group, Inc., 5.20% notes, due 1/17/07                                                   3,473,944
                                                                                                                           5,917,101
Multi-Line Insurance - 0.3%
        10,505,000    AIG SunAmerica Global Financial IX, Inc., 5.10% notes, due 1/17/07 (144A)                           10,952,513
Multimedia - 1.1%
         5,045,000    Historic TW, Inc., 9.15% debentures, due 2/1/23                                                      6,501,865
        17,390,000    Time Warner, Inc., 5.625% company guaranteed notes, due 5/1/05                                      17,701,785
        11,605,000    Time Warner, Inc., 6.15% company guaranteed notes, due 5/1/07                                       12,334,548
         4,685,000    Time Warner, Inc., 7.70% company guaranteed notes, due 5/1/32                                        5,447,704
                                                                                                                          41,985,902
Oil - Field Services - 0.1%
         3,350,000    Hanover Equipment Trust 2001A, 8.50% secured notes, due 9/1/08                                       3,601,250
Paper and Related Products - 0.2%
         5,975,000    Georgia-Pacific Corp., 8.875% company guaranteed notes, due 2/1/10                                   6,990,750
Pharmacy Services - 0.3%
        10,580,000    Medco Health Solutions, Inc., 7.25% senior notes, due 8/15/13                                       11,793,187
Pipelines - 0.6%
        18,030,000    El Paso Corp., 7.00% senior notes, due 5/15/11                                                      17,398,950
         6,680,000    Sonat, Inc., 6.875% notes, due 6/1/05                                                                6,763,500
                                                                                                                          24,162,450
Retail - Discount - 0.6%
        14,450,000    Wal-Mart Stores, Inc., 5.45% senior notes, due 8/1/06                                               15,103,039
         6,420,000    Wal-Mart Stores, Inc., 6.875% senior notes, due 8/10/09                                              7,280,980
                                                                                                                          22,384,019
Retail - Major Department Stores - 0.1%
         3,665,000    May Department Stores Co., 4.80% notes, due 7/15/09 (144A)                                           3,736,262
Special Purpose Entity - 0.1%
         3,135,000    Gemstone Investor, Ltd., 7.71% company guaranteed notes, due 10/31/04 (144A)                         3,138,919
Telecommunication Services - 0.3%
        12,340,000    Verizon Global Funding Corp., 4.00% notes, due 1/15/08                                              12,528,975
Telephone - Integrated - 0.3%
        11,835,000    Deutsche Telekom International Finance B.V., 3.875% company guaranteed notes, due
                      7/22/08**                                                                                           11,882,233
Television - 0.4%
        13,240,000    British Sky Broadcasting Group PLC, 6.875% company guaranteed notes, due 2/23/09**                  14,632,543
Textile-Home Furnishings - 0.1%
         3,160,000    Mohawk Industries, Inc., 7.20% notes, due 4/15/12                                                    3,637,716
Transportation - Railroad - 0.2%
         2,275,000    Canadian National Railway Co., 4.25% notes, due 8/1/09                                               2,303,597
         4,580,000    Canadian National Railway Co., 6.25% bonds, due 8/1/34                                               4,829,225
                                                                                                                           7,132,822
Wireless Equipment - 0.1%
         5,328,000    American Tower Corp., 9.375% senior notes, due 2/1/09                                                5,647,680
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $749,731,978)                                                                                774,763,549
------------------------------------------------------------------------------------------------------------------------------------
Warrants - 0%
Finance - Other Services - 0%
             4,211    Ono Finance PLC - expires 5/31/09 (144A)*,**,ss. (cost $0)                                                  52
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 8.0%
        26,000,000    Fannie Mae, 2.00%, due 1/15/06#                                                                     25,839,450
        31,385,000    Fannie Mae, 2.125%, due 4/15/06#                                                                    31,181,531
        23,240,000    Fannie Mae, 5.50%, due 5/2/06                                                                       24,262,490
        11,950,000    Fannie Mae, 4.75%, due 1/2/07                                                                       12,390,537
        29,760,000    Fannie Mae, 5.00%, due 1/15/07#                                                                     31,121,907
        14,300,000    Fannie Mae, 3.25%, due 11/15/07#                                                                    14,300,844
         5,585,000    Fannie Mae, 2.50%, due 6/15/08#                                                                      5,408,938
        10,790,000    Fannie Mae, 5.25%, due 1/15/09#                                                                     11,492,041
         1,935,000    Fannie Mae, 6.375%, due 6/15/09                                                                      2,154,597
        10,870,000    Fannie Mae, 6.25%, due 2/1/11#                                                                      12,001,197
        17,387,000    Fannie Mae, 5.375%, due 11/15/11                                                                    18,556,884
        13,905,000    Federal Home Loan Bank System, 2.25%, due 5/15/06#                                                  13,819,164
        11,400,000    Freddie Mac, 4.25%, due 6/15/05                                                                     11,559,646
        31,555,000    Freddie Mac, 1.875%, due 2/15/06#                                                                   31,272,961
        37,250,000    Freddie Mac, 2.375%, due 4/15/06#                                                                   37,113,815
         5,950,000    Freddie Mac, 5.75%, due 4/15/08                                                                      6,425,941
         2,645,000    Freddie Mac, 5.75%, due 3/15/09#                                                                     2,874,033
         2,510,000    Freddie Mac, 7.00%, due 3/15/10#                                                                     2,890,478
         4,371,000    Freddie Mac, 5.875%, due 3/21/11#                                                                    4,745,009
         7,068,000    Freddie Mac, 6.25%, due 7/15/32#                                                                     7,971,015
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $304,300,030)                                                                       307,382,478
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes - 7.5%
         6,765,000    U.S. Treasury Notes, 6.50%, due 5/15/05#                                                             6,948,927
        14,620,000    U.S. Treasury Notes, 4.625%, due 5/15/06#                                                           15,125,413
         6,755,000    U.S. Treasury Notes, 2.50%, due 5/31/06#                                                             6,757,905
        24,705,000    U.S. Treasury Notes, 3.50%, due 11/15/06#                                                           25,138,301
        24,261,000    U.S. Treasury Notes, 5.625%, due 5/15/08#                                                           26,382,892
        10,575,000    U.S. Treasury Notes, 2.625%, due 5/15/08#                                                           10,420,097
         8,240,000    U.S. Treasury Notes, 3.125%, due 4/15/09#                                                            8,184,314
        22,176,000    U.S. Treasury Notes, 6.00%, due 8/15/09#                                                            24,790,351
         5,830,000    U.S. Treasury Notes, 5.75%, due 8/15/10#                                                             6,499,313
         4,740,000    U.S. Treasury Notes, 5.00%, due 8/15/11#                                                             5,094,206
        19,136,000    U.S. Treasury Notes, 7.25%, due 5/15/16#                                                            24,088,933
         4,054,000    U.S. Treasury Notes, 8.125%, due 8/15/19#                                                            5,550,019
        15,531,000    U.S. Treasury Notes, 7.875%, due 2/15/21#                                                           21,015,990
        14,653,000    U.S. Treasury Notes, 7.25%, due 8/15/22#                                                            18,866,880
        22,071,000    U.S. Treasury Notes, 6.25%, due 8/15/23#                                                            25,773,057
        19,746,000    U.S. Treasury Notes, 6.00%, due 2/15/26#                                                            22,512,750
        10,126,000    U.S. Treasury Notes, 5.25%, due 2/15/29#                                                            10,541,723
        13,289,000    U.S. Treasury Notes, 6.25%, due 5/15/30#                                                            15,772,382
        10,181,000    U.S. Treasury Notes, 5.375%, due 2/15/31#                                                           10,906,396
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes (cost $280,447,588)                                                                            290,369,849
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 11.5%
       444,636,604    State Street Navigator Securities Lending
                       Prime Portfolio + (cost $444,636,604)                                                             444,636,604
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 2.4%
       $93,000,000    J.P. Morgan Securities, Inc., 1.95%
                       dated 9/30/04, maturing 10/1/04
                       to be repurchased at $93,005,038
                       collateralized by $228,231,556
                       in U.S. Government Agencies
                       0% - 17.009%, 6/15/19 - 7/20/34
                       with a value of $94,860,351 (cost $93,000,000)                                                     93,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $3,593,780,740) - 100%                                                                  $3,853,572,995
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                         September 30, 2004 (unaudited)

Country                              Market Value   % of Investment Securities

Bermuda                            $   67,262,522                         1.7%
Canada                                 52,093,389                         1.4
Cayman Islands                          3,138,919                         0.1
France                                 71,288,386                         1.8
Germany                                11,882,233                         0.3
Luxembourg                             57,006,887                         1.4
South Korea                            14,506,449                         0.4
Switzerland                           123,850,078                         3.2
United Kingdom                         82,516,674                        87.5
United States++                     3,370,027,458                         2.2

  Total                            $3,853,572,995                       100.0%
                                   ==============                       =====

++ Includes Short-Term Securities (73.5% excluding Short-Term Securities)

Forward Currency Contracts
Open at September 30, 2004
--------------------------------------------------------------------------------
Currency Sold and                  Currency     Currency Value      Unrealized
Settlement Date                  Units Sold           in $U.S.     Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 11/19/04           16,550,000        $29,820,380      $(147,063)
--------------------------------------------------------------------------------
British Pound 4/15/05             3,400,000          6,063,267        (26,227)
--------------------------------------------------------------------------------
Euro 4/15/05                     29,400,000         36,508,090       (299,050)
--------------------------------------------------------------------------------
South Korean Won 11/12/04     5,525,000,000          4,789,798       (130,496)
--------------------------------------------------------------------------------
South Korean Won 11/15/04     3,575,000,000          3,098,851       (126,313)
--------------------------------------------------------------------------------
Total                                              $80,280,386      $(729,149)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR                    American Depositary Receipt

New York Shares        Securities of foreign companies trading on the New York
                       Stock Exchange

PLC                    Public Limited Company

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

*        Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.
(omega)  Rate is subject to change.  Rate shown reflects current rate.
# Loaned security, a portion or all of the security is on loan as of September 30, 2004.
+ The security is purchased with the cash collateral received from securities on loan.

ss. Schedule of Restricted and Illiquid Securities

                                                                                                                     Value as
                                                                 Acquisition    Acquisition                            % of
                                                                     Date           Cost             Value         Market Value
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio
Citigroup, Inc., 5.00%, subordinated notes, due 9/15/14 (144A)      9/17/04     $11,227,549       $12,569,617               0.3%

Ono Finance PLC - expires 5/31/09 (144A)                           10/27/99              --                52               0.0%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                $11,227,549       $12,569,669               0.3%
====================================================================================================================================

The Portfolio has registration rights for certain restricted securities held as of September 30, 2004. The issuer incurs all registration costs.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of September 30, 2004.

Janus Aspen Capital Appreciation Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                              Market Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 84.8%
Athletic Footwear - 5.6%
           637,410    NIKE, Inc. - Class B                                                                              $ 50,227,908
Batteries and Battery Systems - 2.2%
           432,175    Energizer Holdings, Inc.*, #                                                                        19,923,268
Cable Television - 0.1%
            21,513    EchoStar Communications Corp. - Class A*                                                               669,485
Cosmetics and Toiletries - 3.6%
           586,000    Procter & Gamble Co.                                                                                31,714,320
Diversified Operations - 4.1%
           456,670    3M Co.                                                                                              36,519,900
E-Commerce/Products - 1.2%
           271,590    Amazon.com, Inc.*                                                                                   11,097,167
E-Commerce/Services - 5.8%
           563,320    eBay, Inc.*                                                                                         51,791,641
Electronic Components - Semiconductors - 1.8%
           771,875    Texas Instruments, Inc.                                                                             16,425,500
Entertainment Software - 4.8%
           919,645    Electronic Arts, Inc.*                                                                              42,294,474
Finance - Consumer Loans - 2.8%
           563,030    SLM Corp.                                                                                           25,111,138
Finance - Investment Bankers/Brokers - 2.9%
           273,245    Goldman Sachs Group, Inc.                                                                           25,477,364
Medical - Biomedical and Genetic - 6.5%
             1,855    Celgene Corp.*,#                                                                                       108,016
         1,103,980    Genentech, Inc.*                                                                                    57,870,631
                                                                                                                          57,978,647
Medical - Drugs - 2.2%
           440,235    Forest Laboratories, Inc.*                                                                          19,801,770
Medical - Generic Drugs - 0%
             1,590    Teva Pharmaceutical Industries, Ltd. (ADR)#                                                             41,261
Medical - HMO - 15.3%
           410,925    Aetna, Inc.                                                                                         41,063,735
            90,715    Anthem, Inc.*,#                                                                                      7,914,884
         1,176,485    UnitedHealth Group, Inc.                                                                            86,754,003
                                                                                                                         135,732,622
Medical Instruments - 1.7%
           292,445    Medtronic, Inc.                                                                                     15,177,896
Networking Products - 1.1%
           527,710    Cisco Systems, Inc.*                                                                                 9,551,551
Optical Supplies - 0%
             2,410    Alcon, Inc. (New York Shares)#                                                                         193,282
Reinsurance - 0%
                10    Berkshire Hathaway, Inc. - Class B*                                                                     28,710
Retail - Auto Parts - 3.2%
           506,435    Advance Auto Parts, Inc.*,#                                                                         17,421,364
           141,975    AutoZone, Inc.                                                                                      10,967,569
                                                                                                                          28,388,933
Retail - Regional Department Stores - 2.8%
           508,025    Kohl's Corp.*                                                                                       24,481,725
Super-Regional Banks - 9.7%
         1,215,350    Bank of America Corp.                                                                               52,661,115
           559,715    Wells Fargo & Co.                                                                                   33,375,805
                                                                                                                          86,036,920
Transportation - Services - 3.4%
           396,380    United Parcel Service, Inc. - Class B                                                               30,093,170
Web Portals/Internet Service Providers - 1.7%
           444,440    Yahoo!, Inc.*                                                                                       15,070,960
Wireless Equipment - 2.3%
           532,490    QUALCOMM, Inc.                                                                                      20,788,410
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $537,058,872)                                                                                   754,618,022
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 1.7%
        14,928,061    State Street Navigator Securities Lending
                      Prime Portfolio + (cost $14,928,061)                                                                14,928,061
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 13.5%
       $34,400,000    Citigroup Global Markets, Inc., 1.925%
                        dated 9/30/04, maturing 10/1/04
                        to be repurchased at $34,401,839
                        collateralized by $86,546,025
                        in U.S. Government Agencies
                        0% - 10.00%, 1/15/06 - 9/15/34
                        with a value of $35,151,690                                                                       34,400,000

        86,000,000    J.P. Morgan Securities, Inc., 1.95%
                        dated 9/30/04, maturing 10/1/04
                        to be repurchased at $86,004,658
                        collateralized by $211,052,837
                        in U.S. Government Agencies
                        0% - 17.009%, 6/15/19 - 7/20/34
                        with a value of $87,720,325                                                                       86,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost $120,400,000)                                                                          120,400,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $672,386,933) - 100%                                                                      $889,946,083
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                         September 30, 2004 (unaudited)

Country                                Market Value  % of Investment Securities

Israel                                 $     41,261                        0.0%
Switzerland                                 193,282                        0.0
United States++                         889,711,540                      100.0

Total                                  $889,946,083                      100.0%
                                       ============                      =====

++ Includes Short-Term Securities (84.8% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

New York Shares   Securities of foreign companies trading on the New York Stock
                  Exchange

*     Non-income-producing security.
# Loaned security, a portion or all of the security is on loan as of September 30, 2004.
+ The security is purchased with the cash collateral received from securities on loan.

Janus Aspen Core Equity Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                              Market Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 96.5%
Aerospace and Defense - 0.5%
               835    Lockheed Martin Corp.                                                                               $   46,576
Agricultural Chemicals - 2.1%
             2,860    IMC Global, Inc.*                                                                                       49,735
             2,410    Potash Corporation of Saskatchewan, Inc. (New York Shares)                                             154,650
                                                                                                                             204,385
Applications Software - 1.0%
             3,555    Microsoft Corp.                                                                                         98,296
Audio and Video Products - 0.6%
               560    Harman International Industries, Inc.                                                                   60,340
Automotive - Truck Parts and Equipment - Original - 1.0%
             1,860    Lear Corp.*                                                                                            101,277
Beverages - Non-Alcoholic - 0.6%
             1,320    PepsiCo, Inc.                                                                                           64,218
Brewery - 0.9%
             1,809    Anheuser-Busch Companies, Inc.                                                                          90,360
Building Products - Air and Heating - 0.9%
             2,355    American Standard Companies, Inc.*                                                                      91,633
Cellular Telecommunications - 0.3%
             1,020    Western Wireless Corp. - Class A*                                                                       26,224
Chemicals - Specialty - 1.4%
               244    Syngenta A.G.*                                                                                          23,253
             6,050    Syngenta A.G. (ADR)*                                                                                   115,494
                                                                                                                             138,747
Computers - 1.8%
             2,085    IBM Corp.                                                                                              178,768
Computers - Peripheral Equipment - 1.1%
             1,285    Lexmark International Group, Inc. - Class A*                                                           107,953
Cosmetics and Toiletries - 2.1%
             3,870    Procter & Gamble Co.                                                                                   209,444
Data Processing and Management - 0.8%
             1,940    Automatic Data Processing, Inc.                                                                         80,161
Diversified Operations - 12.8%
             1,910    3M Co.                                                                                                 152,743
            10,176    General Electric Co.                                                                                   341,711
             6,070    Honeywell International, Inc.                                                                          217,670
             1,410    Louis Vuitton Moet Hennessy S.A.**                                                                      94,128
             9,873    Smiths Group PLC**                                                                                     132,564
            10,695    Tyco International, Ltd. (New York Shares)                                                             327,909
                                                                                                                           1,266,725
E-Commerce/Products - 0.4%
               945    Amazon.com, Inc.*                                                                                       38,613
E-Commerce/Services - 0.6%
               630    eBay, Inc.*                                                                                             57,922
Electric Products - Miscellaneous - 0.8%
               193    Samsung Electronics Company, Ltd.**                                                                     76,764
Electronic Components - Semiconductors - 2.3%
            10,820    Texas Instruments, Inc.                                                                                230,250
Entertainment Software - 0.7%
             1,505    Electronic Arts, Inc.*                                                                                  69,215
Finance - Credit Card - 0.5%
               980    American Express Co.                                                                                    50,431
Finance - Investment Bankers/Brokers - 8.2%
               635    Bear Stearns Companies, Inc.                                                                            61,068
             4,911    Citigroup, Inc.                                                                                        216,673
             1,030    Goldman Sachs Group, Inc.                                                                               96,037
             8,545    JPMorgan Chase & Co.                                                                                   339,494
             1,995    Merrill Lynch & Company, Inc.                                                                           99,191
                                                                                                                             812,463
Finance - Mortgage Loan Banker - 4.4%
             4,018    Countrywide Financial Corp.                                                                            158,269
             4,250    Freddie Mac                                                                                            277,270
                                                                                                                             435,539
Financial Guarantee Insurance - 1.1%
             1,615    MGIC Investment Corp.                                                                                  107,478
Food - Dairy Products - 0.6%
             1,945    Dean Foods Co.*                                                                                         58,389
Hotels and Motels - 6.1%
               710    Four Seasons Hotels, Inc.                                                                               45,511
             6,865    Marriott International, Inc. - Class A                                                                 356,706
             4,365    Starwood Hotels & Resorts Worldwide, Inc.                                                              202,623
                                                                                                                             604,840
Investment Companies - 1.3%
             1,115    Standard and Poor's Depositary Receipts                                                                124,612
Machinery - Construction and Mining - 1.0%
             4,060    Komatsu, Ltd. (ADR)                                                                                    103,530
Medical - Biomedical and Genetic - 0.7%
             1,200    Celgene Corp.*                                                                                          69,876
Medical - Drugs - 7.1%
               380    Eli Lilly and Co.                                                                                       22,819
               425    Merck & Company, Inc.                                                                                   14,025
               770    Novartis A.G. (ADR)                                                                                     35,936
             5,885    Pfizer, Inc.                                                                                           180,081
             3,516    Roche Holding A.G.                                                                                     363,229
             1,218    Sanofi-Aventis**                                                                                        88,345
                                                                                                                             704,435
Medical - HMO - 2.8%
             2,100    Aetna, Inc.                                                                                            209,853
               915    UnitedHealth Group, Inc.                                                                                67,472
                                                                                                                             277,325
Multimedia - 2.4%
            15,035    Time Warner, Inc.*                                                                                     242,665
Networking Products - 1.2%
             6,520    Cisco Systems, Inc.*                                                                                   118,012
Oil Companies - Integrated - 4.8%
             1,800    BP PLC (ADR)**                                                                                         103,554
             5,400    Exxon Mobil Corp.                                                                                      260,982
               551    Total S.A. - Class B**                                                                                 112,232
                                                                                                                             476,768
Pharmacy Services - 0.8%
             2,400    Caremark Rx, Inc.*                                                                                      76,968
Pipelines - 0.2%
               561    Kinder Morgan Management LLC*                                                                           23,293
Publishing - Newspapers - 1.0%
             1,145    Gannett Company, Inc.                                                                                   95,905
Reinsurance - 2.0%
                69    Berkshire Hathaway, Inc. - Class B*                                                                    198,099
Retail - Building Products - 0.6%
             1,545    Home Depot, Inc.                                                                                        60,564
Retail - Consumer Electronics - 2.5%
             4,595    Best Buy Company, Inc.                                                                                 249,233
Retail - Discount - 0.9%
             1,905    Target Corp.                                                                                            86,201
Retail - Jewelry - 0.3%
               815    Tiffany & Co.                                                                                           25,053
Semiconductor Components/Integrated Circuits - 0.7%
             1,093    Linear Technology Corp.                                                                                 39,610
               796    Maxim Integrated Products, Inc.                                                                         33,663
                                                                                                                              73,273
Soap and Cleaning Preparations - 1.6%
             6,318    Reckitt Benckiser PLC**                                                                                154,800
Super-Regional Banks - 1.2%
             2,715    Bank of America Corp.                                                                                  117,641
Therapeutics - 0.7%
             1,450    Neurocrine Biosciences, Inc.*                                                                           68,382
Transportation - Railroad - 2.6%
             5,395    Canadian National Railway Co. (New York Shares)                                                        261,658
Transportation - Services - 1.6%
             1,145    FedEx Corp.                                                                                             98,115
               820    United Parcel Service, Inc. - Class B                                                                   62,254
                                                                                                                             160,369
Web Portals/Internet Service Providers - 1.9%
             5,565    Yahoo!, Inc.*                                                                                          188,709
Wireless Equipment - 3.0%
            16,700    Motorola, Inc.                                                                                         301,268
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $8,238,986)                                                                                      $9,565,650
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.5%
Automotive - Cars and Light Trucks - 0.5%
                73    Porsche A.G.**(cost $26,056)                                                                            47,264
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 3.0%
          $300,000    Citigroup Global Markets, Inc., 1.925%
                      dated 9/30/04, maturing 10/1/04
                      to be repurchased at $300,016
                      collateralized by $754,762
                      in U.S. Government Agencies
                      0% - 10.00%, 1/15/06 - 9/15/34
                      with a value of $306,555  (cost $300,000)                                                             $300,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $8,565,042) - 100%                                                                          $9,912,914
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                         September 30, 2004 (unaudited)

Country                        Market Value        % of Investment Securities

Bermuda                          $  327,909                              3.3%
Canada                              461,819                              4.7
France                              294,705                              2.9
Germany                              47,264                              0.5
Japan                               103,530                              1.0
South Korea                          76,764                              0.8
Switzerland                         537,912                              5.4
United Kingdom                      390,918                              3.9
United States++                   7,672,093                             77.5

Total                            $9,912,914                            100.0%
                                 ==========                            =====

++ Includes Short-Term Securities (74.4% excluding Short-Term Securities)

Forward Currency Contracts
Open at September 30, 2004

--------------------------------------------------------------------------------
 Currency Sold and             Currency          Currency Value     Unrealized
  Settlement Date             Units Sold           in $ U.S.        Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 11/19/04           70,000            $126,128           $  (567)
--------------------------------------------------------------------------------
British Pound 4/15/05            30,000              53,500              (231)
--------------------------------------------------------------------------------
Euro 4/15/05                    155,000             192,475            (1,577)
--------------------------------------------------------------------------------
South Korean Won 11/15/04    73,000,000              63,277            (2,579)
--------------------------------------------------------------------------------
Total                                              $435,380           $(4,954)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)


ADR                   American Depositary Receipt

New York Shares       Securities of foreign companies trading on the New York
                      Stock Exchange

PLC                   Public Limited Company

*     Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.

Janus Aspen Flexible Income Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                              Market Value
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 44.0%
Aerospace and Defense - 0.2%
        $1,250,000    Northrop Grumman Corp., 4.079% notes, due 11/16/06                                                $  1,269,865
Agricultural Operations - 0.3%
         2,375,000    Bunge Limited Finance Corp., 4.375% company guaranteed notes, due 12/15/08                           2,391,998
Automotive - Cars and Light Trucks - 0.1%
           650,000    General Motors Corp., 7.125% senior notes, due 7/15/13                                                 678,527
Beverages - Non-Alcoholic - 0.5%
         3,700,000    Coca-Cola Enterprises, Inc., 4.375% notes, due 9/15/09                                               3,783,280
Brewery - 1.0%
           825,000    Anheuser-Busch Companies, Inc., 5.95% debentures, due 1/15/33                                          870,513
           450,000    Anheuser-Busch Companies, Inc., 6.00% bonds, due 11/1/41                                               470,712
         3,045,000    Coors Brewing Co., 6.375% company guaranteed notes, due 5/15/12                                      3,359,004
         1,250,000    Miller Brewing Co., 5.50% notes, due 8/15/13 (144A)                                                  1,303,306
           750,000    SABMiller PLC, 6.625% bonds, due 8/15/33 (144A)                                                        832,727
                                                                                                                           6,836,262
Building - Residential and Commercial - 0.1%
           525,000    KB Home, 5.75% senior notes, due 2/1/14                                                                522,375
Cable Television - 0.7%
         3,000,000    Comcast Cable Communications, Inc., 6.20% notes, due 11/15/08                                        3,241,860
         1,300,000    Comcast Corp., 5.85% company guaranteed notes, due 1/15/10                                           1,383,541
                                                                                                                           4,625,401
Cellular Telecommunications - 0.8%
         1,575,000    Nextel Communications, Inc., 9.375% senior notes, due 11/15/09                                       1,667,531
         1,825,000    Nextel Communications, Inc., 6.875% senior notes, due 10/31/13                                       1,898,000
         1,500,000    Nextel Communications, Inc., 7.375% senior notes, due 8/1/15                                         1,612,500
           300,000    Western Wireless Corp., 9.25% senior notes, due 7/15/13                                                306,000
                                                                                                                           5,484,031
Chemicals - Specialty - 0.2%
           875,000    Lubrizol Corp., 5.50% senior notes, due 10/1/14                                                        869,016
           650,000    Lubrizol Corp., 6.50% debentures, due 10/1/34                                                          634,087
                                                                                                                           1,503,103
Commercial Banks - 1.2%
         1,825,000    BB&T Corp., 5.20% subordinated notes, due 12/23/15                                                   1,853,760
         1,025,000    Hudson United Bank, 7.00% subordinated notes, due 5/15/12                                            1,140,767
         1,925,000    Sovereign Bank, 5.125% subordinated notes, due 3/15/13                                               1,919,202
         1,650,000    Zions Bancorporation, 2.70% senior notes, due 5/1/06                                                 1,644,266
         1,475,000    Zions Bancorporation, 6.00% subordinated notes, due 9/15/15                                          1,567,546
                                                                                                                           8,125,541
Commercial Services - Finance - 0.5%
         1,850,000    Deluxe Corp., 3.50% notes, due 10/1/07 (144A)                                                        1,844,783
         1,850,000    Deluxe Corp., 5.125% notes, due 10/1/14 (144A)                                                       1,825,127
                                                                                                                           3,669,910
Computers - Peripheral Equipment - 0%
           996,000    Candescent Technologies Corp., 8.00% convertible senior subordinated debentures
                      due 5/1/03 (144A) (omega), (delta), (sigma), ss.                                                             0
Computers - 0.5%
         3,550,000    IBM Corp., 2.375% notes, due 11/1/06                                                                 3,519,598
Consumer Products - Miscellaneous - 0.9%
         3,850,000    Dial Corp., 7.00% senior notes, due 8/15/06                                                          4,116,482
         2,000,000    Dial Corp., 6.50% senior notes, due 9/15/08                                                          2,181,578
                                                                                                                           6,298,060
Containers - Metal and Glass - 1.5%
           825,000    Ball Corp., 6.875% company guaranteed notes, due 12/15/12                                              878,625
           775,000    Owens-Brockway Glass Container, Inc., 7.75% company guaranteed notes, due 2/15/09                      825,375
         1,265,000    Owens-Brockway Glass Container, Inc., 8.875% company guaranteed notes, due 2/15/09                   1,375,688
           300,000    Owens-Illinois, Inc., 7.15% senior notes, due 5/15/05                                                  307,500
         1,600,000    Owens-Illinois, Inc., 8.10% senior notes, due 5/15/07                                                1,680,000
         5,000,000    Owens-Illinois, Inc., 7.35% senior notes, due 5/15/08                                                5,156,249
                                                                                                                          10,223,437
Containers - Paper and Plastic - 0.3%
         2,000,000    Sealed Air Corp., 5.375% senior notes, due 4/15/08 (144A)                                            2,088,252
Cosmetics and Toiletries - 0.9%
         3,000,000    Gillette Co., 4.125% senior notes, due 8/30/07                                                       3,077,112
         2,875,000    Procter & Gamble Co., 4.75% notes, due 6/15/07                                                       2,994,948
                                                                                                                           6,072,060
Cruise Lines - 0.1%
           725,000    Royal Caribbean Cruises, Ltd., 6.875% senior notes, due 12/1/13                                        772,125
Data Processing and Management - 0.2%
         1,750,000    Fiserv, Inc., 3.00% notes, due 6/27/08                                                               1,702,159
Diversified Financial Services - 1.1%
         5,500,000    General Electric Capital Corp., 3.50% notes, due 5/1/08                                              5,505,385
         1,925,000    General Electric Capital Corp., 6.00% notes, due 6/15/12                                             2,114,899
                                                                                                                           7,620,284
Diversified Operations - 1.3%
         2,000,000    Tyco International Group S.A., 6.375% company guaranteed notes, due 2/15/06**                        2,090,857
         3,300,000    Tyco International Group S.A., 5.80% company guaranteed notes, due 8/1/06**                          3,455,690
           875,000    Tyco International Group S.A., 6.125% company guaranteed notes, due 11/1/08**                          948,994
         1,525,000    Tyco International Group S.A., 6.375% company guaranteed notes, due 10/15/11**                       1,686,528
         1,075,000    Tyco International Group S.A., 6.00% company guaranteed notes, due 11/15/13**                        1,160,181
                                                                                                                           9,342,250
Diversified Operations-Commercial Services - 0.3%
         1,830,000    ARAMARK Services, Inc., 7.00% company guaranteed notes, due 5/1/07                                   1,977,752
Electric - Generation - 0.8%
         2,975,000    Allegheny Energy Supply Company LLC, 8.25% bonds, due 4/15/12 (144A) ss.                             3,287,375
         1,950,000    Reliant Energy, Inc., 9.50% secured notes, due 7/15/13                                               2,118,188
                                                                                                                           5,405,563
Electric - Integrated - 4.4%
           875,000    CenterPoint Energy, Inc., 5.875% senior notes, due 6/1/08                                              913,430
           875,000    CenterPoint Energy, Inc., 6.85% senior notes, due 6/1/15                                               945,803
           625,000    CMS Energy Corp., 7.50% senior notes, due 1/15/09                                                      654,688
         1,450,000    Consumers Energy Co., 4.40% first mortgage notes, due 8/15/09 (144A)                                 1,464,472
         1,350,000    Dominion Resources, Inc., 5.125% senior notes, due 12/15/09                                          1,398,091
         4,000,000    MidAmerican Energy Holdings Co., 3.50% senior notes, due 5/15/08                                     3,937,212
           400,000    Northern States Power Co., 2.875% first mortgage notes, due 8/1/06                                     398,913
           875,000    Pacific Gas and Electric Co., 4.80% first mortgage notes, due 3/1/14                                   868,495
           325,000    Public Service Company of Colorado, 6.875% senior notes, due 7/15/09                                   363,536
         2,050,000    Southern California Edison Co., 7.625% notes, due 1/15/10                                            2,379,300
           625,000    Southern California Edison Co., 5.00% first mortgage notes, due 1/15/14                                635,678
         1,125,000    Southern California Edison Co., 6.00% first mortgage notes, due 1/15/34                              1,169,225
         1,350,000    Southern California Edison Co., 5.75% first mortgage notes, due 4/1/35                               1,355,605
         1,675,000    Southwestern Public Service Co., 5.125% senior notes, due 11/1/06                                    1,733,285
         2,600,000    TXU Corp., 6.375% senior notes, due 6/15/06                                                          2,733,450
         3,985,000    TXU Corp., 6.375% notes, due 1/1/08                                                                  4,328,984
         1,650,000    TXU Energy Co., 7.00% senior notes, due 3/15/13                                                      1,862,987
         1,925,000    Xcel Energy, Inc., 3.40% senior notes, due 7/1/08                                                    1,896,341
         1,500,000    Xcel Energy, Inc., 7.00% senior notes, due 12/1/10                                                   1,696,371
                                                                                                                          30,735,866
Electronic Components - Semiconductors - 0.3%
         1,100,000    Freescale Semiconductor, Inc., 6.875% senior notes, due 7/15/11 (144A)                               1,144,000
         1,100,000    Freescale Semiconductor, Inc., 7.125% senior notes, due 7/15/14 (144A)                               1,144,000
                                                                                                                           2,288,000
Fiduciary Banks - 0.3%
         2,325,000    Bank of New York Company, Inc., 3.625% senior notes, due 1/15/09                                     2,307,604
Finance - Auto Loans - 1.7%
         1,450,000    Ford Motor Credit Co., 7.375% notes, due 10/28/09                                                    1,588,236
         2,000,000    Ford Motor Credit Co., 7.00% notes, due 10/1/13                                                      2,114,576
         5,000,000    General Motors Acceptance Corp., 6.125% notes, due 9/15/06                                           5,227,064
         1,150,000    General Motors Acceptance Corp., 5.85% senior unsubordinated notes, due 1/14/09                      1,188,895
         1,675,000    General Motors Acceptance Corp., 5.625% notes, due 5/15/09                                           1,707,522
                                                                                                                          11,826,293
Finance - Commercial - 0.6%
         1,500,000    Caterpillar Financial Services Corp., 2.35% notes, due 9/15/06                                       1,480,859
         3,000,000    Caterpillar Financial Services Corp., 3.10% notes, due 5/15/07                                       2,993,382
                                                                                                                           4,474,241
Finance - Consumer Loans - 1.3%
         3,500,000    Household Finance Corp., 4.625% notes, due 1/15/08                                                   3,612,735
         2,600,000    John Deere Capital Corp., 3.625% notes, due 5/25/07                                                  2,617,217
         2,100,000    SLM Corp., 3.95% notes, due 8/15/08                                                                  2,119,083
           775,000    SLM Corp., 4.00% notes, due 1/31/14                                                                    783,936
                                                                                                                           9,132,971
Finance - Credit Card - 0.2%
         1,225,000    Capital One Bank, 5.75% notes, due 9/15/10                                                           1,305,927
Finance - Investment Bankers/Brokers - 0.4%
         2,450,000    Jefferies Group, Inc., 5.50% senior notes, due 3/15/16                                               2,445,793
Finance - Other Services - 0.3%
         2,150,000    Athena Neuro Financial LLC, 7.25% company guaranteed notes, due 2/21/08                              2,176,875
Food - Dairy Products - 0.5%
         3,285,000    Dean Foods Co., 6.625% senior notes, due 5/15/09                                                     3,490,313
Food - Diversified - 1.6%
           425,000    Del Monte Corp., 9.25% company guaranteed notes, due 5/15/11                                           467,500
           935,000    Del Monte Corp., 8.625% senior subordinated notes, due 12/15/12                                      1,040,188
         3,450,000    General Mills, Inc., 3.875% notes, due 11/30/07                                                      3,485,849
         1,250,000    General Mills, Inc., 6.00% notes, due 2/15/12                                                        1,346,404
         4,000,000    Kellogg Co., 2.875% senior notes, due 6/1/08                                                         3,921,771
           725,000    Kellogg Co., 6.60% notes, due 4/1/11                                                                   816,362
                                                                                                                          11,078,074
Foreign Government - 0.3%
           875,000    China Development Bank, 4.75% notes, due 10/8/14                                                       852,110
           625,000    United Mexican States, 4.625% notes, due 10/8/08                                                       631,250
           525,000    United Mexican States, 6.625% notes, due 3/3/15                                                        556,500
                                                                                                                           2,039,860
Forestry - 0.1%
           875,000    Tembec Industries, Inc., 8.625% company guaranteed notes, due 6/30/09                                  901,250
Funeral Services and Related Items - 0%
           100,000    Service Corporation International, 6.00% notes, due 12/15/05                                           102,750
Gas - Distribution - 0.3%
         1,750,000    Southwest Gas Corp., 7.625% senior notes, due 5/15/12                                                2,032,986
Hotels and Motels - 0.6%
         4,000,000    Starwood Hotels & Resorts Worldwide, Inc., 6.75% notes, due 11/15/05                                 4,140,000
Investment Management and Advisory Services - 0.2%
         1,550,000    Franklin Resources, Inc., 3.70% notes, due 4/15/08                                                   1,553,283
Leisure and Recreation Products - 0%
           225,000    K2, Inc., 7.375% senior notes, due 7/1/14 (144A)                                                       238,500
Leisure, Recreation and Gaming - 0.1%
           850,000    Hard Rock Hotel, Inc., 8.875% notes, due 6/1/13                                                        915,875
Life and Health Insurance - 0.9%
         1,625,000    Americo Life, Inc., 7.875% notes, due 5/1/13 (144A) ss.                                              1,692,124
         3,900,000    StanCorp Financial Group, Inc., 6.875% senior notes, due 10/1/12                                     4,287,765
                                                                                                                           5,979,889
Machine Tools and Related Products - 0.5%
         3,500,000    Kennametal, Inc., 7.20% senior notes, due 6/15/12                                                    3,818,623
Medical - HMO - 1.0%
         2,900,000    UnitedHealth Group, Inc., 5.20% notes, due 1/17/07                                                   3,029,906
         2,025,000    UnitedHealth Group, Inc., 3.30% senior notes, due 1/30/08                                            2,011,959
         1,725,000    WellPoint Health Networks, Inc., 6.375% notes, due 6/15/06                                           1,819,442
                                                                                                                           6,861,307
Medical - Hospitals - 1.1%
         5,000,000    HCA, Inc., 5.25% notes, due 11/6/08                                                                  5,119,605
         2,500,000    HCA, Inc., 6.95% senior notes, due 5/1/12                                                            2,699,408
                                                                                                                           7,819,013
Medical - Nursing Homes - 0.6%
           350,000    Genesis HealthCare Corp., 8.00% senior subordinated notes, due 10/15/13                                381,500
         3,275,000    Manor Care, Inc., 6.25% company guaranteed notes, due 5/1/13                                         3,526,684
                                                                                                                           3,908,184
Medical Products - 0%
           300,000    Fresenius Medical Care Capital Trust IV, 7.875% company guaranteed notes, due 6/15/11                  333,000
Metal - Diversified - 0.4%
         2,525,000    Freeport-McMoRan Copper & Gold, Inc., 10.125% senior notes, due 2/1/10                               2,856,406
Metal Processors and Fabricators - 0.2%
         1,100,000    Precision Castparts Corp., 5.60% company guaranteed notes, due 12/15/13                              1,126,090
Motorcycle and Motor Scooter Manufacturing - 0.2%
         1,325,000    Harley-Davidson, Inc., 3.625% notes, due 12/15/08 (144A)                                             1,321,119
Multi-Line Insurance - 0.3%
           800,000    Assurant, Inc., 6.75% senior notes, due 2/15/34                                                        840,194
           800,000    Farmers Insurance Exchange, 8.625% notes, due 5/1/24 (144A)                                            944,887
                                                                                                                           1,785,081
Multimedia - 1.1%
         1,265,000    Corus Entertainment, Inc., 8.75% senior subordinated notes, due 3/1/12                               1,396,244
         3,000,000    News America, Inc., 6.625% senior notes, due 1/9/08                                                  3,271,125
         3,000,000    Time Warner, Inc., 5.625% company guaranteed notes, due 5/1/05                                       3,053,787
                                                                                                                           7,721,156
Mutual Insurance - 0.2%
         1,250,000    New York Life Insurance Co., 5.875% notes, due 5/15/33 (144A)                                        1,267,999
Non-Hazardous Waste Disposal - 0.6%
         3,925,000    Waste Management, Inc., 7.375% senior notes, due 8/1/10                                              4,530,612
Oil Companies - Exploration and Production - 1.5%
         3,850,000    Anadarko Petroleum Corp., 3.25% notes, due 5/1/08                                                    3,805,224
         3,000,000    Devon Energy Corp., 2.75% senior notes, due 8/1/06                                                   2,979,689
           425,000    Forest Oil Corp., 8.00% senior notes, due 12/15/11 (144A)                                              477,063
         1,800,000    Kerr-McGee Corp., 6.95% company guaranteed notes, due 7/1/24                                         1,918,213
           517,000    Magnum Hunter Resources, Inc., 9.60% company guaranteed notes, due 3/15/12                             584,210
           525,000    Pemex Project Funding Master Trust, 6.125% company guaranteed notes, due 8/15/08                       551,250
           220,000    Pemex Project Funding Master Trust, 8.625% company guaranteed notes, due 2/1/22                        250,140
                                                                                                                          10,565,789
Oil Companies - Integrated - 1.1%
         4,000,000    ChevronTexaco Capital Co., 3.50% company guaranteed notes, due 9/17/07                               4,037,368
         1,950,000    Occidental Petroleum Corp., 5.875% senior notes, due 1/15/07                                         2,059,859
         1,500,000    Occidental Petroleum Corp., 4.25% notes, due 3/15/10                                                 1,507,754
                                                                                                                           7,604,981
Oil Field Machinery and Equipment - 0.2%
         1,275,000    Cooper Cameron Corp., 2.65% senior notes, due 4/15/07                                                1,249,153
Oil Refining and Marketing - 0.1%
           500,000    Enterprise Products Operating L.P., Series B, 6.375% company guaranteed notes, due 2/1/13              536,442
           375,000    Enterprise Products Operating L.P., 6.65% senior notes, due 10/15/34 (144A)                            375,958
                                                                                                                             912,400
Phys Practice Management - 0.1%
           375,000    US Oncology, Inc., 9.00% senior notes, due 8/15/12 (144A)                                              388,125
Pipelines - 1.4%
           500,000    El Paso Corp., 7.875% notes, due 6/15/12                                                               496,250
           875,000    Enterprise Products Operating L.P., 5.60% senior notes, due 10/15/14 (144A)                            881,653
           576,000    Gulfterra Energy Partners L.P., 8.50% company guaranteed notes, due 6/1/10                             670,320
         1,550,000    Kaneb Pipe Line Operating Partnership L.P., 5.875% senior notes, due 6/1/13                          1,599,271
         1,455,256    Kern River Funding Corp., 4.893% company guaranteed notes, due 4/30/18 (144A)                        1,467,233
           800,000    Panhandle Eastern Pipe Line Co. - Series B, 2.75% senior notes, due 3/15/07                            785,189
         2,000,000    Panhandle Eastern Pipe Line Co., 4.80% senior notes, due 8/15/08                                     2,051,585
         1,775,000    Plains All American Pipeline L.P., 5.625% senior notes, due 12/15/13                                 1,835,987
                                                                                                                           9,787,488
Printing - Commercial - 0.1%
           800,000    R. R. Donnelley & Sons Co., 3.75% notes, due 4/1/09                                                    787,978
Property and Casualty Insurance - 0.8%
         1,600,000    Kingsway America, Inc., 7.50% senior notes, due 2/1/14                                               1,659,195
         1,400,000    NYMAGIC, Inc., 6.50% senior notes, due 3/15/14                                                       1,359,645
         1,800,000    Ohio Casualty Corp., 7.30% notes, due 6/15/14                                                        1,899,542
           725,000    W.R. Berkley Corp., 6.15% senior notes, due 8/15/19                                                    734,237
                                                                                                                           5,652,619
Publishing - Periodicals - 0.3%
           683,000    Dex Media East LLC, 12.125% company guaranteed notes, due 11/15/12                                     850,335
           659,000    Dex Media West Finance Co., 9.875% senior subordinated notes, due 8/15/13                              774,325
           475,000    Dex Media, Inc., 8.00% notes, due 11/15/13 (144A)                                                      498,750
                                                                                                                           2,123,410
Radio - 0.1%
           497,000    XM Satellite Radio Holdings, Inc., 12.00% secured notes, due 6/15/10                                   581,490
Reinsurance - 0.2%
         1,175,000    Berkshire Hathaway, Inc., 4.625% company guaranteed notes, due 10/15/13                              1,173,626
Retail - Apparel and Shoe - 0.4%
         2,500,000    Gap, Inc., 6.90% notes, due 9/15/07                                                                  2,718,750
Retail - Discount - 0.2%
         1,000,000    Wal-Mart Stores, Inc., 6.875% senior notes, due 8/10/09                                              1,134,109
Retail - Drug Store - 0%
           300,000    Rite Aid Corp., 7.625% senior notes, due 4/15/05                                                       304,500
Rubber - Tires - 0.1%
           475,000    Goodyear Tire & Rubber Co., 8.50% notes, due 3/15/07                                                   489,250
Savings/Loan/Thrifts - 0.3%
           400,000    Chevy Chase Bank FSB, 6.875% subordinated notes, due 12/1/13                                           404,000
           850,000    Webster Bank, 5.875% subordinated notes, due 1/15/13                                                   889,922
           500,000    Webster Capital Trust II, 10.00% company guaranteed notes, due 4/1/27                                  604,113
                                                                                                                           1,898,035
Special Purpose Entity - 1.1%
         2,475,000    Fund American Companies, Inc., 5.875% notes, due 5/15/13                                             2,526,782
         2,825,000    Glencore Funding LLC, 6.00% company guaranteed notes, due 4/15/14 (144A)                             2,739,821
         2,075,000    OneAmerica Financial Partners, 7.00% bonds, due 10/15/33 (144A)                                      2,129,873
                                                                                                                           7,396,476
Super-Regional Banks - 0.1%
           775,000    U.S. Bancorp, 2.75% senior notes, due 3/30/06                                                          775,309
Telephone - Integrated - 0.5%
         3,000,000    Deutsche Telekom International Finance B.V., 3.875% company guaranteed notes, due 7/22/08**          3,011,973
           185,000    Telecom Italia Capital, 4.95% company guaranteed notes, due 9/30/14 (144A)**                           182,720
                                                                                                                           3,194,693
Television - 0.5%
           940,000    Univision Communications, Inc., 3.50% company guaranteed notes, due 10/15/07                           933,462
         2,325,000    Univision Communications, Inc., 3.875% company guaranteed notes, due 10/15/08                        2,315,119
                                                                                                                           3,248,581
Theaters - 0.2%
         1,100,000    AMC Entertainment, Inc., 9.875% senior subordinated notes, due 2/1/12                                1,138,500
           300,000    Marquee, Inc., 8.625% senior notes, due 8/15/12 (144A)                                                 318,000
                                                                                                                           1,456,500
Transportation - Marine - 0.2%
         1,475,000    Ship Finance International, Ltd., 8.50% senior notes, due 12/15/13                                   1,467,625
Transportation - Railroad - 0.1%
           925,000    CSX Corp., 4.875% notes, due 11/1/09                                                                   951,176
Transportation - Services - 0.2%
         1,625,000    FedEx Corp., 2.65% notes, due 4/1/07                                                                 1,598,435
Veterinary Diagnostics - 0.1%
           820,000    Vicar Operating, Inc., 9.875% company guaranteed notes, due 12/1/09                                    906,100
Wireless Equipment - 0.3%
         1,226,000    American Tower Corp., 9.375% senior notes, due 2/1/09                                                1,299,560
         1,000,000    American Tower Corp., 7.50% senior notes, due 5/1/12                                                 1,020,000
                                                                                                                           2,319,560
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $299,360,655)                                                                                307,112,931
------------------------------------------------------------------------------------------------------------------------------------
Foreign Bonds - 1.0%
Automotive - Truck Parts and Equipment - Original - 0.2%
EUR      1,161,000    TRW Automotive, Inc., 10.125% senior notes, due 2/15/13**                                            1,672,681
Cable Television - 0.2%
EUR        200,000    Tele Columbus A.G. & Co., 9.375% senior subordinated notes, due 4/15/12 (144A)**                       239,707
EUR      1,100,000    Telenet Communications N.V., 9.00% senior notes, due 12/15/13 (144A)**                               1,437,930
                                                                                                                           1,677,637
Drug Delivery Systems - 0.2%
EUR        900,000    Fresenius Finance B.V., 7.75% company guaranteed notes, due 4/30/09 (144A)**                         1,215,611
Foreign Government - 0.4%
EUR      1,725,000    Deutscheland Republic, 5.00% bonds, due 7/4/12**                                                     2,312,374
------------------------------------------------------------------------------------------------------------------------------------
Total Foreign Bonds (cost $5,923,654)                                                                                      6,878,303
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.3%
Finance - Other Services - 0.1%
            15,350    Chevy Chase Preferred Capital Corp., Series A, convertible, 10.375%                                    886,616
Savings/Loan/Thrifts - 0.2%
            55,250    Chevy Chase Bank FSB, 8.00%                                                                          1,508,325
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $2,271,099)                                                                                    2,394,941
------------------------------------------------------------------------------------------------------------------------------------
Warrants - 0%
Telephone - Integrated - 0%
               224    Versatel Telecom B.V. - expires 5/15/08*, (sigma), (beta) (cost $0)                                          0
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 7.7%
       $23,565,000    Fannie Mae, 3.25%, due 11/15/07#                                                                    23,566,391
         3,300,000    Fannie Mae, 4.00%, due 9/2/08#                                                                       3,346,929
        13,180,000    Fannie Mae, 5.25%, due 1/15/09                                                                      14,037,544
         3,170,000    Fannie Mae, 6.25%, due 2/1/11#                                                                       3,499,889
         8,900,000    Fannie Mae, 5.50%, due 3/15/11#                                                                      9,581,891
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $54,130,789)                                                                         54,032,644
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes - 24.6%
        10,035,000    U.S. Treasury Notes, 2.625%, due 11/15/06#                                                          10,031,468
        18,975,000    U.S. Treasury Notes, 2.75%, due 8/15/07#                                                            18,923,122
        10,070,000    U.S. Treasury Notes, 3.00%, due 2/15/08#                                                            10,075,901
        26,625,000    U.S. Treasury Notes, 3.375%, due 9/15/09#                                                           26,630,192
        11,150,000    U.S. Treasury Notes, 5.75%, due 8/15/10#                                                            12,430,076
         6,400,000    U.S. Treasury Notes, 5.00%, due 8/15/11#                                                             6,878,253
        13,546,564    U.S. Treasury Notes, 2.00%, due 1/15/14#, (pi)                                                      13,870,937
         9,690,000    U.S. Treasury Notes, 4.75%, due 5/15/14#                                                            10,171,477
        17,195,000    U.S. Treasury Notes, 4.25%, due 8/15/14#                                                            17,375,007
        10,455,000    U.S. Treasury Notes, 7.25%, due 5/15/16#                                                            13,161,047
         4,270,000    U.S. Treasury Notes, 7.25%, due 8/15/22#                                                             5,497,958
         9,965,000    U.S. Treasury Notes, 6.25%, due 8/15/23**, #                                                        11,636,469
         1,813,736    U.S. Treasury Notes, 2.375%, due 1/15/25#, (pi)                                                      1,889,474
         5,765,000    U.S. Treasury Notes, 6.25%, due 5/15/30#                                                             6,842,334
         5,685,000    U.S. Treasury Notes, 5.375%, due 2/15/31#                                                            6,090,056
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes (cost $169,302,613)                                                                            171,503,771
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 20.4%
       142,114,311    State Street Navigator Securities Lending Prime Portfolio+ (cost $142,114,311)                     142,114,311
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 2.0%
        14,300,000    Citigroup Global Markets, Inc., 1.925%
                       dated 9/30/04, maturing 10/1/04
                       to be repurchased at $14,300,765
                       collateralized by $35,976,981
                       in U.S. Government Agencies
                       0% - 10.00%, 1/15/06 - 9/15/34
                       with a value of $14,612,476
                       (cost $14,300,000)                                                                                 14,300,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $687,403,121) - 100%                                                                      $698,336,901
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                         September 30, 2004 (unaudited)

Country                          Market Value      % of Investment Securities

Barbados                         $    772,125                           0.1%
Belgium                             1,437,930                           0.2
Bermuda                             1,467,625                           0.2
Canada                              6,334,862                           0.9
China                                 852,110                           0.1
Denmark                               239,707                           0.0
Germany                             5,324,347                           0.8
Luxembourg                          9,524,970                           1.4
Mexico                              1,187,750                           0.2
Netherlands                         1,215,611                           0.2
United Kingdom                        832,727                           0.1
United States++                   669,147,137                          95.8

Total                            $698,336,901                         100.0%
                                 ============                         =====

++ Includes Short-Term Securities (73.4% excluding Short-Term Securities)

Forward Currency Contracts
Open at September 30, 2004
--------------------------------------------------------------------------------
Currency Sold and                  Currency     Currency Value      Unrealized
Settlement Date                  Units Sold           in $U.S.     Gain/(Loss)
--------------------------------------------------------------------------------
Euro 4/15/05                      5,205,000        $6,463,422       $ (52,944)
--------------------------------------------------------------------------------
Total                                              $6,463,422       $ (52,944)
--------------------------------------------------------------------------------
TABLES TO THE SCHEDULE OF INVESTMENTS

Schedule of Futures Contracts
As of September 30, 2004.

Financial Futures - Short

389 Contracts  U.S. Treasury - 10-year Note
               expires December 2004, principal
               amount $43,739,656, value $43,811,125
               cumulative appreciation ....($71,469)

Notes to Schedules of Investments (unaudited)

PLC              Public Limited Company

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

*       Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.
(omega) Rate is subject to change. Rate shown reflects current rate.
(delta) Security is a defaulted security with accrued interest in the amount of
        $39,840 that was written-off December 10, 2001.
(pi)    Security is a U.S. Treasury Inflation-Protected Security (TIPS).
(beta)  Security is illiquid.
(sigma) Security is fair valued.
# Loaned security, a portion or all of the security is on loan as of September 30, 2004.
+ The security is purchased with the cash collateral received from securities on loan.

ss. Schedule of Restricted and Illiquid Securities

                                                                                                                         Value as
                                                            Acquisition          Acquisition                               % of
                                                                Date                 Cost                Value         Market Value
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio
Americo Life, Inc., 7.875% notes, due 5/1/13 (144A)       4/25/03-5/21/03         $1,627,330           $1,692,123              0.2%

Allegheny Energy Supply Company LLC, 8.25%
  bonds, due 4/15/12 (144A)                               3/12/04-7/13/04          2,961,638            3,287,375              0.5%

Candescent Technologies Corp., 8.00%
   convertible senior subordinated debentures
   due 5/1/03 (144A)                                           3/6/00             $  796,800           $       --              0.0%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  $5,385,768           $4,979,499              0.7%
------------------------------------------------------------------------------------------------------------------------------------

The Portfolio has registration rights for certain restricted securities held as of September 30, 2004. The issuer incurs all registration costs.

Janus Aspen Foreign Stock Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                              Market Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 79.4%
Advertising Services - 2.1%
            32,348    WPP Group PLC                                                                                      $   301,166
Beverages - Wine and Spirits - 2.6%
            29,156    Diageo PLC**                                                                                           364,041
Brewery - 2.5%
            11,935    Heineken N.V.                                                                                          359,317
Broadcast Services and Programming - 1.2%
             3,180    Grupo Televisa S.A. (ADR)                                                                              167,681
Cable Television - 2.3%
            19,898    Shaw Communications, Inc. - Class B                                                                    331,908
Chemicals - Diversified - 1.2%
             4,792    Akzo Nobel N.V.                                                                                        169,206
Chemicals - Specialty - 4.2%
               457    Givaudan S.A.**                                                                                        277,779
             3,325    Syngenta A.G.*,**                                                                                      316,870
                                                                                                                             594,649
Cosmetics and Toiletries - 2.6%
            30,000    Shiseido Company, Ltd.                                                                                 368,825
Diversified Operations - 10.1%
            49,123    Smiths Group PLC                                                                                       659,572
            25,005    Tyco International, Ltd. (New York Shares)                                                             766,653
                                                                                                                           1,426,225
Electronic Components - Miscellaneous - 1.8%
            11,172    Koninklijke (Royal) Philips Electronics N.V.                                                           255,867
Food - Diversified - 2.4%
             1,510    Nestle S.A.**                                                                                          345,848
Home Decoration Products - 2.4%
             7,278    Hunter Douglas N.V.                                                                                    334,364
Hotels and Motels - 3.2%
             2,803    Accor S.A.                                                                                             109,244
            12,630    Fairmont Hotels & Resorts, Inc. (New York Shares)                                                      345,052
                                                                                                                             454,296
Machinery - Pumps - 1.9%
             6,941    Pfeiffer Vacuum Technology A.G.                                                                        270,261
Medical - Drugs - 4.7%
            11,433    GlaxoSmithKline PLC                                                                                    246,403
             9,200    Takeda Pharmaceutical Company, Ltd.                                                                    417,366
                                                                                                                             663,769
Miscellaneous Manufacturing - 5.5%
           359,168    FKI PLC**                                                                                              779,924
Multimedia - 2.5%
            13,856    Vivendi Universal S.A.*                                                                                355,026
Oil Companies - Integrated - 3.2%
            23,982    BP PLC                                                                                                 228,919
             1,072    Total S.A. - Class B                                                                                   218,354
                                                                                                                             447,273
Property and Casualty Insurance - 8.1%
                35    Millea Holdings, Inc.                                                                                  450,937
           123,000    Nipponkoa Insurance Company, Ltd.                                                                      688,572
                                                                                                                           1,139,509
Publishing - Books - 2.7%
            29,225    Reed Elsevier N.V.                                                                                     376,406
Publishing - Newspapers - 1.2%
            67,969    Independent News & Media PLC                                                                           172,212
Publishing - Periodicals - 0.6%
             5,145    Wolters Kluwer N.V.                                                                                     86,586
Radio - 3.1%
             9,500    Nippon Broadcasting System, Inc.                                                                       439,595
Rubber/Plastic Products - 1.7%
            15,000    Tenma Corp.                                                                                            236,265
Television - 2.8%
            45,964    British Sky Broadcasting Group PLC                                                                     398,615
Toys - 2.8%
             3,200    Nintendo Company, Ltd.                                                                                 391,380
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $8,881,259)                                                                                      11,230,214
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 2.2%
Soap and Cleaning Preparations - 2.2%
             4,156    Henkel KGaA (cost $298,521)                                                                            305,577
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 18.4%
 $2,600,000           Citigroup Global Markets, Inc., 1.925%
                       dated 9/30/04, maturing 10/1/04
                       to be repurchased at $2,600,139
                       collateralized by $6,541,269
                       in U.S. Government Agencies
                       0% - 10.00%, 1/15/06 - 9/15/34
                       with a value of $2,656,814
                       (cost $2,600,000)                                                                                   2,600,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $11,779,780) - 100%                                                                        $14,135,791
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                         September 30, 2004 (unaudited)

Country                            Market Value    % of Investment Securities

Bermuda                             $   766,653                           5.4%
Canada                                  676,960                           4.8
France                                  682,624                           4.8
Germany                                 575,838                           4.1
Ireland                                 172,212                           1.2
Japan                                 2,992,940                          21.2
Mexico                                  167,681                           1.2
Netherlands                           1,581,746                          11.2
Switzerland                             940,497                           6.6
United Kingdom                        2,978,640                          21.1
United States++                       2,600,000                          18.4

Total                               $14,135,791                         100.0%
                                    ===========                         =====

++ Includes Short-Term Securities (0.0% excluding Short-Term Securities)

Forward Currency Contracts
Open at September 30, 2004
--------------------------------------------------------------------------------
 Currency Sold and                 Currency     Currency Value in   Unrealized
  Settlement Date                 Units Sold        $ U.S.          Gain/(Loss)
--------------------------------------------------------------------------------

Canadian Dollar 3/4/05             375,000          $295,710         $(7,470)
--------------------------------------------------------------------------------

Swiss Franc 4/15/05                125,000           100,941            (652)
--------------------------------------------------------------------------------
Total                                               $396,651         $(8,122)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR                   American Depositary Receipt

New York Shares       Securities of foreign companies trading on the New York
                      Stock Exchange

PLC                   Public Limited Company

*     Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.

Janus Aspen Global Life Sciences Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                              Market Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 100%
Diagnostic Equipment - 2.2%
            23,685    Cytyc Corp.*                                                                                       $   571,993
             4,425    Gen-Probe, Inc.*                                                                                       176,425
                                                                                                                             748,418
Diversified Operations - 2.4%
            25,830    Tyco International, Ltd. (New York Shares)                                                             791,948
Health Care Cost Containment - 1.1%
            13,975    McKesson Corp.                                                                                         358,459
Hospital Beds and Equipment - 2.1%
            13,685    Kinetic Concepts, Inc.*                                                                                719,147
Instruments - Scientific - 2.2%
            12,655    Fisher Scientific International, Inc.*                                                                 738,166
Medical - Biomedical and Genetic - 14.5%
             5,745    Affymetrix, Inc.*                                                                                      176,429
            16,260    Amgen, Inc.*                                                                                           921,617
             5,464    Biogen Idec, Inc.*                                                                                     334,233
            11,380    Celgene Corp.*                                                                                         662,657
            22,000    Genentech, Inc.*                                                                                     1,153,240
            17,995    Genzyme Corp.*                                                                                         979,108
            12,000    Invitrogen Corp.*                                                                                      659,880
                                                                                                                           4,887,164
Medical - Drugs - 31.6%
             7,443    Altana A.G.**                                                                                          433,555
            33,100    Chugai Pharmaceutical Company, Ltd.**                                                                  477,212
            12,135    Cubist Pharmaceuticals, Inc.*                                                                          119,894
            28,430    Elan Corporation PLC (ADR)*,**                                                                         665,262
             8,265    Eli Lilly and Co.                                                                                      496,313
            12,875    Forest Laboratories, Inc.*                                                                             579,118
            28,043    IVAX Corp.*                                                                                            537,023
            38,470    Ligand Pharmaceuticals, Inc. - Class B*                                                                385,469
             7,425    Merck & Company, Inc.                                                                                  245,025
             6,541    Merck KGaA**                                                                                           369,640
            15,736    Novartis A.G.**                                                                                        733,431
             1,260    OSI Pharmaceuticals, Inc.*                                                                              77,440
            29,096    Pfizer, Inc.                                                                                           890,337
            11,670    Pharmion Corp.*                                                                                        603,292
            10,872    Roche Holding A.G.**                                                                                 1,123,157
            15,500    Sankyo Company, Ltd.**                                                                                 327,678
            10,704    Sanofi-Aventis**                                                                                       776,394
            25,405    Schering-Plough Corp.                                                                                  484,219
             3,245    Sepracor, Inc.*                                                                                        158,291
             7,000    Takeda Pharmaceutical Company, Ltd.**                                                                  317,561
            15,535    Valeant Pharmaceuticals International                                                                  374,704
            13,035    Wyeth                                                                                                  487,509
                                                                                                                          10,662,524
Medical - Generic Drugs - 2.2%
            10,123    Barr Pharmaceuticals, Inc.*                                                                            419,396
            11,740    Teva Pharmaceutical Industries, Ltd. (ADR)                                                             304,653
                                                                                                                             724,049
Medical - HMO - 10.1%
             5,235    Aetna, Inc.                                                                                            523,134
            10,375    Anthem, Inc.*                                                                                          905,219
             6,535    Conventry Health Care, Inc.*                                                                           348,773
            15,040    PacifiCare Health Systems, Inc.*                                                                       551,968
            14,720    UnitedHealth Group, Inc.                                                                             1,085,452
                                                                                                                           3,414,546
Medical - Hospitals - 1.0%
             8,470    HCA, Inc.                                                                                              323,131
Medical Instruments - 7.7%
            19,640    Boston Scientific Corp.*                                                                               780,296
            10,220    Guidant Corp.                                                                                          674,929
             8,725    Medtronic, Inc.                                                                                        452,828
             8,995    St. Jude Medical, Inc.*                                                                                677,054
                                                                                                                           2,585,107
Medical Products - 4.8%
             6,175    Johnson & Johnson                                                                                      347,838
            38,956    Smith & Nephew PLC**                                                                                   358,106
             3,268    Synthes, Inc.                                                                                          355,929
             6,785    Zimmer Holdings, Inc.*                                                                                 536,285
                                                                                                                           1,598,158
Optical Supplies - 1.9%
             5,890    Alcon, Inc. (New York Shares)**                                                                        472,378
             2,245    Allergan, Inc.                                                                                         162,875
                                                                                                                             635,253
Pharmacy Services - 3.8%
            14,230    Accredo Health, Inc.*                                                                                  335,401
            29,545    Caremark Rx, Inc.*                                                                                     947,508
                                                                                                                           1,282,909
Therapeutics - 12.4%
            16,855    Amylin Pharmaceuticals, Inc.                                                                           345,865
            19,545    Cypress Bioscience, Inc.*                                                                              228,090
             3,435    DOV Pharmaceutical, Inc.*                                                                               58,876
            27,580    Gilead Sciences, Inc.*                                                                               1,030,940
             4,240    ImClone Systems, Inc.*                                                                                 224,084
             7,760    Medicines Co.*                                                                                         187,326
            29,490    MGI Pharma, Inc.*                                                                                      787,088
            22,410    Nabi Biopharmaceuticals*                                                                               299,846
             8,750    Neurocrine Biosciences, Inc.*                                                                          412,650
             6,560    Onyx Pharmaceuticals, Inc.*                                                                            282,146
            19,035    QLT, Inc. (New York Shares)*                                                                           316,933
                                                                                                                           4,173,844
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $26,421,981) - 100%                                                                        $33,642,823
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                         September 30, 2004 (unaudited)

Country                            Market Value      % of Investment Securities

Bermuda                             $   791,948                             2.4%
Canada                                  316,933                             0.9
France                                  776,394                             2.3
Germany                                 803,195                             2.4
Ireland                                 665,262                             2.0
Israel                                  304,653                             0.9
Japan                                 1,122,451                             3.3
Switzerland                           2,328,966                             6.9
United Kingdom                          358,106                             1.1
United States                        26,174,915                            77.8

Total                               $33,642,823                           100.0%
                                    ===========                           =====

Forward Currency Contracts
Open at September 30, 2004
--------------------------------------------------------------------------------
Currency Sold and                Currency      Currency Value in     Unrealized
Settlement Date                 Units Sold          $ U.S.           Gain/(Loss)
--------------------------------------------------------------------------------

British Pound 11/19/04             30,000          $ 54,055           $(1,345)
--------------------------------------------------------------------------------

Euro 4/15/05                      190,000           235,937            (1,933)
--------------------------------------------------------------------------------

Japanese Yen 4/15/05           12,000,000           110,230              (370)
--------------------------------------------------------------------------------

Swiss Franc 10/15/04              175,000           140,246            (5,423)
--------------------------------------------------------------------------------

Swiss Franc 4/15/05               100,000            80,753              (522)
--------------------------------------------------------------------------------

Total                                              $621,221           $(9,593)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR                   American Depositary Receipt

New York Shares       Securities of foreign companies trading on the New York
                      Stock Exchange

PLC                   Public Limited Company

*     Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.

Janus Aspen Global Technology Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                              Market Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 90.4%
Applications Software - 3.4%
            24,122    Infosys Technologies, Ltd.                                                                        $    888,948
            12,355    Mercury Interactive Corp.*                                                                             430,942
           171,705    Microsoft Corp.                                                                                      4,747,644
                                                                                                                           6,067,534
Audio and Video Products - 1.3%
           111,839    Thomson*,**                                                                                          2,341,930
Automotive - Cars and Light Trucks - 1.8%
           286,000    Nissan Motor Company, Ltd.**                                                                         3,113,914
Automotive - Truck Parts and Equipment - Original - 0.3%
             1,625    Autoliv, Inc.                                                                                           65,650
            12,815    Autoliv, Inc. (SDR)#                                                                                   512,234
                                                                                                                             577,884
Cable Television - 0.6%
            32,485    EchoStar Communications Corp. - Class A*                                                             1,010,933
Computer Aided Design - 1.3%
            48,321    Dassault Systemes S.A.**                                                                             2,257,760
Computer Services - 3.0%
            60,303    Atos Origin S.A.*,**                                                                                 3,329,153
           609,557    LogicaCMG PLC**                                                                                      1,911,000
                                                                                                                           5,240,153
Computers - 4.5%
           130,105    Dell, Inc.*                                                                                          4,631,738
            37,890    IBM Corp.                                                                                            3,248,689
                                                                                                                           7,880,427
Computers - Memory Devices - 2.8%
           191,870    EMC Corp.*                                                                                           2,214,180
            64,375    SanDisk Corp.*, #                                                                                    1,874,600
            31,030    Storage Technology Corp.*                                                                              783,818
                                                                                                                           4,872,598
Computers - Peripheral Equipment - 1.5%
            19,040    InFocus Corp.*, #                                                                                      174,406
            50,270    Logitech International S.A.*                                                                         2,435,601
                                                                                                                           2,610,007
Consulting Services - 0.1%
             6,890    Accenture, Ltd. - Class A (New York Shares)*                                                           186,375
Data Processing and Management - 0.3%
            25,682    VERITAS Software Corp.*                                                                                457,140
E-Commerce/Products - 2.7%
           118,925    Amazon.com, Inc.*                                                                                    4,859,276
E-Commerce/Services - 1.8%
            34,675    eBay, Inc.*                                                                                          3,188,020
Electric Products - Miscellaneous - 3.9%
           398,000    Johnson Electric Holdings, Ltd.                                                                        390,444
            34,870    LG Electronics, Inc.**                                                                               2,004,684
             9,920    Samsung Electronics Company, Ltd.**                                                                  3,945,601
           163,000    Toshiba Corp.**                                                                                        598,966
                                                                                                                           6,939,695
Electronic Components - Miscellaneous - 6.9%
           133,364    Chi Mei Optoelectronics Corp. (GDR)*                                                                 1,660,382
         1,138,912    Hon Hai Precision Industry Company, Ltd.                                                             3,922,659
            26,320    KH Vatec Company, Ltd.**                                                                               621,714
           126,293    Koninklijke (Royal) Philips Electronics N.V.**                                                       2,892,432
            97,600    LG.Philips LCD Co. (ADR)*, **, #                                                                     1,478,640
            16,680    Samsung SDI Company, Ltd.**                                                                          1,644,099
                                                                                                                          12,219,926
Electronic Components - Semiconductors - 12.0%
           140,010    Advanced Micro Devices, Inc.#                                                                        1,820,130
           987,158    ARM Holdings PLC**                                                                                   1,491,579
           134,185    ATI Technologies, Inc. (New York Shares)#                                                            2,057,056
            74,150    Broadcom Corp. - Class A*                                                                            2,023,554
            40,685    International Rectifier Corp.*, #                                                                    1,395,496
            39,990    Intersil Corp. - Class A                                                                               637,041
            15,075    Leadis Technology, Inc.*                                                                               170,046
            18,510    Microchip Technology, Inc.                                                                             496,808
           126,680    Micron Technology, Inc.*                                                                             1,523,960
            28,595    NVIDIA Corp.*, #                                                                                       415,199
            55,571    STMicroelectronics N.V.**                                                                              957,989
            75,478    STMicroelectronics N.V. (New York Shares)**, #                                                       1,304,260
           224,325    Texas Instruments, Inc.                                                                              4,773,636
            23,970    Volterra Semiconductor Corp.*, #                                                                       297,947
            67,540    Xilinx, Inc.                                                                                         1,823,580
                                                                                                                          21,188,281
Electronic Design Automation - 0.8%
            69,460    Cadence Design Systems, Inc.*                                                                          905,758
            30,420    Synopsys, Inc.*                                                                                        481,549
                                                                                                                           1,387,307
Electronic Measuring Instruments - 1.1%
            32,400    Advantest Corp.**                                                                                    1,925,509
Enterprise Software/Services - 1.8%
           189,065    Oracle Corp.*                                                                                        2,132,653
             7,144    SAP A.G.**                                                                                           1,113,546
                                                                                                                           3,246,199
Entertainment Software - 4.0%
           152,075    Electronic Arts, Inc.*                                                                               6,993,929
Internet Connectivity Services - 0.9%
            62,040    NDS Group PLC (ADR)*,**                                                                              1,675,080
Internet Security - 1.7%
            72,645    Check Point Software Technologies, Ltd. (New York Shares)*                                           1,232,786
            32,345    Symantec Corp.*                                                                                      1,775,093
                                                                                                                           3,007,879
Medical Instruments - 1.2%
             4,995    Boston Scientific Corp.*                                                                               198,451
             3,570    Guidant Corp.                                                                                          235,763
            33,830    Medtronic, Inc.                                                                                      1,755,777
                                                                                                                           2,189,991
Miscellaneous Manufacturing - 0.6%
            54,140    Applied Films Corp.#                                                                                   975,061
Networking Products - 2.1%
           191,140    Cisco Systems, Inc.*                                                                                 3,459,634
             7,445    Juniper Networks, Inc.*, #                                                                             175,702
                                                                                                                           3,635,336
Retail - Consumer Electronics - 0.5%
            16,195    Best Buy Company, Inc.                                                                                 878,417
Semiconductor Components/Integrated Circuits - 5.7%
             9,485    Analog Devices, Inc.                                                                                   367,828
           141,590    Marvell Technology Group, Ltd.*                                                                      3,699,746
            66,675    Maxim Integrated Products, Inc.                                                                      2,819,686
            18,200    NEC Electronics Corp.**                                                                                929,692
            39,245    PowerDsine, Ltd. (New York Shares)*                                                                    486,246
           389,400    Siliconware Precision Industries Co.                                                                   267,089
         1,026,323    Taiwan Semiconductor Manufacturing Company, Ltd.                                                     1,308,207
            65,800    Vitesse Semiconductor Corp.*                                                                           179,634
                                                                                                                          10,058,128
Semiconductor Equipment - 4.5%
           146,545    Applied Materials, Inc.                                                                              2,416,527
            60,010    KLA-Tencor Corp.*                                                                                    2,489,215
            23,915    Novellus Systems, Inc.*                                                                                635,900
            92,350    Teradyne, Inc.*                                                                                      1,237,490
            24,700    Tokyo Electron, Ltd.**                                                                               1,203,457
                                                                                                                           7,982,589
Telecommunication Equipment - 7.4%
           138,925    Alcatel S.A. (ADR)**, #                                                                              1,629,590
            31,490    Harris Corp.                                                                                         1,730,061
           147,629    Nokia Oyj**                                                                                          2,031,582
           271,935    Nokia Oyj (ADR)**                                                                                    3,730,947
            52,130    Telefonaktiebolaget LM Ericsson (ADR)*, **, #                                                        1,628,541
           145,405    UTStarcom, Inc.*, #                                                                                  2,342,475
                                                                                                                          13,093,196
Telecommunication Equipment - Fiber Optics - 1.9%
           299,605    Corning, Inc.*                                                                                       3,319,623
Telecommunication Services - 0.6%
            51,430    Amdocs, Ltd. (New York Shares)*,**                                                                   1,122,717
Television - 0.9%
           181,238    British Sky Broadcasting Group PLC**                                                                 1,571,754
Web Portals/Internet Service Providers - 4.8%
            38,290    EarthLink, Inc.*                                                                                       394,387
            23,160    Netease.com, Inc. (ADR)*, #                                                                            878,459
               172    Yahoo Japan Corp.*, **                                                                                 764,687
               172    Yahoo Japan Corp.*, **, (sigma), (beta)                                                                764,687
           168,620    Yahoo!, Inc.*                                                                                        5,717,904
                                                                                                                           8,520,124
Wireless Equipment - 1.7%
           134,010    Motorola, Inc.                                                                                       2,417,541
           106,265    RF Micro Devices, Inc.*, #                                                                             673,720
                                                                                                                           3,091,261
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $146,513,765)                                                                                   159,685,953
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 0.7%
Applications Software - 0.4%
   $       675,000    Mercury Interactive Corp., 4.75% convertible notes, due 7/1/07 (144A), ss.                             664,875
Computers - Peripheral Equipment - 0%
         1,000,000    Candescent Technologies Corp., 8.00% convertible senior subordinated debentures
                      due 5/1/03 (144A) (omega), (delta), (sigma), ss.                                                             0
Electronic Components - Semiconductors - 0.3%
           650,000    International Rectifier Corp., 4.25% convertible subordinated notes, due 7/15/07                       640,250
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $2,121,173)                                                                                    1,305,125
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.4%
Wireless Equipment - 0.4%
            16,935    Crown Castle International Corp., convertible, 6.25% # (cost $846,750)                                 772,659
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 6.7%
        11,783,445    State Street Navigator Securities Lending Prime Portfolio+ (cost $11,783,445)                       11,783,445
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 1.8%
        $3,200,000    Citigroup Global Markets, Inc., 1.925%
                       dated 9/30/04, maturing 10/1/04
                       to be repurchased at $3,200,171
                       collateralized by $8,050,793
                       in U.S. Government Agencies
                       0% - 10.00%, 1/15/06 - 9/15/34
                       with a value of $3,269,925
                       (cost $3,200,000)                                                                                   3,200,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $164,465,133) - 100%                                                                      $176,747,182
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                         September 30, 2004 (unaudited)

Country                       Market Value           % of Investment Securities

Bermuda                       $  4,276,565                                 2.4%
Canada                           2,057,056                                 1.2
Cayman Islands                     878,459                                 0.5
Finland                          5,762,529                                 3.3
France                           9,558,433                                 5.4
Germany                          1,113,546                                 0.6
India                              888,948                                 0.5
Israel                           1,719,032                                 1.0
Japan                            9,300,912                                 5.3
Netherlands                      5,154,681                                 2.9
South Korea                      9,694,738                                 5.5
Sweden                           1,628,541                                 0.9
Switzerland                      2,435,601                                 1.4
Taiwan                           7,158,337                                 4.0
United Kingdom                   7,772,130                                 4.4
United States++                107,347,674                                60.7

Total                         $176,747,182                               100.0%
                              ============                               =====

++ Includes Short-Term Securities (52.2% excluding Short-Term Securities)

Forward Currency Contracts
Open at September 30, 2004
--------------------------------------------------------------------------------
Currency Sold and                              Currency Value in     Unrealized
 Settlement Date                     Units          $ U.S.           Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 11/19/04                815,000     $ 1,468,496        $ (36,541)
--------------------------------------------------------------------------------
British Pound 4/15/05                  35,000          62,416             (270)
--------------------------------------------------------------------------------
Euro 4/15/05                        3,700,000       4,594,555          (37,636)
--------------------------------------------------------------------------------
Japanese Yen 10/15/04             175,000,000       1,589,154           37,240
--------------------------------------------------------------------------------
Japanese Yen 4/15/05              155,000,000       1,423,808           (4,784)
--------------------------------------------------------------------------------
South Korean Won 11/12/04       1,250,000,000       1,083,665          (29,524)
--------------------------------------------------------------------------------
South Korean Won 11/15/04       2,000,000,000       1,733,623          (70,665)
--------------------------------------------------------------------------------
Total                                             $11,955,717        $(142,180)
--------------------------------------------------------------------------------

Notes to Schedules of Investments (unaudited)

ADR                    American Depositary Receipt

GDR                    Global Depositary Receipt

New York Shares        Securities of foreign companies trading on the New York
                       Stock Exchange

PLC                    Public Limited Company

SDR                    Swedish Depositary Receipt

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

*        Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.
(omega)  Rate is subject to change.  Rate shown reflects current rate.
(delta) Security is a defaulted security with accrued interest in the amount of $40,000 that was written-off December 10, 2001.
(beta)   Security is illiquid.
(sigma)  Security is fair valued.
# Loaned security, a portion or all of the security is on loan as of September 30, 2004.
+ The security is purchased with the cash collateral received from securities on loan.

ss. Schedule of Restricted and Illiquid Securities

                                                                                                                     Value as
                                                        Acquisition       Acquisition                                  % of
                                                           Date              Cost                Value             Market Value
-------------------------------------------------------------------------------------------------------------------------------
Candescent Technologies Corp., 8.00%
   convertible senior subordinated
   debentures, due 5/1/03 (144A)                           3/6/00          $800,000            $     --                0.0%

Mercury Interactive Corp., 4.75%
  convertible notes, due 7/1/07 (144A)                    6/27/00           675,000             664,875                0.4%
-------------------------------------------------------------------------------------------------------------------------------
                                                                         $1,475,000            $664,875                0.4%
-------------------------------------------------------------------------------------------------------------------------------


The Portfolio has registration rights for certain restricted securities held as of September 30, 2004. The issuer incurs all registration costs.

Janus Aspen Growth Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                             Market Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 90.8%
Advertising Sales - 0.1%
            24,825    Lamar Advertising Co.*                                                                         $     1,032,968
Aerospace and Defense - 2.1%
           131,980    Boeing Co.#                                                                                          6,812,808
            78,570    General Dynamics Corp.#                                                                              8,021,997
           341,565    Lockheed Martin Corp.#                                                                              19,052,495
                                                                                                                          33,887,300
Airlines - 1.0%
           549,130    Ryanair Holdings PLC (ADR)*,**,#                                                                    16,034,596
Apparel Manufacturers - 0.6%
           923,020    Burberry Group PLC**                                                                                 6,221,722
            83,750    Coach, Inc.*                                                                                         3,552,675
                                                                                                                           9,774,397
Applications Software - 0.4%
           158,285    NAVTEQ Corp.*                                                                                        5,641,277
Automotive - Truck Parts and Equipment - Original - 0.1%
            23,705    Autoliv, Inc.#                                                                                         957,682
Broadcast Services and Programming - 0.3%
           178,870    Clear Channel Communications, Inc.                                                                   5,575,378
Building - Mobile Home and Manufactured Homes - 0.5%
           213,769    Winnebago Industries, Inc.                                                                           7,404,958
Building - Residential and Commercial - 0.9%
            17,630    NVR, Inc.*,#                                                                                         9,714,130
            56,545    Ryland Group, Inc.#                                                                                  5,239,460
                                                                                                                          14,953,590
Building and Construction Products - Miscellaneous - 0.7%
           342,180    Masco Corp.                                                                                         11,815,475
Cable Television - 7.0%
         4,014,012    Comcast Corp. - Special Class A*                                                                   112,071,215
Chemicals - Specialty - 1.0%
           170,535    Ecolab, Inc.#                                                                                        5,361,620
           185,485    Sigma-Aldrich Corp.#                                                                                10,758,130
                                                                                                                          16,119,750
Commercial Banks - 0.7%
             1,388    Mitsubishi Tokyo Financial Group, Inc.**                                                            11,573,488
Commercial Services - Finance - 1.1%
           565,652    Paychex, Inc.#                                                                                      17,054,408
Computer Services - 0.5%
           451,235    Ceridian Corp.*,#                                                                                    8,307,236
Containers - Metal and Glass - 0.7%
           303,150    Ball Corp.                                                                                          11,346,905
Containers - Paper and Plastic - 0.8%
           490,355    Bemis Company, Inc.#                                                                                13,033,636
Cosmetics and Toiletries - 2.8%
           336,983    Colgate-Palmolive Co.                                                                               15,224,892
           140,980    International Flavors & Fragrances, Inc.#                                                            5,385,436
           453,391    Procter & Gamble Co.                                                                                24,537,521
                                                                                                                          45,147,849
Cruise Lines - 0.3%
            94,900    Carnival Corp. (New York Shares)                                                                     4,487,821
Dental Supplies and Equipment - 0.4%
            93,365    Patterson Companies, Inc.*,#                                                                         7,148,024
Diversified Minerals - 0.7%
           519,810    Companhia Vale do Rio Doce (ADR)*                                                                   11,680,131
Diversified Operations - 6.9%
           385,340    3M Co.                                                                                              30,815,640
           370,185    Honeywell International, Inc.                                                                       13,274,834
           217,575    Illinois Tool Works, Inc.                                                                           20,271,463
           175,230    Pentair, Inc.                                                                                        6,117,279
           300,749    Smiths Group PLC**                                                                                   4,038,140
         1,154,970    Tyco International, Ltd. (New York Shares)                                                          35,411,380
                                                                                                                         109,928,736
Diversified Operations-Commercial Services - 0.4%
           266,300    ARAMARK Corp.- Class B#                                                                              6,428,482
E-Commerce/Products - 1.4%
           541,865    Amazon.com, Inc.*,#                                                                                 22,140,604
E-Commerce/Services - 0.9%
           150,746    eBay, Inc.*                                                                                         13,859,587
Electronic Components - Semiconductors - 0.9%
           147,095    Broadcom Corp. - Class A*,#                                                                          4,014,223
           490,220    Texas Instruments, Inc.                                                                             10,431,881
                                                                                                                          14,446,104
Entertainment Software - 0.2%
            79,835    Electronic Arts, Inc.*                                                                               3,671,612
Fiduciary Banks - 2.6%
           929,526    Bank of New York Company, Inc.#                                                                     27,114,273
           365,537    Northern Trust Corp.                                                                                14,913,910
                                                                                                                          42,028,183
Finance - Credit Card - 0.3%
           197,015    MBNA Corp.                                                                                           4,964,778
Finance - Investment Bankers/Brokers - 0.3%
            21,870    Goldman Sachs Group, Inc.                                                                            2,039,159
            49,580    JPMorgan Chase & Co.                                                                                 1,969,813
                                                                                                                           4,008,972
Finance - Other Services - 0.1%
            11,845    Chicago Mercantile Exchange Holdings, Inc.#                                                          1,910,599
Financial Guarantee Insurance - 2.1%
            76,810    MBIA, Inc.                                                                                           4,471,110
           430,135    MGIC Investment Corp.                                                                               28,625,484
                                                                                                                          33,096,594
Food - Retail - 0.4%
            77,633    Whole Foods Market, Inc.#                                                                            6,660,135
Food - Wholesale/Distribution - 0.9%
           507,390    Sysco Corp.#                                                                                        15,181,109
Hazardous Waste Disposal - 0.2%
            70,920    Stericycle, Inc.*,#                                                                                  3,255,228
Hotels and Motels - 0.2%
            50,570    Four Seasons Hotels, Inc.                                                                            3,241,537
Human Resources - 1.3%
           805,685    Robert Half International, Inc.                                                                     20,762,502
Industrial Automation and Robotics - 0.3%
           131,205    Rockwell Automation, Inc.                                                                            5,077,634
Instruments - Scientific - 0.9%
            87,040    Dionex Corp.*,#                                                                                      4,761,088
           154,408    Fisher Scientific International, Inc.*,#                                                             9,006,619
                                                                                                                          13,767,707
Life and Health Insurance - 0.4%
           158,630    AFLAC, Inc.                                                                                          6,219,882
Machine Tools and Related Products - 0.5%
           171,925    Kennametal, Inc.                                                                                     7,762,414
Medical - Biomedical and Genetic - 0.5%
            66,550    Amgen, Inc.*                                                                                         3,772,054
            47,635    Genentech, Inc.*                                                                                     2,497,027
            41,795    Invitrogen Corp.*,#                                                                                  2,298,307
                                                                                                                           8,567,388
Medical - Drugs - 0.3%
            41,988    Roche Holding A.G.**                                                                                 4,337,673
Medical - HMO - 0.2%
            39,475    UnitedHealth Group, Inc.                                                                             2,910,887
Medical - Hospitals - 0.3%
           113,795    HCA, Inc.                                                                                            4,341,279
Medical Instruments - 1.5%
           194,305    Medtronic, Inc.                                                                                     10,084,430
           177,029    St. Jude Medical, Inc.*                                                                             13,324,972
                                                                                                                          23,409,402
Medical Products - 1.8%
           306,470    Stryker Corp.#                                                                                      14,735,077
            51,936    Synthes, Inc.                                                                                        5,656,520
           257,470    Varian Medical Systems, Inc.*,#                                                                      8,900,738
                                                                                                                          29,292,335
Metal Processors and Fabricators - 0.4%
           112,985    Precision Castparts Corp.#                                                                           6,784,749
Multimedia - 6.3%
         6,225,598    Time Warner, Inc.*                                                                                 100,481,152
Networking Products - 4.3%
         3,747,134    Cisco Systems, Inc.*                                                                                67,823,125
            67,705    Juniper Networks, Inc.*,#                                                                            1,597,838
                                                                                                                          69,420,963
Oil Companies - Integrated - 0.4%
           105,110    BP PLC (ADR)**,#                                                                                     6,046,978
Optical Supplies - 1.0%
           198,935    Alcon, Inc. (New York Shares)**                                                                     15,954,587
Pharmacy Services - 0.4%
           197,900    Caremark Rx, Inc.*                                                                                   6,346,653
Property and Casualty Insurance - 0.7%
           268,698    W. R. Berkley Corp.#                                                                                11,328,308
Reinsurance - 1.9%
                24    Berkshire Hathaway, Inc. - Class A*                                                                  2,079,600
             6,288    Berkshire Hathaway, Inc. - Class B*,#                                                               18,052,848
           200,955    RenaissanceRe Holdings, Ltd.#                                                                       10,365,259
                                                                                                                          30,497,707
Retail - Apparel and Shoe - 1.5%
           314,605    Foot Locker, Inc.                                                                                    7,456,139
           875,960    Gap, Inc.#                                                                                          16,380,452
                                                                                                                          23,836,591
Retail - Discount - 0.6%
           225,589    Costco Wholesale Corp.#                                                                              9,375,479
Retail - Drug Store - 2.4%
         1,080,690    Walgreen Co.                                                                                        38,721,123
Retail - Office Supplies - 0.7%
           387,545    Staples, Inc.                                                                                       11,556,592
Retail - Restaurants - 2.0%
           909,910    McDonald's Corp.                                                                                    25,504,777
           174,445    Outback Steakhouse, Inc.#                                                                            7,244,701
                                                                                                                          32,749,478
Schools - 0.9%
           157,564    Apollo Group, Inc. - Class A*                                                                       11,560,471
            28,930    Strayer Education, Inc.#                                                                             3,327,239
                                                                                                                          14,887,710
Semiconductor Components/Integrated Circuits - 11.3%
         2,086,990    Linear Technology Corp.                                                                             75,632,518
         2,495,561    Maxim Integrated Products, Inc.                                                                    105,537,274
                                                                                                                         181,169,792
Semiconductor Equipment - 0.5%
           184,580    KLA-Tencor Corp.*                                                                                    7,656,378
Soap and Cleaning Preparations - 0.3%
           183,603    Reckitt Benckiser PLC**                                                                              4,498,541
Telecommunication Equipment - 0.6%
           726,260    Nokia Oyj (ADR)**,#                                                                                  9,964,287
Telecommunication Equipment - Fiber Optics - 0.4%
           536,135    Corning, Inc.*                                                                                       5,940,376
Television - 2.6%
           421,359    British Sky Broadcasting Group PLC**                                                                 3,654,161
         1,217,696    Univision Communications, Inc. - Class A*                                                           38,491,370
                                                                                                                          42,145,531
Therapeutics - 0.1%
            51,780    Gilead Sciences, Inc.*                                                                               1,935,536
Transportation - Services - 2.5%
           523,140    United Parcel Service, Inc. - Class B                                                               39,716,789
Web Portals/Internet Service Providers - 0.5%
           232,745    Yahoo!, Inc.*                                                                                        7,892,383
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,318,114,633)                                                                               1,455,227,130
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 0.9%
Advertising Sales - 0.9%
   $    12,695,000    Lamar Advertising Co., 2.875% convertible senior notes, due 12/31/10 (cost $12,885,297)             13,774,075
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.7%
Multi-Line Insurance - 0.7%
           212,000    PartnerRe, Ltd., 8.00%(cost $11,427,945)                                                            10,780,200
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 6.1%
        97,212,427    State Street Navigator Securities Lending
                      Prime Portfolio+ (cost $97,212,427)                                                                 97,212,427
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 1.5%
       $24,600,000    J.P. Morgan Securities, Inc., 1.95%
                       dated 9/30/04, maturing 10/1/04
                       to be repurchased at $24,601,333
                       collateralized by $60,370,928
                       in U.S. Government Agencies
                       0% - 17.009%, 6/15/19 - 7/20/34
                       with a value of $25,092,093 (cost $24,600,000)                                                     24,600,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,464,240,302) - 100%                                                                  $1,601,593,832
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                         September 30, 2004 (unaudited)

Country                            Market Value      % of Investment Securities

Bermuda                           $   56,556,839               3.5%
Brazil                                11,680,131               0.7
Canada                                 3,241,537               0.2
Finland                                9,964,287               0.6
Ireland                               16,034,596               1.0
Japan                                 11,573,488               0.7
Panama                                 4,487,821               0.3
Switzerland                           20,292,260               1.3
United Kingdom                        24,459,542               1.6
United States++                    1,443,303,331              90.1

Total                             $1,601,593,832             100.0%
                                  ==============             =====

++ Includes Short-Term Securities (82.5% excluding Short-Term Securities)

Forward Currency Contracts
Open at September 30, 2004
--------------------------------------------------------------------------------
Currency Sold and                 Currency     Currency Value        Unrealized
Settlement Date                  Units Sold       in  $ U.S.         Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 11/19/04              5,250,000   $   9,459,637         $ (79,380)
--------------------------------------------------------------------------------
British Pound 4/15/05                 350,000         624,160            (2,700)
--------------------------------------------------------------------------------
Euro 4/15/05                        8,900,000      11,051,769           (90,529)
--------------------------------------------------------------------------------
Japanese Yen 4/15/05              545,000,000       5,006,293           (16,821)
--------------------------------------------------------------------------------
Swiss Franc 10/15/04                5,200,000       4,167,301          (161,138)
--------------------------------------------------------------------------------
Total                                           $  30,309,160         $(350,568)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

New York Shares   Securities of foreign companies trading on the
                  New York Stock Exchange

PLC               Public Limited Company

*     Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.
# Loaned security, a portion or all of the security is on loan as of September 30, 2004.
+ The security is purchased with the cash collateral received from securities on loan.

Janus Aspen Growth and Income Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                             Market Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 92.6%
Advertising Sales - 0.8%
            16,105    Lamar Advertising Co.*                                                                         $       670,129
Applications Software - 2.6%
            74,051    Microsoft Corp.                                                                                      2,047,510
Audio and Video Products - 0.8%
             5,780    Harman International Industries, Inc.                                                                  622,795
Beverages - Non-Alcoholic - 1.8%
             6,730    Coca-Cola Co.                                                                                          269,537
            24,496    PepsiCo, Inc.                                                                                        1,191,730
                                                                                                                           1,461,267
Brewery - 0.4%
             6,125    Anheuser-Busch Companies, Inc.                                                                         305,944
Broadcast Services and Programming - 2.4%
            43,593    Clear Channel Communications, Inc.                                                                   1,358,794
            63,958    Liberty Media Corp. - Class A*                                                                         557,714
                                                                                                                           1,916,508
Building - Residential and Commercial - 0.7%
               955    NVR, Inc.*, #                                                                                          526,205
Cable Television - 2.1%
            38,723    Comcast Corp. - Special Class A*                                                                     1,081,147
            10,086    Cox Communications, Inc. - Class A*                                                                    334,149
             7,479    Liberty Media International, Inc. - Class A*                                                           249,514
                                                                                                                           1,664,810
Computers - 1.7%
            12,831    Dell, Inc.*                                                                                            456,784
            10,630    IBM Corp.                                                                                              911,416
                                                                                                                           1,368,200
Computers - Memory Devices - 0.7%
            18,010    SanDisk Corp.*, #                                                                                      524,451
Cosmetics and Toiletries - 2.6%
            10,090    Colgate-Palmolive Co.                                                                                  455,866
            29,712    Procter & Gamble Co.                                                                                 1,608,014
                                                                                                                           2,063,880
Dental Supplies and Equipment - 0.6%
            29,615    Align Technology, Inc.                                                                                 452,517
Diversified Operations - 10.9%
            14,445    3M Co.                                                                                               1,155,167
            36,933    General Electric Co.                                                                                 1,240,210
            28,885    Honeywell International, Inc.                                                                        1,035,816
             7,181    Louis Vuitton Moet Hennessy S.A.**                                                                     479,387
            50,473    Smiths Group PLC**                                                                                     677,698
           130,300    Tyco International, Ltd. (New York Shares)                                                           3,994,997
                                                                                                                           8,583,275
E-Commerce/Products - 0.4%
             8,085    Amazon.com, Inc.*                                                                                      330,353
E-Commerce/Services - 0.3%
             2,405    eBay, Inc.*                                                                                            221,116
Electric Products - Miscellaneous - 2.5%
             1,770    Samsung Electronics Company, Ltd.                                                                      704,003
             6,245    Samsung Electronics Company, Ltd. (GDR)                                                              1,236,510
                                                                                                                           1,940,513
Electronic Components - Semiconductors - 4.4%
           127,325    Advanced Micro Devices, Inc.#                                                                        1,655,225
            30,790    Freescale Semiconductor, Inc. - Class A*, #                                                            440,297
            63,176    Texas Instruments, Inc.                                                                              1,344,385
                                                                                                                           3,439,907
Enterprise Software/Services - 1.5%
            31,635    Computer Associates International, Inc.                                                                832,000
            33,660    Oracle Corp.*                                                                                          379,685
                                                                                                                           1,211,685
Entertainment Software - 1.3%
            21,715    Electronic Arts, Inc.*                                                                                 998,673
Finance - Credit Card - 0.9%
            47,765    Providian Financial Corp.*                                                                             742,268
Finance - Investment Bankers/Brokers - 5.3%
            59,992    Citigroup, Inc.                                                                                      2,646,847
             6,935    Goldman Sachs Group, Inc.                                                                              646,619
            22,695    JPMorgan Chase & Co.                                                                                   901,672
                                                                                                                           4,195,138
Finance - Mortgage Loan Banker - 1.2%
            24,344    Countrywide Financial Corp.                                                                            958,910
Hotels and Motels - 1.4%
             9,052    Fairmont Hotels & Resorts, Inc. (New York Shares)                                                      247,301
            13,050    Four Seasons Hotels, Inc.                                                                              836,505
                                                                                                                           1,083,806
Industrial Automation and Robotics - 1.2%
            24,230    Rockwell Automation, Inc.                                                                              937,701
Medical - Biomedical and Genetic - 0.9%
            12,465    Amgen, Inc.*                                                                                           706,516
Medical - Drugs - 4.3%
            21,843    Pfizer, Inc.                                                                                           668,396
            21,614    Roche Holding A.G.**                                                                                 2,232,887
             6,953    Sanofi-Aventis**                                                                                       504,322
                                                                                                                           3,405,605
Medical - HMO - 4.1%
            10,290    Aetna, Inc.                                                                                          1,028,280
            30,098    UnitedHealth Group, Inc.                                                                             2,219,426
                                                                                                                           3,247,706
Medical Instruments - 1.6%
            24,099    Medtronic, Inc.                                                                                      1,250,738
Multi-Line Insurance - 1.6%
            18,661    American International Group, Inc.                                                                   1,268,761
Multimedia - 2.5%
            82,880    Time Warner, Inc.*                                                                                   1,337,683
            18,210    Viacom, Inc. - Class B                                                                                 611,128
                                                                                                                           1,948,811
Networking Products - 1.9%
            83,745    Cisco Systems, Inc.*                                                                                 1,515,785
Oil Companies - Exploration and Production - 1.2%
            21,149    EnCana Corp. (New York Shares)                                                                         979,199
Oil Companies - Integrated - 4.9%
            60,745    Exxon Mobil Corp.                                                                                    2,935,805
            16,180    Petro-Canada                                                                                           840,483
             4,045    Suncor Energy, Inc.                                                                                    129,128
                                                                                                                           3,905,416
Pharmacy Services - 3.0%
            52,635    Caremark Rx, Inc.*                                                                                   1,688,004
            21,295    Medco Health Solutions, Inc.*                                                                          658,016
                                                                                                                           2,346,020
Pipelines - 0.7%
             8,236    Kinder Morgan, Inc.                                                                                    517,386
Reinsurance - 1.2%
               326    Berkshire Hathaway, Inc. - Class B*                                                                    935,946
Retail - Apparel and Shoe - 1.2%
            49,805    Gap, Inc.                                                                                              931,354
Retail - Consumer Electronics - 1.6%
            23,190    Best Buy Company, Inc.                                                                               1,257,826
Retail - Pet Food and Supplies - 1.0%
            27,985    PETsMART, Inc.                                                                                         794,494
Semiconductor Components/Integrated Circuits - 3.5%
            33,290    Linear Technology Corp.                                                                              1,206,430
            37,039    Maxim Integrated Products, Inc.                                                                      1,566,379
                                                                                                                           2,772,809
Super-Regional Banks - 1.5%
            41,000    U.S. Bancorp                                                                                         1,184,900
Telecommunication Equipment - 0.8%
            44,915    Nokia Oyj (ADR)**                                                                                      616,234
Television - 1.7%
           159,037    British Sky Broadcasting Group PLC**                                                                 1,379,220
Therapeutics - 0.4%
             6,935    Neurocrine Biosciences, Inc.*                                                                          327,055
Tobacco - 0.7%
            12,265    Altria Group, Inc.                                                                                     576,946
Toys - 0.8%
            42,250    Marvel Enterprises, Inc.*                                                                              615,160
Transportation - Railroad - 1.1%
            18,712    Canadian National Railway Co. (New York Shares)                                                        907,532
Web Portals/Internet Service Providers - 1.9%
            40,595    EarthLink, Inc.*, #                                                                                    418,129
            32,540    Yahoo!, Inc.*                                                                                        1,103,431
                                                                                                                           1,521,560
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $65,838,546)                                                                                     73,180,540
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 0.1%
Advertising Sales - 0.1%
   $        80,000    Lamar Advertising Co., 2.875% convertible senior notes, due 12/31/10 (cost $80,000)                     86,800
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 2.4%
Automotive - Cars and Light Trucks - 0.9%
             1,112    Porsche A.G.**                                                                                         719,972
Oil Companies - Integrated - 0.9%
             8,650    Amerada Hess Corp., convertible, 7.00%                                                                 690,443
Property and Casualty Insurance - 0.6%
            18,075    XL Capital, Ltd., convertible, 6.50%*                                                                  446,633
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $1,342,674)                                                                                    1,857,048
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 3.4%
         2,677,124    State Street Navigator Securities Lending Prime Portfolio+ (cost $2,677,124)                         2,677,124
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 1.5%
        $1,200,000    Citigroup Global Markets, Inc., 1.925%
                       dated 9/30/04, maturing 10/1/04
                       to be repurchased at $1,200,064
                       collateralized by $3,019,047
                       in U.S. Government Agencies
                       0% - 10.00%, 1/15/06 - 9/15/34
                       with a value of $1,226,222
                       (cost $1,200,000)                                                                                   1,200,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $71,138,344) - 100%                                                                        $79,001,512
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                         September 30, 2004 (unaudited)

Country                         Market Value         % of Investment Securities

Bermuda                         $ 3,994,997                       5.1%
Canada                            3,940,148                       5.0
Cayman Islands                      446,633                       0.6
Finland                             616,234                       0.8
France                              983,709                       1.2
Germany                             719,972                       0.9
South Korea                       1,940,513                       2.4
Switzerland                       2,232,887                       2.8
United Kingdom                    2,056,918                       2.6
United States++                  62,069,501                      78.6

Total                           $79,001,512                     100.0%
                                ===========                     =====

++ Includes Short-Term Securities (73.7% excluding Short-Term Securities)

Forward Currency Contracts
Open at September 30, 2004
----------------------------------------------------------------------------
Currency Sold and           Currency     Currency Value        Unrealized
Settlement Date            Units Sold      in $ U.S.           Gain/(Loss)
----------------------------------------------------------------------------
Euro 4/15/05                630,000       $  782,316             $ (6,408)
----------------------------------------------------------------------------
Swiss Franc 10/15/04        390,000          312,548              (12,085)
----------------------------------------------------------------------------
Swiss Franc 4/15/05         450,000          363,388               (2,349)
----------------------------------------------------------------------------
Total                                     $1,458,252             $(20,842)
----------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

New York Shares   Securities of foreign companies trading on the
                  New York Stock Exchange

PLC               Public Limited Company

*     Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.
# Loaned security, a portion or all of the security is on loan as of September 30, 2004.
+ The security is purchased with the cash collateral received from securities on loan.

Janus Aspen International Growth Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                             Market Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 92.3%
Advertising Services - 1.3%
             5,174    Dentsu, Inc.                                                                                   $    13,848,659
Apparel Manufacturers - 2.9%
         1,770,907    Burberry Group PLC                                                                                  11,937,002
            96,822    Hermes International                                                                                18,362,680
                                                                                                                          30,299,682
Automotive - Cars and Light Trucks - 1.3%
           998,419    Maruti Udyog, Ltd.                                                                                   7,689,997
           683,917    Tata Motors, Ltd.                                                                                    5,996,911
                                                                                                                          13,686,908
Automotive - Truck Parts and Equipment - Original - 0.5%
           126,500    Autoliv, Inc. (SDR)#                                                                                 5,056,386
             3,510    TI Automotive, Ltd.*,(sigma),ss.                                                                             0
                                                                                                                           5,056,386
Broadcast Services and Programming - 2.8%
           558,986    Grupo Televisa S.A. (ADR)#                                                                          29,475,332
Building - Residential and Commercial - 0.4%
         9,823,200    Land and Houses Public Company, Ltd.                                                                 2,157,902
         8,574,600    Land and Houses Public Company, Ltd. (NVDR)                                                          1,883,618
                                                                                                                           4,041,520
Building and Construction Products - Miscellaneous - 2.1%
           331,618    Imerys S.A.                                                                                         22,055,686
Cable Television - 1.3%
           398,815    Liberty Media International, Inc. - Class A*                                                        13,305,266
Cellular Telecommunications - 0.8%
           494,160    KT Freetel                                                                                           8,003,547
Chemicals - Plastics - 0.3%
         1,982,200    Formosa Plastics Corp.                                                                               3,092,629
Commercial Banks - 8.7%
           398,017    Anglo Irish Bank Corporation PLC                                                                     7,291,496
         3,964,700    Bangkok Bank Public Company, Ltd.*                                                                   9,044,397
         1,672,000    DBS Group Holdings, Ltd.                                                                            15,889,760
            40,103    Julius Baer Holding, Ltd.                                                                           10,999,662
           431,800    Kookmin Bank                                                                                        13,668,354
             1,387    Mitsubishi Tokyo Financial Group, Inc.                                                              11,565,150
             3,578    Mizuho Financial Group, Inc.                                                                        13,440,022
               829    Sumitomo Mitsui Financial Group, Inc.#                                                               4,738,647
             1,314    UFJ Holdings, Inc.*                                                                                  5,758,399
                                                                                                                          92,395,887
Computer Services - 0.5%
           183,733    TietoEnator Oyj                                                                                      5,321,557
Computers - 0.4%
         3,959,243    Compal Electronics, Inc.                                                                             3,927,774
Computers - Peripheral Equipment - 0.4%
            90,558    Logitech International S.A.*                                                                         4,387,570
Diversified Minerals - 2.8%
         1,316,365    Companhia Vale do Rio Doce (ADR)*                                                                   29,578,722
Diversified Operations - 1.7%
           263,658    Louis Vuitton Moet Hennessy S.A.                                                                    17,601,206
Diversified Operations-Commercial Services - 0.5%
           982,038    Rank Group, PLC                                                                                      4,966,876
Electric - Integrated - 0.9%
           700,107    Reliance Energy, Ltd.                                                                                9,626,471
Electric Products - Miscellaneous - 6.9%
           405,130    LG Electronics, Inc.                                                                                23,291,017
           105,610    Samsung Electronics Company, Ltd.                                                                   42,005,541
         2,243,000    Toshiba Corp.                                                                                        8,242,208
                                                                                                                          73,538,766
Electronic Components - Miscellaneous - 1.3%
         1,642,198    Hon Hai Precision Industry Company, Ltd.                                                             5,656,084
           563,900    LG.Philips LCD Co. (ADR)*, #                                                                         8,543,085
                                                                                                                          14,199,169
Electronic Components - Semiconductors - 2.7%
         8,269,366    ARM Holdings PLC#                                                                                   12,494,876
        12,546,000    Chartered Semiconductor Manufacturing, Ltd.*                                                         7,675,445
           783,548    Infineon Technologies A.G.*                                                                          7,999,455
                                                                                                                          28,169,776
Electronic Measuring Instruments - 0.4%
            70,100    Advantest Corp.                                                                                      4,165,994
Enterprise Software/Services - 0.7%
            92,000    Nomura Research Institute, Ltd.                                                                      7,404,074
Finance - Consumer Loans - 0.3%
            54,000    Promise Company, Ltd.                                                                                3,532,550
Finance - Investment Bankers/Brokers - 1.8%
         1,462,000    Nomura Holdings, Inc.                                                                               18,769,950
Finance - Mortgage Loan Banker - 1.6%
         1,241,678    Housing Development Finance Corporation, Ltd.                                                       16,460,331
Gambling-Non Hotel - 2.0%
         1,070,280    OPAP S.A.                                                                                           20,710,370
Human Resources - 0.1%
               768    Goodwill Group, Inc.#                                                                                1,365,767
Internet Connectivity Services - 0.6%
           236,765    NDS Group PLC (ADR)*,#                                                                               6,392,655
Internet Security - 1.9%
         1,183,592    Check Point Software Technologies, Ltd. (New York Shares)*,#                                        20,085,556
Machinery - Construction and Mining - 0.9%
         1,396,000    Komatsu, Ltd.                                                                                        8,967,636
Medical - Biomedical and Genetic - 0.4%
           327,967    Cambridge Antibody Technology Group PLC*                                                             3,703,292
Medical - Drugs - 4.7%
           194,509    Altana A.G.                                                                                         11,330,147
           360,800    Chugai Pharmaceutical Company, Ltd.                                                                  5,201,753
           100,661    Roche Holding A.G.                                                                                  10,399,030
           317,863    Sanofi-Aventis#                                                                                     23,055,568
                                                                                                                          49,986,498
Metal - Aluminum - 0.4%
         1,027,800    National Aluminum Company, Ltd.                                                                      3,868,773
Metal - Diversified - 1.5%
           244,383    MMC Norilsk Nickel (ADR)#                                                                           15,518,321
Miscellaneous Manufacturing - 1.0%
         5,033,746    FKI PLC                                                                                             10,930,645
Oil Companies - Exploration and Production - 0.9%
           174,074    Niko Resources, Ltd.                                                                                 5,467,537
           253,039    Oil and Natural Gas Corporation, Ltd.                                                                4,117,660
                                                                                                                           9,585,197
Oil Companies - Integrated - 3.8%
           341,038    Husky Energy, Inc.                                                                                   8,297,230
           141,920    Lukoil (ADR)                                                                                        17,704,520
           344,111    Suncor Energy, Inc.                                                                                 10,985,014
           164,546    Yukos (ADR)#                                                                                         2,649,191
                                                                                                                          39,635,955
Paper and Related Products - 2.4%
           762,520    Aracruz Celulose S.A. (ADR)                                                                         25,254,662
Petrochemicals - 7.2%
           723,611    Indian Petrochemicals Corp.                                                                          3,258,609
           744,110    LG Petrochemical Company, Ltd.                                                                      16,542,958
         5,028,016    Reliance Industries, Ltd.                                                                           56,641,693
                                                                                                                          76,443,260
Property and Casualty Insurance - 1.7%
             1,368    Millea Holdings, Inc.                                                                               17,625,187
Real Estate Management/Services - 0.9%
           923,000    Mitsubishi Estate Company, Ltd.                                                                      9,630,721
Real Estate Operating/Development - 2.8%
         7,538,000    Hang Lung Properties, Ltd.                                                                          11,116,497
           928,000    Sumitomo Realty & Development Company, Ltd.                                                          9,893,390
           950,000    Sun Hung Kai Properties, Ltd.                                                                        8,954,162
                                                                                                                          29,964,049
Retail - Automobile - 0.5%
            66,720    USS Company, Ltd.                                                                                    5,030,560
Retail - Convenience Stores - 0.6%
           181,410    Alimentation Couche-Tard, Inc. - Class B*                                                            4,336,180
         1,631,400    C.P. 7-Eleven Public Company, Ltd.(beta), (sigma)                                                    2,284,157
                                                                                                                           6,620,337
Retail - Miscellaneous/Diversified - 0.7%
           218,000    Ito-Yokado Company, Ltd.                                                                             7,476,659
Semiconductor Components/Integrated Circuits - 1.2%
         9,884,000    Taiwan Semiconductor Manufacturing Company, Ltd.                                                    12,598,681
Semiconductor Equipment - 0.7%
           588,981    ASML Holding N.V.*                                                                                   7,578,514
Soap and Cleaning Preparations - 1.0%
         3,958,720    Hindustan Lever, Ltd.                                                                               10,796,118
Steel - Producers - 0.6%
           946,372    Tata Iron and Steel Company, Ltd.                                                                    5,944,656
Steel - Specialty - 2.5%
         1,687,800    Companhia Siderurgica Nacional S.A. (ADR)#                                                          26,211,534
Telecommunication Equipment - 1.3%
           479,490    Comverse Technology, Inc.*                                                                           9,028,797
           367,978    Nokia Oyj                                                                                            5,063,894
                                                                                                                          14,092,691
Telecommunication Services - 1.5%
           716,580    Amdocs, Ltd. (New York Shares)*                                                                     15,642,941
Television - 1.8%
         2,228,195    British Sky Broadcasting Group PLC                                                                  19,323,623
Tobacco - 0.8%
               948    Japan Tobacco, Inc.                                                                                  7,930,463
Transportation - Railroad - 0.3%
           169,700    All America Latina Logistica*                                                                        3,472,350
Wireless Equipment - 0.3%
           113,480    You Eal Electronics Company, Ltd.                                                                    2,867,797
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $810,368,370)                                                                                   972,167,756
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 5.1%
53,566,689            State Street Navigator Securities Lending
                       Prime Portfolio + (cost $53,566,689)                                                               53,566,689
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 2.6%
$27,000,000           J.P. Morgan Securities, Inc., 1.95%
                       dated 9/30/04, maturing 10/1/04
                       to be repurchased at $27,001,463
                       collateralized by $66,260,774
                       in U.S. Government Agencies
                       0% - 17.009%, 6/15/19 - 7/20/34
                       with a value of $27,540,102
                       (cost $27,000,000)                                                                                 27,000,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $890,935,059) - 100%                                                                    $1,052,734,445
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                         September 30, 2004 (unaudited)

Country                               Market Value    % of Investment Securities

Brazil                               $   84,517,268               8.0%
Canada                                   29,085,961               2.8
Finland                                  10,385,451               1.0
France                                   81,075,140               7.7
Germany                                  19,329,602               1.9
Greece                                   20,710,370               2.0
Hong Kong                                20,070,659               1.9
India                                   124,401,219              11.8
Ireland                                   7,291,496               0.7
Israel                                   20,085,556               1.9
Japan                                   164,587,789              15.6
Mexico                                   29,475,332               2.8
Netherlands                               7,578,514               0.7
Russia                                   35,872,032               3.4
Singapore                                23,565,205               2.2
South Korea                             114,922,299              10.9
Switzerland                              25,786,262               2.4
Taiwan                                   25,275,168               2.4
Thailand                                 15,370,074               1.5
United Kingdom                           85,391,910               8.1
United States++                         107,957,138              10.3

                        Total        $1,052,734,445             100.0%
                                     ==============             =====

++ Includes Short-Term Securities (2.6% excluding Short-Term Securities)

Notes to Schedules of Investments (unaudited)

ADR               American Depositary Receipt

New York Shares   Securities of foreign companies trading on the
                  New York Stock Exchange

NVDR              Non-Voting Depositary Receipt

PLC               Public Limited Company

SDR               Swedish Depositary Receipt

*       Non-income-producing security.
(beta)  Security is illiquid.
(sigma) Security is fair valued.
# Loaned security, a portion or all of the security is on loan as of September 30, 2004.
+ The security is purchased with the cash collateral received from securities on loan.

ss. Schedule of Restricted and Illiquid Securities

                                                                                            Value as
                                Acquisition          Acquisition                              % of
                                    Date                 Cost          Value              Market Value
------------------------------------------------------------------------------------------------------
TI Automotive, Ltd.(sigma)         7/2/01              $ --            $ --                   0.0%
------------------------------------------------------------------------------------------------------

Janus Aspen Mid Cap Growth Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                             Market Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 92.1%
Advertising Agencies - 0.7%
         1,250,155    Interpublic Group of Companies, Inc.*, #                                                       $    13,239,141
Advertising Sales - 2.8%
         1,235,733    Lamar Advertising Co.*                                                                              51,418,850
Airlines - 0.7%
           472,245    Ryanair Holdings PLC (ADR)*, #                                                                      13,789,554
Apparel Manufacturers - 0.8%
           126,845    Coach, Inc.*                                                                                         5,380,765
           245,245    Liz Claiborne, Inc.#                                                                                 9,250,641
                                                                                                                          14,631,406
Applications Software - 1.0%
           152,905    Citrix Systems, Inc.*, #                                                                             2,678,896
           445,160    NAVTEQ Corp.*                                                                                       15,865,502
                                                                                                                          18,544,398
Athletic Footwear - 0.8%
            57,892    Puma A.G. Rudolf Dassler Sport                                                                      15,458,951
Audio and Video Products - 1.8%
           303,340    Harman International Industries, Inc.                                                               32,684,885
Automotive - Truck Parts and Equipment - Original - 0.9%
           291,330    Lear Corp.*                                                                                         15,862,919
Broadcast Services and Programming - 0.3%
           640,000    UnitedGlobalCom, Inc. - Class A*, #                                                                  4,780,800
Building - Mobile Home and Manufactured Homes - 0.5%
           318,515    Thor Industries, Inc.                                                                                8,431,092
Building - Residential and Commercial - 1.3%
            45,380    NVR, Inc.*, #                                                                                       25,004,380
Building Products - Air and Heating - 1.0%
           466,590    American Standard Companies, Inc.*                                                                  18,155,017
Cable Television - 1.5%
           888,480    EchoStar Communications Corp. - Class A*                                                            27,649,498
Cellular Telecommunications - 0.9%
         1,036,200    Nextel Partners, Inc. - Class A*, #                                                                 17,180,196
Commercial Banks - 0.2%
            72,590    UCBH Holdings, Inc.                                                                                  2,836,091
Commercial Services - 0.1%
            80,227    Iron Mountain, Inc.*, #                                                                              2,715,684
Commercial Services - Finance - 2.8%
           538,620    Jackson Hewitt Tax Service, Inc.                                                                    10,896,283
           265,920    Moody's Corp.#                                                                                      19,478,640
           721,913    Paychex, Inc.                                                                                       21,765,677
                                                                                                                          52,140,600
Computer Services - 0.5%
           177,310    Affiliated Computer Services, Inc. - Class A#                                                        9,870,848
Computers - 1.2%
           564,435    Apple Computer, Inc.                                                                                21,871,856
Computers - Integrated Systems - 0.5%
           310,772    National Instruments Corp.#                                                                          9,407,068
Containers - Metal and Glass - 2.3%
         1,137,130    Ball Corp.                                                                                          42,562,776
Cruise Lines - 0.5%
           234,610    Royal Caribbean Cruises, Ltd. (New York Shares)#                                                    10,228,996
Disposable Medical Products - 0.7%
           232,525    C.R. Bard, Inc.                                                                                     13,167,891
Distribution/Wholesale - 0.3%
            84,165    CDW Corp.                                                                                            4,884,095
Diversified Operations - 0.7%
           353,340    Pentair, Inc.                                                                                       12,335,099
Diversified Operations-Commercial Services - 1.4%
         1,244,080    Cendant Corp.                                                                                       26,872,128
E-Commerce/Services - 0.4%
            83,630    eBay, Inc.*                                                                                          7,688,942
Electric Products - Miscellaneous - 1.0%
           641,510    AMETEK, Inc.#                                                                                       19,450,583
Electronic Components - Miscellaneous - 0.7%
         1,039,945    Flextronics International, Ltd. (New York Shares)*, #                                               13,779,271
Electronic Components - Semiconductors - 3.7%
         1,492,235    Advanced Micro Devices, Inc.#                                                                       19,399,054
           274,265    Altera Corp.#                                                                                        5,367,366
           675,205    ATI Technologies, Inc. (New York Shares)#                                                           10,350,893
           329,265    International Rectifier Corp.*, #                                                                   11,293,790
           571,155    Intersil Corp. - Class A#                                                                            9,098,499
           834,285    National Semiconductor Corp.#                                                                       12,923,075
                                                                                                                          68,432,677
Electronic Design Automation - 0.5%
           662,425    Cadence Design Systems, Inc.*                                                                        8,638,022
Enterprise Software/Services - 0.4%
           494,880    BMC Software, Inc.                                                                                   7,824,053
Entertainment Software - 0.8%
           308,805    Electronic Arts, Inc.*                                                                              14,201,942
Fiduciary Banks - 2.5%
           454,310    Investors Financial Services Corp.#                                                                 20,503,010
           634,560    Northern Trust Corp.                                                                                25,890,048
                                                                                                                          46,393,058
Finance - Investment Bankers/Brokers - 0.6%
           138,265    Lehman Brothers Holdings, Inc.                                                                      11,022,486
Finance - Other Services - 0.6%
            72,240    Chicago Mercantile Exchange Holdings, Inc.#                                                         11,652,312
Financial Guarantee Insurance - 0.7%
           204,895    MGIC Investment Corp.                                                                               13,635,762
Food - Dairy Products - 1.1%
           711,369    Dean Foods Co.*                                                                                     21,355,297
Hospital Beds and Equipment - 0.6%
           219,885    Kinetic Concepts, Inc.*                                                                             11,554,957
Hotels and Motels - 2.7%
           227,330    Marriott International, Inc. - Class A                                                              11,812,067
           818,285    Starwood Hotels & Resorts Worldwide, Inc.                                                           37,984,790
                                                                                                                          49,796,857
Human Resources - 2.3%
           470,460    Manpower, Inc.                                                                                      20,930,765
           862,920    Robert Half International, Inc.                                                                     22,237,449
                                                                                                                          43,168,214
Independent Power Producer - 0.8%
         1,698,235    Reliant Energy, Inc.*, #                                                                            15,844,533
Industrial Automation and Robotics - 0.3%
           169,560    Rockwell Automation, Inc.                                                                            6,561,972
Instruments - Scientific - 1.2%
           391,938    Fisher Scientific International, Inc.*                                                              22,861,744
Internet Security - 0.4%
           453,625    Check Point Software Technologies, Ltd. (New York Shares)*                                           7,698,016
Investment Management and Advisory Services - 1.7%
           635,100    T. Rowe Price Group, Inc.#                                                                          32,351,994
Leisure and Recreation Products - 0.7%
           280,815    Brunswick Corp.                                                                                     12,850,094
Medical - Biomedical and Genetic - 2.5%
           412,555    Celgene Corp.*, #                                                                                   24,023,078
           396,960    Invitrogen Corp.*, #                                                                                21,828,830
                                                                                                                          45,851,908
Medical - Drugs - 1.7%
           221,850    Elan Corporation PLC (ADR)*, #                                                                       5,191,290
           121,292    Merck KGaA                                                                                           6,854,354
           363,356    Pharmion Corp.*                                                                                     18,784,052
                                                                                                                          30,829,696
Medical - Generic Drugs - 0.5%
           218,443    Barr Pharmaceuticals, Inc.*, #                                                                       9,050,093
Medical - HMO - 0.9%
           299,422    Conventry Health Care, Inc.*                                                                        15,980,152
Medical Instruments - 1.7%
           433,400    St. Jude Medical, Inc.*                                                                             32,622,018
Medical Products - 1.6%
           219,237    INAMED Corp.*                                                                                       10,451,028
           231,730    Stryker Corp.#                                                                                      11,141,578
           244,190    Varian Medical Systems, Inc.*, #                                                                     8,441,648
                                                                                                                          30,034,254
Miscellaneous Manufacturing - 1.0%
         8,873,908    FKI PLC                                                                                             19,269,453
Multi-Line Insurance - 0.7%
           486,900    Assurant, Inc.#                                                                                     12,659,400
Oil Companies - Exploration and Production - 4.1%
           554,615    EOG Resources, Inc.                                                                                 36,521,398
           451,005    Murphy Oil Corp.#                                                                                   39,133,704
                                                                                                                          75,655,102
Oil Field Machinery and Equipment - 0.9%
           276,430    Smith International, Inc.*                                                                          16,787,594
Optical Supplies - 0.5%
           120,200    Alcon, Inc. (New York Shares)                                                                        9,640,040
Pharmacy Services - 0.3%
           170,695    Omnicare, Inc.                                                                                       4,840,910
Pipelines - 2.8%
           826,915    Kinder Morgan, Inc.                                                                                 51,946,800
Property and Casualty Insurance - 0.9%
           413,932    W. R. Berkley Corp.                                                                                 17,451,373
Publishing - Newspapers - 0.4%
           108,975    McClatchy Co. - Class A                                                                              7,718,699
Recreational Vehicles - 0.7%
           220,700    Polaris Industries, Inc.#                                                                           12,319,474
Reinsurance - 2.7%
            17,389    Berkshire Hathaway, Inc. - Class B*                                                                 49,923,819
Respiratory Products - 0.7%
           237,005    Respironics, Inc.*                                                                                  12,665,547
Retail - Auto Parts - 1.3%
           443,330    Advance Auto Parts, Inc.*                                                                           15,250,552
           111,735    AutoZone, Inc.                                                                                       8,631,529
                                                                                                                          23,882,081
Retail - Discount - 0.3%
           363,547    Fred's, Inc.                                                                                         6,529,304
Retail - Office Supplies - 1.3%
           841,005    Staples, Inc.                                                                                       25,078,769
Retail - Restaurants - 1.7%
           212,220    Outback Steakhouse, Inc.#                                                                            8,813,497
           556,815    Yum! Brands, Inc.                                                                                   22,640,098
                                                                                                                          31,453,595
Schools - 2.0%
           358,084    Apollo Group, Inc. - Class A*                                                                       26,272,623
            91,370    Strayer Education, Inc.#                                                                            10,508,464
                                                                                                                          36,781,087
Semiconductor Components/Integrated Circuits - 1.0%
           692,445    Marvell Technology Group, Ltd.*                                                                     18,093,588
Semiconductor Equipment - 1.5%
           360,395    KLA-Tencor Corp.*, #                                                                                14,949,184
           479,340    Novellus Systems, Inc.*                                                                             12,745,651
                                                                                                                          27,694,835
Telecommunication Equipment - 1.1%
           282,140    Harris Corp.#                                                                                       15,500,771
           283,225    UTStarcom, Inc.*, #                                                                                  4,562,755
                                                                                                                          20,063,526
Telecommunication Services - 0.7%
           637,695    Amdocs, Ltd. (New York Shares)*                                                                     13,920,882
Television - 0.9%
           531,823    Univision Communications, Inc. - Class A*                                                           16,810,925
Textile-Home Furnishings - 0.9%
           205,805    Mohawk Industries, Inc.*, #                                                                         16,338,859
Therapeutics - 2.3%
           387,150    Gilead Sciences, Inc.*                                                                              14,471,667
           240,470    MGI Pharma, Inc.*                                                                                    6,418,144
           485,960    Neurocrine Biosciences, Inc.*                                                                       22,917,874
                                                                                                                          43,807,685
Toys - 0.8%
         1,086,067    Marvel Enterprises, Inc.*                                                                           15,813,136
Transportation - Railroad - 0.7%
           286,717    Canadian National Railway Co. (New York Shares)                                                     13,905,775
Transportation - Services - 1.1%
           198,575    C.H. Robinson Worldwide, Inc.#                                                                       9,211,894
           200,995    Expeditors International of Washington, Inc.#                                                       10,391,442
                                                                                                                          19,603,336
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,312,440,715)                                                                               1,717,510,720
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 7.3%
       136,231,994    State Street Navigator Securities Lending Prime Portfolio+ (cost $136,231,994)                     136,231,994
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 0.6%
       $11,100,000    Citigroup Global Markets, Inc., 1.925%
                       dated 9/30/04, maturing 10/1/04
                       to be repurchased at $11,100,594
                       collateralized by $27,926,188
                       in U.S. Government Agencies
                       0% - 10.00%, 1/15/06 - 9/15/34
                       with a value of $11,342,551
                       (cost $11,100,000)                                                                                 11,100,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,459,772,709) - 100%                                                                  $1,864,842,714
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                         September 30, 2004 (unaudited)

Country                           Market Value     % of Investment Securities

Bermuda                          $   18,093,588               1.0%
Canada                               24,256,668               1.3
Germany                              22,313,305               1.2
Ireland                              18,980,844               1.0
Israel                                7,698,016               0.4
Liberia                              10,228,996               0.6
Singapore                            13,779,271               0.7
Switzerland                           9,640,040               0.5
United Kingdom                       33,190,335               1.8
United States++                   1,706,661,651              91.5

Total                            $1,864,842,714             100.0%
                                 ==============             =====

++    Includes Short-Term Securities (83.6% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

New York Shares   Securities of foreign companies trading on the
                  New York Stock Exchange

PLC               Public Limited Company

*     Non-income-producing security.
# Loaned security, a portion or all of the security is on loan as of September 30, 2004.
+ The security is purchased with the cash collateral received from securities on loan.

Janus Aspen Mid Cap Value Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                             Market Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 88.1%
Agricultural Chemicals - 0.8%
            16,500    Agrium, Inc. (New York Shares)                                                                 $       293,040
Applications Software - 0.3%
            26,500    Pinnacle Systems, Inc.*                                                                                110,505
Automotive - Truck Parts and Equipment - Original - 1.0%
             4,900    Magna International, Inc. - Class A (New York Shares)                                                  362,992
Brewery - 0.5%
             2,500    Adolph Coors Co. - Class B                                                                             169,800
Broadcast Services and Programming - 0.7%
            26,400    Liberty Media Corp. - Class A*                                                                         230,208
Building - Residential and Commercial - 1.5%
             5,800    Pulte Homes, Inc.                                                                                      355,946
             3,200    Standard Pacific Corp.                                                                                 180,384
                                                                                                                             536,330
Chemicals - Specialty - 1.1%
            11,100    Lubrizol Corp.                                                                                         384,060
Coal - 0.6%
             5,600    Arch Coal, Inc.                                                                                        198,744
Commercial Banks - 1.7%
             8,100    Compass Bancshares, Inc.                                                                               354,942
             6,800    National Commerce Financial Corp.                                                                      232,628
                                                                                                                             587,570
Commercial Services - 0.8%
            23,200    ServiceMaster Co.                                                                                      298,352
Commercial Services - Finance - 0.6%
             4,300    H&R Block, Inc.                                                                                        212,506
Computers - Memory Devices - 0.3%
            10,900    Advanced Digital Information Corp.                                                                      94,830
Consumer Products - Miscellaneous - 0.6%
             9,000    American Greetings Corp. - Class A                                                                     226,080
Data Processing and Management - 0.4%
             7,600    VERITAS Software Corp.*                                                                                135,280
Decision Support Software - 0.4%
            12,500    NetIQ Corp.*                                                                                           133,750
Distribution/Wholesale - 2.5%
             9,900    Genuine Parts Co.                                                                                      379,962
             6,500    Ingram Micro, Inc. - Class A*                                                                          104,650
             7,000    W.W. Grainger, Inc.                                                                                    403,550
                                                                                                                             888,162
Diversified Operations - 0.9%
             2,600    Dover Corp.                                                                                            101,062
             7,000    Federal Signal Corp.                                                                                   130,060
             2,300    Trinity Industries, Inc.                                                                                71,691
                                                                                                                             302,813
E-Commerce/Services - 0.6%
             9,800    IAC/InterActiveCorp*                                                                                   215,796
Electronic Components - Miscellaneous - 0.6%
            15,800    Vishay Intertechnology, Inc.*                                                                          203,820
Electronic Components - Semiconductors - 1.5%
            14,400    Fairchild Semiconductor International, Inc.*                                                           204,048
             6,100    QLogic Corp.*                                                                                          180,621
             8,100    Zoran Corp.*                                                                                           127,332
                                                                                                                             512,001
Electronic Design Automation - 0.5%
            11,000    Synopsys, Inc.*                                                                                        174,130
Engineering - Research and Development Services - 1.0%
             8,900    Jacobs Engineering Group, Inc.*                                                                        340,781
Fiduciary Banks - 0.8%
             6,700    State Street Corp.                                                                                     286,157
Finance - Commercial - 1.3%
            12,200    CIT Group, Inc.                                                                                        456,158
Finance - Investment Bankers/Brokers - 0.8%
             5,150    Legg Mason, Inc.                                                                                       274,341
Food - Diversified - 0.8%
             7,600    H.J. Heinz Co.                                                                                         273,752
Food - Wholesale/Distribution - 0.9%
            10,900    Supervalu, Inc.                                                                                        300,295
Forestry - 0.5%
             5,000    Plum Creek Timber Company, Inc.                                                                        175,150
Gas - Distribution - 1.2%
            16,600    ONEOK, Inc.                                                                                            431,932
Health Care Cost Containment - 0.8%
            10,700    McKesson Corp.                                                                                         274,455
Hospital Beds and Equipment - 0.9%
             6,100    Hillenbrand Industries, Inc.                                                                           308,233
Hotels and Motels - 0.6%
             7,300    Fairmont Hotels & Resorts, Inc. (New York Shares)                                                      199,436
Industrial Gases - 0.6%
             3,700    Air Products and Chemicals, Inc.                                                                       201,206
Internet Applications Software - 0.3%
             9,500    Verity, Inc.*                                                                                          122,360
Internet Security - 0.5%
            10,800    Check Point Software Technologies, Ltd. (New York Shares)*                                             183,276
Investment Management and Advisory Services - 2.0%
             9,400    Federated Investors, Inc. - Class B                                                                    267,336
             2,700    Franklin Resources, Inc.                                                                               150,552
            13,100    Waddell & Reed Financial, Inc. - Class A                                                               288,200
                                                                                                                             706,088
Machinery - Construction and Mining - 0.5%
             5,500    Joy Global, Inc.                                                                                       189,090
Machinery - General Industrial - 0.4%
             4,300    Albany International Corp. - Class A                                                                   128,183
Medical - Drugs - 0.3%
             5,700    Priority Healthcare Corp. - Class B*                                                                   114,855
Medical - HMO - 0.5%
             8,100    Humana, Inc.*                                                                                          161,838
Medical - Hospitals - 1.8%
             5,700    HCA, Inc.                                                                                              217,455
             5,800    LifePoint Hospitals, Inc.*                                                                             174,058
            11,200    Province Healthcare Co.*                                                                               234,304
                                                                                                                             625,817
Medical - Nursing Homes - 0.6%
             7,400    Manor Care, Inc.                                                                                       221,704
Medical - Outpatient and Home Medical Care - 0.4%
             7,500    Odyssey Healthcare, Inc.*                                                                              133,125
Medical Labs and Testing Services - 1.1%
             8,900    Laboratory Corporation of America Holdings*                                                            389,108
Medical Products - 0.3%
             2,600    Invacare Corp.                                                                                         119,600
Medical Sterilization Products - 1.1%
            17,300    Steris Corp.*                                                                                          379,562
Multi-Line Insurance - 1.6%
            21,900    Old Republic International Corp.                                                                       548,157
Multimedia - 1.3%
             7,600    Belo Corp. - Class A                                                                                   171,304
             3,400    McGraw-Hill Companies, Inc.                                                                            270,946
                                                                                                                             442,250
Networking Products - 0.9%
            34,200    3Com Corp.*                                                                                            144,324
            16,300    Foundry Networks, Inc.*                                                                                154,687
                                                                                                                             299,011
Non-Hazardous Waste Disposal - 0.6%
             7,600    Republic Services, Inc.                                                                                226,176
Office Automation and Equipment - 0.4%
            10,600    Xerox Corp.*                                                                                           149,248
Oil - Field Services - 1.5%
            19,600    Key Energy Services, Inc.*                                                                             216,580
             8,000    Varco International, Inc.*                                                                             214,560
             2,200    Weatherford International, Ltd*                                                                        112,244
                                                                                                                             543,384
Oil and Gas Drilling - 3.2%
             4,400    Global Santa Fe Corp.                                                                                  134,860
             5,300    Noble Corp.*                                                                                           238,235
            25,400    Patterson-UTI Energy, Inc.                                                                             484,378
             4,900    Precision Drilling Corp.*                                                                              281,750
                                                                                                                           1,139,223
Oil Companies - Exploration and Production - 4.9%
             3,000    Devon Energy Corp.                                                                                     213,030
             2,200    EOG Resources, Inc.                                                                                    144,870
            14,700    Forest Oil Corp.*                                                                                      442,764
             5,700    Newfield Exploration Co.*                                                                              349,068
             5,000    Noble Energy, Inc.                                                                                     291,200
             5,000    Plains Exploration & Production Co.*                                                                   119,300
             4,700    Stone Energy Corp.*                                                                                    205,672
                                                                                                                           1,765,904
Oil Companies - Integrated - 0.6%
             5,500    Marathon Oil Corp.                                                                                     227,040
Oil Field Machinery and Equipment - 1.7%
             5,800    Cooper Cameron Corp.*                                                                                  318,072
             4,500    FMC Technologies, Inc.*                                                                                150,300
             4,300    National-Oilwell, Inc.*                                                                                141,298
                                                                                                                             609,670
Paper and Related Products - 1.6%
             8,855    Rayonier, Inc.                                                                                         400,600
             2,400    Temple-Inland, Inc.                                                                                    161,160
                                                                                                                             561,760
Pharmacy Services - 1.5%
             8,400    Accredo Health, Inc.*                                                                                  197,988
            12,200    Omnicare, Inc.                                                                                         345,992
                                                                                                                             543,980
Photo Equipment and Supplies - 0.4%
             3,900    Eastman Kodak Co.                                                                                      125,658
Power Converters and Power Supply Equipment - 0.7%
            13,300    American Power Conversion Corp.                                                                        231,287
Property and Casualty Insurance - 0.8%
             5,200    Mercury General Corp.                                                                                  275,028
Publishing - Newspapers - 0.7%
             5,600    Tribune Co.                                                                                            230,440
Publishing - Periodicals - 0.3%
             6,900    Reader's Digest Association, Inc.                                                                      100,671
Reinsurance - 3.3%
               235    Berkshire Hathaway, Inc. - Class B*                                                                    674,685
             2,800    Everest Re Group, Ltd.                                                                                 208,124
             8,600    IPC Holdings, Ltd.                                                                                     326,886
                                                                                                                           1,209,695
REIT - Apartments - 0.7%
             3,000    Archstone-Smith Trust, Inc.                                                                             94,920
             4,000    Home Properties, Inc.                                                                                  158,240
                                                                                                                             253,160
REIT - Office Property - 1.4%
             2,800    Alexandria Real Estate Equities, Inc.                                                                  184,016
             8,300    Prentiss Properties Trust                                                                              298,800
                                                                                                                             482,816
REIT - Regional Malls - 1.0%
             6,300    Macerich Co.                                                                                           335,727
REIT - Shopping Centers - 0.5%
             5,600    Weingarten Realty Investors                                                                            184,856
Retail - Apparel and Shoe - 1.1%
             5,700    AnnTaylor Stores Corp.                                                                                 133,380
             9,800    Talbots, Inc.                                                                                          242,942
                                                                                                                             376,322
Retail - Auto Parts - 0.4%
             3,900    Advance Auto Parts, Inc.*                                                                              134,160
Retail - Discount - 0.7%
            20,300    Big Lots, Inc.                                                                                         248,269
Retail - Drug Store - 0.8%
             6,400    CVS Corp.                                                                                              269,632
Retail - Restaurants - 1.6%
             4,700    Bob Evans Farms, Inc.                                                                                  127,652
             8,700    Brinker International, Inc.*                                                                           271,005
             5,300    Wendy's International, Inc.                                                                            178,080
                                                                                                                             576,737
Retail - Toy Store - 0.5%
             9,890    Toys R Us, Inc.*                                                                                       175,449
Savings/Loan/Thrifts - 5.7%
             8,620    Astoria Financial Corp.                                                                                305,924
            21,400    Brookline Bancorp, Inc.                                                                                335,338
             9,000    Independence Community Bank Corp.                                                                      351,450
             7,800    People's Bank                                                                                          278,694
            15,900    Provident Financial Services, Inc.                                                                     274,275
            19,600    Washington Federal, Inc.                                                                               492,939
                                                                                                                           2,038,620
Semiconductor Components/Integrated Circuits - 0.6%
            23,100    Integrated Device Technology, Inc.*                                                                    220,143
Steel - Producers - 1.1%
             6,800    International Steel Group, Inc.*                                                                       229,160
             3,700    Steel Dynamics, Inc.                                                                                   142,894
                                                                                                                             372,054
Super-Regional Banks - 1.2%
             7,500    PNC Bank Corp.                                                                                         405,750
Telecommunication Equipment - Fiber Optics - 0.2%
             4,700    Newport Corp.*                                                                                          53,909
Telephone - Integrated - 2.3%
             6,700    ALLTEL Corp.                                                                                           367,897
             7,200    CenturyTel, Inc.                                                                                       246,528
            13,700    IDT Corp.*                                                                                             199,746
                                                                                                                             814,171
Toys - 0.7%
            13,100    Mattel, Inc.                                                                                           237,503
Transportation - Railroad - 0.5%
            12,700    Kansas City Southern*                                                                                  192,659
Transportation - Services - 0.9%
            18,400    Laidlaw International, Inc.*                                                                           302,680
Transportation - Truck - 1.9%
            14,600    Swift Transportation Company, Inc.*                                                                    245,572
             8,500    USF Corp.                                                                                              305,065
             5,700    Werner Enterprises, Inc.                                                                               110,067
                                                                                                                             660,704
Wireless Equipment - 0.4%
            20,300    Wireless Facilities, Inc.*                                                                             141,491
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $27,753,683)                                                                                     30,972,665
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 11.9%
        $4,200,000    Citigroup Global Markets, Inc., 1.925%
                       dated 9/30/04, maturing 10/1/04
                       to be repurchased at $4,200,225
                       collateralized by $10,566,666
                       in U.S. Government Agencies
                       0% - 10.00%, 1/15/06 - 9/15/34
                       with a value of $4,291,776
                       (cost $4,200,000)                                                                                   4,200,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $31,953,683) - 100%                                                                        $35,172,665
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                         September 30, 2004 (unaudited)

Country                           Market Value      % of Investment Securities

Bermuda                            $   647,254                  1.8%
Canada                               1,137,218                  3.2
Cayman Islands                         373,095                  1.1
Israel                                 183,276                  0.5
United States++                     32,831,822                 93.4

                   Total           $35,172,665                100.0%
                                   ===========                =====

++ Includes Short-Term Securities (81.4% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

New York Shares   Securities of foreign companies trading on the
                  New York Stock Exchange

REIT              Real Estate Investment Trusts

*                 Non-income-producing security.

Janus Aspen Money Market Portfolio

Schedule of Investments (unaudited)

Principal Amount                                                                                                   Market Value
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 12.4%
          $700,000    Banco Bilbao Vizcaya Argentaria P.R., 1.64%, 10/5/04 (144A)                                        $   699,872
           300,000    Bavaria TRR Corp., 1.67%, 10/15/04 (Section 4(2))                                                      299,805
           700,000    Harrier Finance Funding (US) LLC, 1.65%, 10/20/04 (Section 4(2))                                       699,391
------------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost $1,699,068)                                                                                   1,699,068
------------------------------------------------------------------------------------------------------------------------------------
Taxable Variable Rate Demand Notes - 62.1%
           400,000    Anaheim California Housing Authority Multifamily Housing Revenue, (Cobblestone), 1.93%, 3/15/33        400,000
         1,000,000    Arapahoe County, Colorado, Industrial Development Revenue, (Cottrell), Series B, 2.04%, 10/1/19      1,000,000
           100,000    Bridgeton, Missouri Industrial Development Authority Industrial Revenue, (Gold Dust Project)
                      Series B, 2.40%, 3/1/21                                                                                100,000
         1,000,000    California Infrastructure and Economic Development, (International Raisins Project)
                      Series B, 1.99%, 11/1/20                                                                             1,000,000
           550,800    Campus Research Corp., 2.00%, 12/21/05                                                                 550,800
           190,000    Colorado Housing and Finance Authority Economic Development Revenue, (De La Cruz Project)
                      Series B, 2.04%, 10/1/05                                                                               190,000
         1,510,000    Cunat Capital Corp., Series 1998-A, 2.09%, 12/1/28                                                   1,510,000
         1,810,000    Medical Properties, Inc., North Dakota, (Dakota Clinic Project), 1.86%, 12/22/24                     1,810,000
           545,000    Ohio State Higher Education Facilities Revenue, (Columbus College Project)
                      Series 2003-A, 1.85%, 9/1/07                                                                           545,000
         1,370,000    Post Properties, Ltd, TN, Series 2000, 2.05%, 7/1/20                                                 1,370,000
            30,000    Watertown Crossing LLC, 1.99%, 5/1/27                                                                   30,000
------------------------------------------------------------------------------------------------------------------------------------
Total Taxable Variable Rate Demand Notes (cost $8,505,800)                                                                 8,505,800
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 25.5%
         3,500,000    Citigroup Global Markets, Inc., 1.925%
                       dated 9/30/04, maturing 10/1/04
                       to be repurchased at $3,500,187
                       collateralized by $8,805,555
                       in U.S. Government Agencies
                       0% - 10.00%, 1/15/06 - 9/15/34
                       with a value of $ 3,576,480
                       (cost $3,500,000)                                                                                   3,500,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $13,704,868) - 100%                                                                        $13,704,868
------------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933.

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of September 30, 2004.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Janus Aspen Risk-Managed Core Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                              Market Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 97.8%
Aerospace and Defense - 1.0%
               600    Boeing Co.                                                                                         $    30,972
               500    General Dynamics Corp.                                                                                  51,050
               200    Lockheed Martin Corp.                                                                                   11,156
               900    Northrop Grumman Corp.                                                                                  47,997
               600    Raytheon Co.                                                                                            22,788
               600    Rockwell Collins, Inc.                                                                                  22,284
                                                                                                                             186,247
Aerospace and Defense - Equipment - 0.3%
               600    B.F. Goodrich Co.                                                                                       18,816
               300    United Technologies Corp.                                                                               28,014
                                                                                                                              46,830
Agricultural Operations - 1.4%
             6,500    Archer-Daniels-Midland Co.                                                                             110,370
             3,900    Monsanto Co.                                                                                           142,038
                                                                                                                             252,408
Apparel Manufacturers - 0.3%
               300    Coach, Inc.*                                                                                            12,726
               500    Jones Apparel Group, Inc.                                                                               17,900
               400    V. F. Corp.                                                                                             19,780
                                                                                                                              50,406
Applications Software - 0.6%
             4,100    Microsoft Corp.                                                                                        113,365
Athletic Footwear - 0.3%
               700    NIKE, Inc. - Class B                                                                                    55,160
Automotive - Cars and Light Trucks - 0.1%
               400    Ford Motor Co.                                                                                           5,620
               400    General Motors Corp.                                                                                    16,992
                                                                                                                              22,612
Automotive - Medium and Heavy Duty Trucks - 0.2%
               500    PACCAR, Inc.                                                                                            34,560
Automotive - Truck Parts and Equipment - Original - 0.6%
               400    Dana Corp.                                                                                               7,076
             1,600    Johnson Controls, Inc.                                                                                  90,896
             1,500    Visteon Corp.                                                                                           11,985
                                                                                                                             109,957
Beverages - Non-Alcoholic - 1.7%
             1,100    Coca-Cola Co.                                                                                           44,055
             6,200    Coca-Cola Enterprises, Inc.                                                                            117,180
             2,800    Pepsi Bottling Group, Inc.                                                                              76,020
             1,600    PepsiCo, Inc.                                                                                           77,840
                                                                                                                             315,095
Beverages - Wine and Spirits - 0.3%
             1,200    Brown-Forman Corp. - Class B                                                                            54,960
Brewery - 0.4%
               600    Adolph Coors Co. - Class B                                                                              40,752
               700    Anheuser-Busch Companies, Inc.                                                                          34,965
                                                                                                                              75,717
Building - Residential and Commercial - 0.2%
               600    Centex Corp.                                                                                            30,276
               200    Pulte Homes, Inc.                                                                                       12,274
                                                                                                                              42,550
Building and Construction Products - Miscellaneous - 0.1%
               200    Masco Corp.                                                                                              6,906
               300    Vulcan Materials Co.                                                                                    15,285
                                                                                                                              22,191
Building Products - Air and Heating - 0.6%
             3,000    American Standard Companies, Inc.*                                                                     116,730
Casino Hotels - 0.2%
               600    Harrah's Entertainment, Inc.                                                                            31,788
Casino Services - 1.1%
             5,300    International Game Technology                                                                          190,535
Cellular Telecommunications - 1.2%
             6,800    AT&T Wireless Services, Inc.*                                                                          100,504
             5,000    Nextel Communications, Inc. - Class A*                                                                 119,200
                                                                                                                             219,704
Chemicals - Diversified - 0.2%
               500    Dow Chemical Co.                                                                                        22,590
               100    PPG Industries, Inc.                                                                                     6,128
               300    Rohm & Haas Co.                                                                                         12,891
                                                                                                                              41,609
Chemicals - Specialty - 0.7%
             1,200    Ashland, Inc.                                                                                           67,296
             1,200    Eastman Chemical Co.                                                                                    57,060
               300    Ecolab, Inc.                                                                                             9,432
                                                                                                                             133,788
Coatings and Paint Products - 0.3%
             1,100    Sherwin-Williams Co.                                                                                    48,356
Commercial Banks - 0.8%
               200    AmSouth Bancorporation                                                                                   4,880
               600    BB&T Corp.                                                                                              23,814
               800    Marshall & Ilsley Corp.                                                                                 32,240
               700    North Fork Bancorporation, Inc.                                                                         31,115
             1,000    SouthTrust Corp.                                                                                        41,660
               200    Synovus Financial Corp.                                                                                  5,230
                                                                                                                             138,939
Commercial Services - Finance - 0.3%
               800    Moody's Corp.                                                                                           58,600
               100    Paychex, Inc.                                                                                            3,015
                                                                                                                              61,615
Computer Aided Design - 0.5%
             1,700    Autodesk, Inc.                                                                                          82,671
Computer Services - 0.1%
               100    Affiliated Computer Services, Inc. - Class A                                                             5,567
               200    Computer Sciences Corp.*                                                                                 9,420
               300    Unisys Corp.*                                                                                            3,096
                                                                                                                              18,083
Computers - 1.1%
               900    Apple Computer, Inc.*                                                                                   34,875
             2,600    Dell, Inc.*                                                                                             92,560
               100    Hewlett-Packard Co.                                                                                      1,875
               900    IBM Corp.                                                                                               77,166
                                                                                                                             206,476
Computers - Integrated Systems - 0.4%
             1,500    NCR Corp.*                                                                                              74,385
Computers - Peripheral Equipment - 0.5%
             1,000    Lexmark International Group, Inc. - Class A*                                                            84,010
Consumer Products - Miscellaneous - 1.3%
             1,800    Clorox Co.                                                                                              95,940
             1,800    Fortune Brands, Inc.                                                                                   133,362
                                                                                                                             229,302
Containers - Metal and Glass - 0.3%
             1,600    Ball Corp.                                                                                              59,888
Containers - Paper and Plastic - 0.4%
             1,100    Bemis Company, Inc.                                                                                     29,238
             1,000    Pactiv Corp.*                                                                                           23,250
               400    Sealed Air Corp.*                                                                                       18,540
                                                                                                                              71,028
Cosmetics and Toiletries - 2.9%
             1,150    Alberto-Culver Co.                                                                                      50,002
             3,100    Avon Products, Inc.                                                                                    135,408
             2,300    Gillette Co.                                                                                            96,002
               700    International Flavors & Fragrances, Inc.                                                                26,740
               900    Kimberly-Clark Corp.                                                                                    58,131
             2,800    Procter & Gamble Co.                                                                                   151,536
                                                                                                                             517,819
Cruise Lines - 0.3%
             1,300    Carnival Corp. (New York Shares)                                                                        61,477
Data Processing and Management - 0.6%
             2,000    Automatic Data Processing, Inc.                                                                         82,640
               600    First Data Corp.                                                                                        26,100
               200    VERITAS Software Corp.*                                                                                  3,560
                                                                                                                             112,300
Disposable Medical Products - 0.5%
             1,700    C.R. Bard, Inc.                                                                                         96,271
Distribution/Wholesale - 0.2%
               500    Genuine Parts Co.                                                                                       19,190
               300    W.W. Grainger, Inc.                                                                                     17,295
                                                                                                                              36,485
Diversified Operations - 4.8%
             1,800    3M Co.                                                                                                 143,946
               700    Cooper Industries, Ltd. - Class A                                                                       41,300
               200    Crane Co.                                                                                                5,784
             1,700    Danaher Corp.                                                                                           87,176
             1,200    Eaton Corp.                                                                                             76,092
             6,600    General Electric Co.                                                                                   221,628
               400    Honeywell International, Inc.                                                                           14,344
               200    Illinois Tool Works, Inc.                                                                               18,634
               300    Ingersoll-Rand Co. - Class A                                                                            20,391
               300    ITT Industries, Inc.                                                                                    23,997
             1,500    Textron, Inc.                                                                                           96,405
             3,100    Tyco International, Ltd. (New York Shares)                                                              95,046
                                                                                                                             844,743
Diversified Operations-Commercial Services - 0.3%
             2,300    Cendant Corp.                                                                                           49,680
E-Commerce/Services - 1.2%
             2,400    eBay, Inc.*                                                                                            220,656
Electric - Integrated - 5.3%
             1,300    Allegheny Energy, Inc.*                                                                                 20,748
               300    American Electric Power Company, Inc.                                                                    9,588
               800    Cinergy Corp.                                                                                           31,680
               600    Constellation Energy Group, Inc.                                                                        23,904
             1,200    DTE Energy Co.                                                                                          50,628
               600    Duke Energy Corp.                                                                                       13,734
             5,500    Edison International                                                                                   145,805
             1,000    Entergy Corp.                                                                                           60,610
             1,800    Exelon Corp.                                                                                            66,042
             1,400    FirstEnergy Corp.                                                                                       57,512
               100    FPL Group, Inc.                                                                                          6,832
             6,000    PG&E Corp.*                                                                                            182,401
               400    Pinnacle West Capital Corp.                                                                             16,600
               300    PPL Corp.                                                                                               14,154
             1,100    Southern Co.                                                                                            32,978
               300    TECO Energy, Inc.                                                                                        4,059
             2,000    TXU Corp.                                                                                               95,840
             6,200    Xcel Energy, Inc.                                                                                      107,384
                                                                                                                             940,499
Electric Products - Miscellaneous - 0%
               100    Emerson Electric Co.                                                                                     6,189
Electronic Components - Semiconductors - 0.5%
             1,800    Advanced Micro Devices, Inc.*                                                                           23,400
               200    Broadcom Corp. - Class A*                                                                                5,458
               900    Intel Corp.                                                                                             18,054
             1,300    National Semiconductor Corp.*                                                                           20,137
               600    Xilinx, Inc.                                                                                            16,200
                                                                                                                              83,249
Electronic Forms - 0.1%
               200    Adobe Systems, Inc.                                                                                      9,894
Electronic Measuring Instruments - 0.1%
               100    Agilent Technologies, Inc.*                                                                              2,157
               300    Tektronix, Inc.                                                                                          9,975
                                                                                                                              12,132
Enterprise Software/Services - 0.3%
               700    BMC Software, Inc.                                                                                      11,067
             1,500    Computer Associates International, Inc.                                                                 39,450
               400    Novell, Inc.*                                                                                            2,524
                                                                                                                              53,041
Entertainment Software - 0.2%
               700    Electronic Arts, Inc.*                                                                                  32,193
Fiduciary Banks - 0.1%
               400    State Street Corp.                                                                                      17,084
Filtration and Separations Products - 0%
               100    Pall Corp.                                                                                               2,448
Finance - Consumer Loans - 0.2%
               700    SLM Corp.                                                                                               31,220
Finance - Credit Card - 0.6%
             1,600    American Express Co.                                                                                    82,336
               300    Capital One Financial Corp.                                                                             22,170
               200    MBNA Corp.                                                                                               5,040
                                                                                                                             109,546
Finance - Investment Bankers/Brokers - 1.6%
               100    Bear Stearns Companies, Inc.                                                                             9,617
             3,900    Citigroup, Inc.                                                                                        172,068
             2,412    JPMorgan Chase & Co.                                                                                    95,829
               400    Merrill Lynch & Company, Inc.                                                                           19,888
                                                                                                                             297,402
Finance - Mortgage Loan Banker - 1.4%
             5,398    Countrywide Financial Corp.                                                                            212,627
               500    Freddie Mac                                                                                             32,620
                                                                                                                             245,247
Financial Guarantee Insurance - 0.1%
               400    MGIC Investment Corp.                                                                                   26,620
Food - Confectionary - 0.6%
             1,800    Hershey Foods Corp.                                                                                     84,078
               500    Wm. Wrigley Jr. Company                                                                                 31,655
                                                                                                                             115,733
Food - Diversified - 2.0%
               200    Campbell Soup Co.                                                                                        5,258
             3,100    ConAgra Foods, Inc.                                                                                     79,701
               100    General Mills, Inc.                                                                                      4,490
               700    H.J. Heinz Co.                                                                                          25,214
             1,100    Kellogg Co.                                                                                             46,926
             1,800    McCormick & Company, Inc.                                                                               61,812
             5,800    Sara Lee Corp.                                                                                         132,588
                                                                                                                             355,989
Food - Retail - 0.1%
               800    Albertson's, Inc.                                                                                       19,144
Food - Wholesale/Distribution - 0.6%
             1,100    Supervalu, Inc.                                                                                         30,305
             2,600    Sysco Corp.                                                                                             77,792
                                                                                                                             108,097
Forestry - 0%
               200    Plum Creek Timber Company, Inc.                                                                          7,006
Gas - Distribution - 0.3%
             1,600    Sempra Energy Co.                                                                                       57,904
Gold Mining - 0.2%
               900    Newmont Mining Corp.                                                                                    40,977
Home Decoration Products - 0.1%
               500    Newell Rubbermaid, Inc.                                                                                 10,020
Hotels and Motels - 0.4%
               700    Hilton Hotels Corp.                                                                                     13,188
               300    Marriott International, Inc. - Class A                                                                  15,588
               800    Starwood Hotels & Resorts Worldwide, Inc.                                                               37,136
                                                                                                                              65,912
Identification Systems and Devices - 0%
               100    Symbol Technologies, Inc.                                                                                1,264
Industrial Automation and Robotics - 0.3%
             1,200    Rockwell Automation, Inc.                                                                               46,440
Industrial Gases - 0.1%
               500    Praxair, Inc.                                                                                           21,370
Instruments - Controls - 0.3%
               400    Parker Hannifin Corp.                                                                                   23,544
             1,300    Thermo Electron Corp.*                                                                                  35,126
                                                                                                                              58,670
Instruments - Scientific - 0.5%
               200    Fisher Scientific International, Inc.*                                                                  11,666
               600    PerkinElmer, Inc.                                                                                       10,332
             1,400    Waters Corp.*                                                                                           61,740
                                                                                                                              83,738
Insurance Brokers - 0.3%
             2,000    Aon Corp.                                                                                               57,480
Internet Security - 0.6%
             2,100    Symantec Corp.*                                                                                        115,248
Investment Management and Advisory Services - 0.4%
               600    Franklin Resources, Inc.                                                                                33,456
               700    T. Rowe Price Group, Inc.                                                                               35,658
                                                                                                                              69,114
Leisure and Recreation Products - 0.3%
             1,200    Brunswick Corp.                                                                                         54,912
Life and Health Insurance - 1.3%
             2,000    AFLAC, Inc.                                                                                             78,420
               700    CIGNA Corp.                                                                                             48,741
               100    Jefferson-Pilot Corp.                                                                                    4,966
               500    Lincoln National Corp.                                                                                  23,500
             1,500    Torchmark Corp.                                                                                         79,770
                                                                                                                             235,397
Linen Supply and Related Items - 0.2%
               700    Cintas Corp.                                                                                            29,428
Machinery - Construction and Mining - 0.3%
               600    Caterpillar, Inc.                                                                                       48,270
Machinery - Farm - 0.3%
               800    Deere & Co.                                                                                             51,640
Medical - Biomedical and Genetic - 0.5%
               200    Amgen, Inc.*                                                                                            11,336
             1,300    Biogen Idec, Inc.*                                                                                      79,521
               100    Genzyme Corp.*                                                                                           5,441
                                                                                                                              96,298
Medical - Drugs - 2.9%
               200    Abbott Laboratories                                                                                      8,472
             1,000    Eli Lilly and Co.                                                                                       60,050
             3,200    Forest Laboratories, Inc.*                                                                             143,936
               500    Merck & Company, Inc.                                                                                   16,500
             8,220    Pfizer, Inc.                                                                                           251,532
             2,600    Schering-Plough Corp.                                                                                   49,556
                                                                                                                             530,046
Medical - HMO - 1.1%
               900    Aetna, Inc.                                                                                             89,937
             1,000    UnitedHealth Group, Inc.                                                                                73,740
               400    WellPoint Health Networks, Inc.*                                                                        42,036
                                                                                                                             205,713
Medical - Hospitals - 0.3%
               900    HCA, Inc.                                                                                               34,335
               800    Health Management Associates, Inc. - Class A                                                            16,344
                                                                                                                              50,679
Medical - Nursing Homes - 0.1%
               500    Manor Care, Inc.                                                                                        14,980
Medical Information Systems - 0.2%
             1,800    IMS Health, Inc.                                                                                        43,056
Medical Instruments - 3.4%
             5,600    Boston Scientific Corp.*                                                                               222,488
             2,900    Guidant Corp.                                                                                          191,516
             1,300    Medtronic, Inc.                                                                                         67,470
             1,800    St. Jude Medical, Inc.*                                                                                135,486
                                                                                                                             616,960
Medical Labs and Testing Services - 0.5%
             1,100    Quest Diagnostics, Inc.*                                                                                97,042
Medical Products - 4.1%
             1,300    Baxter International, Inc.                                                                              41,808
             1,500    Becton, Dickinson and Co.                                                                               77,550
             1,300    Biomet, Inc.                                                                                            60,944
             2,500    Johnson & Johnson                                                                                      140,825
             3,500    Stryker Corp.                                                                                          168,280
             3,100    Zimmer Holdings, Inc.*                                                                                 245,024
                                                                                                                             734,431
Metal - Aluminum - 0%
               100    Alcoa, Inc.                                                                                              3,359
Metal - Copper - 0.4%
               700    Phelps Dodge Corp.                                                                                      64,421
Metal - Diversified - 0.1%
               400    Freeport-McMoRan Copper & Gold, Inc. - Class B                                                          16,200
Metal Processors and Fabricators - 0.1%
             1,100    Worthington Industries, Inc.                                                                            23,485
Motorcycle and Motor Scooter Manufacturing - 0.3%
               900    Harley-Davidson, Inc.                                                                                   53,496
Multi-Line Insurance - 2.1%
             1,900    Allstate Corp.                                                                                          91,181
             1,100    American International Group, Inc.                                                                      74,789
               100    Cincinnati Financial Corp.                                                                               4,122
               800    Hartford Financial Services Group, Inc.                                                                 49,544
             1,700    Loews Corp.                                                                                             99,450
             1,300    MetLife, Inc.                                                                                           50,245
               400    Prudential Financial, Inc.                                                                              18,816
                                                                                                                             388,147
Multimedia - 0.4%
               600    McGraw-Hill Companies, Inc.                                                                             47,814
               500    Meredith Corp.                                                                                          25,690
                                                                                                                              73,504
Networking Products - 0.5%
             5,000    Cisco Systems, Inc.*                                                                                    90,500
Non-Hazardous Waste Disposal - 0.2%
             1,100    Waste Management, Inc.                                                                                  30,074
Office Automation and Equipment - 0.1%
             1,000    Xerox Corp.*                                                                                            14,080
Office Supplies and Forms - 0.3%
               900    Avery Dennison Corp.                                                                                    59,202
Oil - Field Services - 1.5%
               900    Baker Hughes, Inc.                                                                                      39,348
               600    BJ Services Co.                                                                                         31,446
             4,500    Halliburton Co.                                                                                        151,605
               800    Schlumberger, Ltd. (New York Shares)                                                                    53,848
                                                                                                                             276,247
Oil and Gas Drilling - 0.5%
               800    Nabors Industries, Ltd.*                                                                                37,880
             1,700    Transocean, Inc.*                                                                                       60,826
                                                                                                                              98,706
Oil Companies - Exploration and Production - 3.1%
             1,300    Anadarko Petroleum Corp.                                                                                86,268
             2,340    Apache Corp.                                                                                           117,257
             3,600    Burlington Resources, Inc.                                                                             146,880
               600    Devon Energy Corp.                                                                                      42,606
             1,200    EOG Resources, Inc.                                                                                     79,020
               300    Kerr-McGee Corp.                                                                                        17,175
             1,600    Unocal Corp.                                                                                            68,800
                                                                                                                             558,006
Oil Companies - Integrated - 4.6%
             1,200    Amerada Hess Corp.                                                                                     106,800
             1,200    ChevronTexaco Corp.                                                                                     64,368
             1,600    ConocoPhillips                                                                                         132,560
             5,100    Exxon Mobil Corp.                                                                                      246,483
             1,800    Marathon Oil Corp.                                                                                      74,304
             3,700    Occidental Petroleum Corp.                                                                             206,941
                                                                                                                             831,456
Oil Refining and Marketing - 1.2%
             1,200    Sunoco, Inc.                                                                                            88,776
             1,600    Valero Energy Corp.                                                                                    128,336
                                                                                                                             217,112
Optical Supplies - 0.3%
               100    Allergan, Inc.                                                                                           7,255
               800    Bausch & Lomb, Inc.                                                                                     53,160
                                                                                                                              60,415
Paper and Related Products - 0.8%
               200    Boise Cascade Corp.                                                                                      6,656
             1,600    Georgia-Pacific Corp.                                                                                   57,520
             1,000    Louisiana-Pacific Corp.                                                                                 25,950
               400    MeadWestvaco Corp.                                                                                      12,760
               700    Temple-Inland, Inc.                                                                                     47,005
                                                                                                                             149,891
Pharmacy Services - 0.9%
               600    Caremark Rx, Inc.*                                                                                      19,242
             4,417    Medco Health Solutions, Inc.*                                                                          136,485
                                                                                                                             155,727
Photo Equipment and Supplies - 0%
               200    Eastman Kodak Co.                                                                                        6,444
Pipelines - 0.3%
               900    Kinder Morgan, Inc.                                                                                     56,538
               200    Williams Companies, Inc.                                                                                 2,420
                                                                                                                              58,958
Printing - Commercial - 0.2%
             1,000    R.R. Donnelley & Sons Co.                                                                               31,320
Property and Casualty Insurance - 2.0%
             1,000    ACE, Ltd.                                                                                               40,060
             1,900    Progressive Corp.                                                                                      161,025
             1,800    SAFECO Corp.                                                                                            82,170
             1,800    St. Paul Travelers Companies, Inc.                                                                      59,508
               300    XL Capital, Ltd. - Class A                                                                              22,197
                                                                                                                             364,960
Publishing - Newspapers - 0.5%
               700    Gannett Company, Inc.                                                                                   58,632
               200    Knight-Ridder, Inc.                                                                                     13,090
               300    Tribune Co.                                                                                             12,345
                                                                                                                              84,067
REIT - Apartments - 0.1%
               400    Equity Residential Properties Trust                                                                     12,400
REIT - Office Property - 0.1%
               400    Equity Office Properties Trust                                                                          10,900
REIT - Regional Malls - 0.6%
             2,000    Simon Property Group, Inc.                                                                             107,260
REIT - Warehouse and Industrial - 0.1%
               700    ProLogis                                                                                                24,668
Retail - Apparel and Shoe - 0.8%
             2,500    Gap, Inc.                                                                                               46,750
               400    Limited, Inc.                                                                                            8,916
             2,400    Nordstrom, Inc.                                                                                         91,776
                                                                                                                             147,442
Retail - Building Products - 0%
               100    Lowe's Companies, Inc.                                                                                   5,435
Retail - Consumer Electronics - 0.1%
               100    Best Buy Company, Inc.                                                                                   5,424
               400    Circuit City Stores, Inc.                                                                                6,136
                                                                                                                              11,560
Retail - Discount - 0.7%
               700    Costco Wholesale Corp.                                                                                  29,092
               100    Dollar General Corp.                                                                                     2,015
               300    TJX Companies, Inc.                                                                                      6,612
             1,700    Wal-Mart Stores, Inc.                                                                                   90,440
                                                                                                                             128,159
Retail - Drug Store - 0.3%
             1,100    CVS Corp.                                                                                               46,343
               100    Walgreen Co.                                                                                             3,583
                                                                                                                              49,926
Retail - Major Department Stores - 0.7%
             3,100    J.C. Penney Company, Inc.                                                                              109,368
               800    May Department Stores Co.                                                                               20,504
               100    Sears, Roebuck and Co.                                                                                   3,985
                                                                                                                             133,857
Retail - Office Supplies - 0.1%
               400    Office Depot, Inc.*                                                                                      6,012
               400    Staples, Inc.                                                                                           11,928
                                                                                                                              17,940
Retail - Regional Department Stores - 0.1%
               300    Federated Department Stores, Inc.                                                                       13,629
Retail - Restaurants - 1.0%
             1,200    McDonald's Corp.                                                                                        33,636
             2,900    Starbucks Corp.*                                                                                       131,834
               300    Wendy's International, Inc.                                                                             10,080
               100    Yum! Brands, Inc.                                                                                        4,066
                                                                                                                             179,616
Rubber - Tires - 0%
               100    Cooper Tire & Rubber Co.                                                                                 2,017
Savings/Loan/Thrifts - 0.7%
             1,200    Golden West Financial Corp.                                                                            133,140
               100    Sovereign Bancorp, Inc.                                                                                  2,182
                                                                                                                             135,322
Schools - 0.9%
             2,200    Apollo Group, Inc. - Class A*                                                                          161,414
Semiconductor Components/Integrated Circuits - 0.1%
               500    Maxim Integrated Products, Inc.                                                                         21,145
Steel - Producers - 0.3%
               100    Nucor Corp.                                                                                              9,137
             1,000    United States Steel Corp.                                                                               37,620
                                                                                                                              46,757
Steel - Specialty - 0%
               300    Allegheny Technologies, Inc.                                                                             5,475
Super-Regional Banks - 2.0%
             4,376    Bank of America Corp.                                                                                  189,612
               100    Fifth Third Bancorp                                                                                      4,922
               200    Huntington Bancshares, Inc.                                                                              4,982
               400    KeyCorp                                                                                                 12,640
               200    SunTrust Banks, Inc.                                                                                    14,082
             1,700    U.S. Bancorp                                                                                            49,130
               900    Wachovia Corp.                                                                                          42,255
               900    Wells Fargo & Co.                                                                                       53,667
                                                                                                                             371,290
Telecommunication Equipment - 0.1%
             1,500    Avaya, Inc.                                                                                             20,910
Telecommunication Equipment - Fiber Optics - 0%
               300    Corning, Inc.*                                                                                           3,324
Telephone - Integrated - 1.3%
               800    ALLTEL Corp.                                                                                            43,928
               800    BellSouth Corp.                                                                                         21,696
             2,900    Citizens Communications Co.                                                                             38,831
             1,300    SBC Communications, Inc.                                                                                33,735
               900    Sprint Corp.                                                                                            18,117
             2,200    Verizon Communications, Inc.                                                                            86,636
                                                                                                                             242,943
Television - 0%
               100    Univision Communications, Inc. - Class A*                                                                3,161
Tobacco - 1.3%
             1,300    Altria Group, Inc.                                                                                      61,152
             1,800    Reynolds American, Inc.*                                                                               122,472
             1,100    UST, Inc.                                                                                               44,286
                                                                                                                             227,910
Tools - Hand Held - 0.8%
               800    Black & Decker Corp.                                                                                    61,952
               700    Snap-On, Inc.                                                                                           19,292
             1,400    Stanley Works                                                                                           59,542
                                                                                                                             140,786
Transportation - Railroad - 0.3%
               700    Burlington Northern Santa Fe Corp.                                                                      26,817
             1,100    Norfolk Southern Corp.                                                                                  32,714
                                                                                                                              59,531
Transportation - Services - 1.4%
             1,100    FedEx Corp.                                                                                             94,259
               900    Ryder System, Inc.                                                                                      42,336
             1,500    United Parcel Service, Inc. - Class B                                                                  113,880
                                                                                                                             250,475
Web Portals/Internet Service Providers - 1.1%
             6,000    Yahoo!, Inc.*                                                                                          203,460
Wireless Equipment - 1.3%
             3,700    Motorola, Inc.                                                                                          66,748
             4,500    QUALCOMM, Inc.                                                                                         175,680
                                                                                                                             242,428
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $15,943,989)                                                                                     17,731,035
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 2.2%
          $400,000    Citigroup Global Markets, Inc. 1.925%
                       dated 9/30/04, maturing 10/1/04
                       to be repurchased at $400,021
                       collateralized by $1,006,349
                       in U.S. Government Agencies
                       0% - 10.00%, 1/15/06 - 9/15/34
                       with a value of $408,741
                       (cost $400,000)                                                                                       400,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $16,343,989) - 100%                                                                        $18,131,035
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                         September 30, 2004 (unaudited)

Country                     Market Value         % of Investment Countries

Bermuda                     $    194,617                              1.1%
Cayman Islands                   123,083                              0.6
Netherlands                       53,848                              0.3
Panama                            61,477                              0.3
United States++               17,698,010                             97.7

Total                       $ 18,131,035                            100.0%
                            ============                            =====

++ Includes Short-Term Securities (95.4% excluding Short-Term Securities).

Notes to Schedule of Investments (unaudited)

New York Shares         Securities of foreign companies trading on the New York
                        Stock Exchange

REIT                    Real Estate Investment Trusts

*                       Non-income-producing security.

Janus Aspen Risk-Managed Growth Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                              Market Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 100%
Advertising Sales - 0.3%
               600    Lamar Advertising Co.*                                                                              $   24,966
Advertising Services - 0.3%
               500    Getty Images, Inc.*                                                                                     27,650
Aerospace and Defense - 0.6%
               500    Boeing Co.                                                                                              25,810
               100    General Dynamics Corp.                                                                                  10,210
               700    Rockwell Collins, Inc.                                                                                  25,998
                                                                                                                              62,018
Aerospace and Defense - Equipment - 0.4%
               100    Alliant Techsystems, Inc.                                                                                6,050
               100    United Defense Industries, Inc.*                                                                         3,999
               300    United Technologies Corp.                                                                               28,014
                                                                                                                              38,063
Apparel Manufacturers - 0.7%
             1,500    Coach, Inc.*                                                                                            63,630
Applications Software - 2.1%
             6,300    Microsoft Corp.                                                                                        174,195
             2,400    Red Hat, Inc.*                                                                                          29,376
                                                                                                                             203,571
Athletic Footwear - 0.5%
               600    NIKE, Inc. - Class B                                                                                    47,280
Audio and Video Products - 0.8%
               700    Harman International Industries, Inc.                                                                   75,425
Automotive - Medium and Heavy Duty Trucks - 0.1%
               100    Oshkosh Truck Corp.                                                                                      5,706
Batteries and Battery Systems - 0.1%
               200    Energizer Holdings, Inc.*                                                                                9,220
Beverages - Non-Alcoholic - 2.3%
             2,000    Coca-Cola Co.                                                                                           80,100
             2,300    Pepsi Bottling Group, Inc.                                                                              62,445
             1,600    PepsiCo, Inc.                                                                                           77,840
                                                                                                                             220,385
Beverages - Wine and Spirits - 0.1%
               200    Brown-Forman Corp. - Class B                                                                             9,160
Brewery - 0.5%
               900    Anheuser-Busch Companies, Inc.                                                                          44,955
Building - Residential and Commercial - 0.3%
               300    Centex Corp.                                                                                            15,138
               100    M.D.C. Holdings, Inc.                                                                                    7,310
               100    Pulte Homes, Inc.                                                                                        6,137
                                                                                                                              28,585
Building Products - Air and Heating - 1.3%
             3,100    American Standard Companies, Inc.                                                                      120,621
Cable Television - 0.4%
               100    Cox Communications, Inc. - Class A*                                                                      3,313
               793    DIRECTV Group, Inc.*                                                                                    13,949
               600    Liberty Media International, Inc. - Class A*                                                            20,017
                                                                                                                              37,279
Casino Hotels - 1.3%
               500    Harrah's Entertainment, Inc.                                                                            26,490
               600    Mandalay Resort Group                                                                                   41,190
               100    MGM Mirage, Inc.*                                                                                        4,965
               700    Station Casinos, Inc.                                                                                   34,328
               300    Wynn Resorts, Ltd.*                                                                                     15,507
                                                                                                                             122,480
Casino Services - 1.9%
             5,100    International Game Technology                                                                          183,345
Cellular Telecommunications - 1.3%
             5,100    AT&T Wireless Services, Inc.*                                                                           75,378
             1,800    Nextel Communications, Inc. - Class A*                                                                  42,912
               500    Nextel Partners, Inc. - Class A*                                                                         8,290
               100    Western Wireless Corp. - Class A*                                                                        2,571
                                                                                                                             129,151
Chemicals - Diversified - 0.1%
               200    Dow Chemical Co.                                                                                         9,036
Chemicals - Specialty - 0.2%
               500    Ecolab, Inc.                                                                                            15,720
Coal - 0.3%
               100    Arch Coal, Inc.                                                                                          3,549
               600    CONSOL Energy, Inc.                                                                                     20,934
                                                                                                                              24,483
Coatings and Paint Products - 0.1%
               200    Sherwin-Williams Co.                                                                                     8,792
Commercial Banks - 1.1%
             1,000    Commerce Bancorp, Inc.                                                                                  55,200
               200    Fremont General Corp.                                                                                    4,630
               200    North Fork Bancorporation, Inc.                                                                          8,890
             1,000    TCF Financial Corp.                                                                                     30,290
               200    W Holding Company, Inc.                                                                                  3,800
                                                                                                                             102,810
Commercial Services - 0.7%
               100    Alliance Data Systems Corp.                                                                              4,056
               200    ChoicePoint, Inc.*                                                                                       8,530
             1,000    Iron Mountain, Inc.*                                                                                    33,850
             1,600    ServiceMaster Co.                                                                                       20,576
                                                                                                                              67,012
Commercial Services - Finance - 0.5%
               700    Moody's Corp.                                                                                           51,275
Computer Aided Design - 0.7%
             1,400    Autodesk, Inc.                                                                                          68,082
Computer Services - 0.3%
               800    Cognizant Technology Solutions Corp.*                                                                   24,408
               100    DST Syestems, Inc.*                                                                                      4,447
                                                                                                                              28,855
Computers - 1.1%
               400    Apple Computer, Inc.                                                                                    15,500
             1,100    Dell, Inc.*                                                                                             39,160
               600    IBM Corp.                                                                                               51,444
                                                                                                                             106,104
Computers - Integrated Systems - 0.2%
               100    National Instruments Corp.                                                                               3,027
               400    NCR Corp.*                                                                                              19,836
                                                                                                                              22,863
Computers - Memory Devices - 0%
               100    Storage Technology Corp.*                                                                                2,526
Computers - Peripheral Equipment - 0.4%
               500    Lexmark International Group, Inc. - Class A*                                                            42,005
Consumer Products - Miscellaneous - 0.7%
             1,000    Clorox Co.                                                                                              53,300
               200    Fortune Brands, Inc.                                                                                    14,818
                                                                                                                              68,118
Containers - Metal and Glass - 0.4%
             1,100    Ball Corp.                                                                                              41,173
Containers - Paper and Plastic - 0.3%
               800    Pactiv Corp.*                                                                                           18,600
               300    Sealed Air Corp.*                                                                                       13,905
                                                                                                                              32,505
Cosmetics and Toiletries - 3.3%
               200    Alberto-Culver Co.                                                                                       8,696
             1,200    Avon Products, Inc.                                                                                     52,416
               700    Estee Lauder Companies, Inc. - Class A                                                                  29,260
             1,800    Gillette Co.                                                                                            75,132
               500    International Flavors & Fragrances, Inc.                                                                19,100
               700    Kimberly-Clark Corp.                                                                                    45,213
             1,900    Procter & Gamble Co.                                                                                   102,828
                                                                                                                             332,645
Data Processing and Management - 1.2%
               800    Acxiom Corp.                                                                                            18,992
             1,000    Automatic Data Processing, Inc.                                                                         41,320
               100    Certegy, Inc.                                                                                            3,721
               600    Dun & Bradstreet Corp.*                                                                                 35,220
               200    First Data Corp.                                                                                         8,700
               200    Global Payments, Inc.                                                                                   10,710
                                                                                                                             118,663
Dental Supplies and Equipment - 0.6%
               700    Patterson Companies, Inc.*                                                                              53,592
Diagnostic Equipment - 0.1%
               400    Cytyc Corp.*                                                                                             9,660
Diagnostic Kits - 0.5%
               300    Dade Behring Holdings, Inc.*                                                                            16,715
               700    IDEXX Laboratories, Inc.*                                                                               35,518
                                                                                                                              52,233
Dialysis Centers - 0.8%
             1,350    Davita, Inc.*                                                                                           42,052
               950    Renal Care Group, Inc.*                                                                                 30,619
                                                                                                                              72,671
Direct Marketing - 0.2%
               800    Harte-Hanks Communications, Inc.                                                                        20,008
Disposable Medical Products - 0.9%
             1,600    C.R. Bard, Inc.                                                                                         90,608
Distribution/Wholesale - 0.8%
               800    CDW Corp.                                                                                               46,424
               300    Fastenal Co.                                                                                            17,280
               400    Hughes Supply, Inc.                                                                                     12,028
                                                                                                                              75,732
Diversified Operations - 6.1%
             1,600    3M Co.                                                                                                 127,952
               600    Brink's Co.                                                                                             18,102
             1,700    Danaher Corp.                                                                                           87,176
             9,200    General Electric Co.                                                                                   308,936
               300    Illinois Tool Works, Inc.                                                                               27,951
               300    ITT Industries, Inc.                                                                                    23,997
                                                                                                                             594,114
Diversified Operations-Commercial Services - 0.2%
               100    ARAMARK Corp.- Class B                                                                                   2,414
               600    Cendant Corp.                                                                                           12,960
                                                                                                                              15,374
E-Commerce/Services - 1.0%
             1,100    eBay, Inc.*                                                                                            101,134
Electric - Integrated - 0%
               200    Allegheny Energy, Inc.                                                                                   3,192
Electric Products - Miscellaneous - 0.3%
               600    AMETEK, Inc.                                                                                            18,192
               100    Emerson Electric Co.                                                                                     6,189
                                                                                                                              24,381
Electronic Components - Semiconductors - 1.1%
               400    Advanced Micro Devices, Inc.                                                                             5,200
               100    Broadcom Corp. - Class A*                                                                                2,729
             3,600    Intel Corp.                                                                                             72,216
               800    National Semiconductor Corp.                                                                            12,392
               500    Xilinx, Inc.                                                                                            13,500
                                                                                                                             106,037
Electronic Forms - 0.1%
               200    Adobe Systems, Inc.                                                                                      9,894
Electronic Measuring Instruments - 0.3%
               400    FLIR Systems, Inc.*                                                                                     23,400
               100    Tektronix, Inc.                                                                                          3,325
                                                                                                                              26,725
Electronics - Military - 0.1%
               100    L-3 Communications Holdings, Inc.                                                                        6,700
Engines - Internal Combustion - 0.1%
               100    Briggs & Stratton Corp.                                                                                  8,120
Enterprise Software/Services - 0.2%
               400    BMC Software, Inc.                                                                                       6,324
             1,300    Novell, Inc.*                                                                                            8,203
                                                                                                                              14,527
Entertainment Software - 0.5%
               900    Activision, Inc.                                                                                        12,483
               700    Electronic Arts, Inc.*                                                                                  32,193
                                                                                                                              44,676
Fiduciary Banks - 0.1%
               100    Investors Financial Services Corp.                                                                       4,513
               100    State Street Corp.                                                                                       4,271
                                                                                                                               8,784
Finance - Commercial - 0%
               100    CapitalSource, Inc.*                                                                                     2,234
Finance - Consumer Loans - 0.1%
               200    SLM Corp.                                                                                                8,920
Finance - Credit Card - 0.1%
               100    American Express Co.                                                                                     5,146
Finance - Investment Bankers/Brokers - 0.3%
               400    Friedman, Billings, Ramsey Group, Inc. - A shares                                                        7,640
               450    Legg Mason, Inc.                                                                                        23,972
                                                                                                                              31,612
Finance - Mortgage Loan Banker - 0.2%
                50    Doral Financial Corp.                                                                                    2,074
               200    Freddie Mac                                                                                             13,048
                                                                                                                              15,122
Finance - Other Services - 0.2%
               100    Chicago Mercantile Exchange Holdings, Inc.                                                              16,130
Food - Confectionary - 0.9%
             1,500    Hershey Foods Corp.                                                                                     70,065
               300    Wm. Wrigley Jr. Company                                                                                 18,993
                                                                                                                              89,058
Food - Diversified - 2.3%
               500    H.J. Heinz Co.                                                                                          18,010
             1,000    Kellogg Co.                                                                                             42,660
             1,800    McCormick & Company, Inc.                                                                               61,812
             4,400    Sara Lee Corp.                                                                                         100,584
                                                                                                                             223,066
Food - Retail - 1.0%
             1,100    Whole Foods Market, Inc.                                                                                94,369
Food - Wholesale/Distribution - 0.8%
             2,700    Sysco Corp.                                                                                             80,784
Footwear and Related Apparel - 0.1%
               100    Timberland Co. - Class A*                                                                                5,680
Gold Mining - 0.4%
               800    Newmont Mining Corp.                                                                                    36,424
Hazardous Waste Disposal - 0%
               100    Stericycle, Inc.*                                                                                        4,590
Hotels and Motels - 0.2%
               100    Hilton Hotels Corp.                                                                                      1,884
               100    Marriott International, Inc. - Class A                                                                   5,196
               200    Starwood Hotels & Resorts Worldwide, Inc.                                                                9,284
                                                                                                                              16,364
Industrial Automation and Robotics - 0.1%
               200    Rockwell Automation, Inc.                                                                                7,740
Instruments - Controls - 0.4%
               400    Mettler-Toledo International, Inc.*                                                                     18,888
               600    Thermo Electron Corp.*                                                                                  16,212
                                                                                                                              35,100
Instruments - Scientific - 1.3%
               968    Fisher Scientific International, Inc.*                                                                  56,463
               400    PerkinElmer, Inc.                                                                                        6,888
             1,300    Waters Corp.*                                                                                           57,330
                                                                                                                             120,681
Insurance Brokers - 0.5%
               600    Arthur J. Gallagher & Co.                                                                               19,878
               600    Brown & Brown, Inc.                                                                                     27,420
                                                                                                                              47,298
Internet Infrastructure Equipment - 0.1%
               200    Avocent Corp.                                                                                            5,206
Internet Infrastructure Software - 0.1%
               600    Akamai Technologies, Inc.*                                                                               8,430
Internet Security - 1.7%
               200    CheckFree Corp.*                                                                                         5,534
               200    McAfee, Inc.*                                                                                            4,020
             2,700    Symantec Corp.*                                                                                        148,176
               100    VeriSign, Inc.*                                                                                          1,988
                                                                                                                             159,718
Investment Companies - 0.1%
               200    American Capital Strategies, Ltd.                                                                        6,268
Investment Management and Advisory Services - 0.1%
               100    T. Rowe Price Group, Inc.                                                                                5,094
Leisure and Recreation Products - 0.1%
               200    Brunswick Corp.                                                                                          9,152
Life and Health Insurance - 0.8%
             2,000    AFLAC, Inc.                                                                                             78,420
Linen Supply and Related Items - 0.2%
               400    Cintas Corp.                                                                                            16,816
Lottery Services - 0.3%
             1,000    GTECH Holdings Corp.                                                                                    25,320
Machinery - Construction and Mining - 0.1%
               100    Caterpillar, Inc.                                                                                        8,045
Machinery - Farm - 0.1%
               100    Deere & Co.                                                                                              6,455
Machinery - Print Trade - 0.3%
               400    Zebra Technologies Corp. - Class A*                                                                     24,404
Machinery - Pumps - 0.2%
               700    Graco, Inc.                                                                                             23,450
Medical - Biomedical and Genetic - 1.7%
               135    Amgen, Inc.                                                                                              7,652
               900    Biogen Idec, Inc.*                                                                                      55,053
               100    Celgene Corp.*                                                                                           5,823
               500    Charles River Laboratories International, Inc.*                                                         22,900
             1,400    Genentech, Inc.*                                                                                        73,388
                                                                                                                             164,816
Medical - Drugs - 5.4%
               300    Cephalon, Inc.*                                                                                         14,370
               800    Eli Lilly and Co.                                                                                       48,040
             2,100    Forest Laboratories, Inc.*                                                                              94,458
               200    IVAX Corp.*                                                                                              3,830
               700    Medicis Pharmaceutical Corp. - Class A                                                                  27,328
               200    Merck & Company, Inc.                                                                                    6,600
               100    OSI Pharmaceuticals, Inc.*                                                                               6,146
             8,760    Pfizer, Inc.                                                                                           268,056
             3,400    Schering-Plough Corp.                                                                                   64,804
                                                                                                                             533,632
Medical - Generic Drugs - 0%
               200    Mylan Laboratories, Inc.                                                                                 3,600
Medical - HMO - 1.9%
               200    Aetna, Inc.                                                                                             19,986
               650    Conventry Health Care, Inc.*                                                                            34,691
             1,355    UnitedHealth Group, Inc.                                                                                99,917
               300    WellPoint Health Networks, Inc.*                                                                        31,527
                                                                                                                             186,121
Medical - Hospitals - 0.5%
               200    Community Health Care Corp.*                                                                             5,336
               600    HCA, Inc.                                                                                               22,890
               700    Health Management Associates, Inc. - Class A                                                            14,301
               100    Triad Hospitals, Inc.*                                                                                   3,444
               100    Universal Health Services, Inc. - Class B                                                                4,350
                                                                                                                              50,321
Medical Information Systems - 0.2%
             1,000    IMS Health, Inc.                                                                                        23,920
Medical Instruments - 3.3%
               600    Beckman Coulter, Inc.                                                                                   33,672
             2,500    Boston Scientific Corp.*                                                                                99,325
               200    Edwards Lifesciences Corp.*                                                                              6,700
             1,500    Guidant Corp.                                                                                           99,060
               400    Medtronic, Inc.                                                                                         20,760
               900    St. Jude Medical, Inc.*                                                                                 67,743
                                                                                                                             327,260
Medical Labs and Testing Services - 1.4%
             1,000    Covance, Inc.*                                                                                          39,970
               800    Laboratory Corporation of America Holdings*                                                             34,976
               700    Quest Diagnostics, Inc.*                                                                                61,754
                                                                                                                             136,700
Medical Products - 6.6%
             1,300    Baxter International, Inc.                                                                              41,808
               900    Becton, Dickinson and Co.                                                                               46,530
               800    Biomet, Inc.                                                                                            37,504
               100    Cooper Companies, Inc.                                                                                   6,855
               100    Henry Schein, Inc.*                                                                                      6,231
               100    INAMED Corp.*                                                                                            4,767
             2,000    Johnson & Johnson                                                                                      112,660
             2,200    Stryker Corp.                                                                                          105,776
             2,500    Varian Medical Systems, Inc.*                                                                           86,425
             2,500    Zimmer Holdings, Inc.*                                                                                 197,600
                                                                                                                             646,156
Metal - Aluminum - 0.1%
               200    Alcoa, Inc.                                                                                              6,718
Metal - Diversified - 0.3%
               700    Freeport-McMoRan Copper & Gold, Inc. - Class B                                                          28,350
Metal Processors and Fabricators - 0.4%
               200    Precision Castparts Corp.                                                                               12,010
               300    Timken Co.                                                                                               7,386
               700    Worthington Industries, Inc.                                                                            14,945
                                                                                                                              34,341
Motorcycle and Motor Scooter Manufacturing - 0.7%
             1,100    Harley-Davidson, Inc.                                                                                   65,384
Multi-Line Insurance - 0.9%
             1,000    American International Group, Inc.                                                                      67,990
               100    HCC Insurance Holdings, Inc.                                                                             3,015
               100    Prudential Financial, Inc.                                                                               4,704
               200    Unitrin, Inc.                                                                                            8,314
                                                                                                                              84,023
Multimedia - 1.1%
               200    Belo Corp. - Class A                                                                                     4,508
               600    E.W. Scripps Co. - Class A                                                                              28,668
               700    McGraw-Hill Companies, Inc.                                                                             55,783
               200    Meredith Corp.                                                                                          10,276
               600    Time Warner, Inc.*                                                                                       9,684
                                                                                                                             108,919
Networking Products - 0.5%
             2,700    Cisco Systems, Inc.*                                                                                    48,870
               140    Juniper Networks, Inc.*                                                                                  3,304
                                                                                                                              52,174
Non-Hazardous Waste Disposal - 0.3%
             1,000    Waste Management, Inc.                                                                                  27,340
Office Automation and Equipment - 0%
               300    Xerox Corp.*                                                                                             4,224
Office Furnishings - Original - 0.1%
               300    Herman Miller, Inc.                                                                                      7,395
               100    HNI, Corp.                                                                                               3,958
                                                                                                                              11,353
Office Supplies and Forms - 0.3%
               500    Avery Dennison Corp.                                                                                    32,890
Oil - Field Services - 1.3%
               500    Baker Hughes, Inc.                                                                                      21,860
               400    BJ Services Co.                                                                                         20,964
             2,200    Halliburton Co.                                                                                         74,118
               100    Tidewater, Inc.                                                                                          3,255
               100    Varco International, Inc.*                                                                               2,682
                                                                                                                             122,879
Oil and Gas Drilling - 0.3%
               300    Diamond Offshore Drilling, Inc.                                                                          9,897
               900    Patterson-UTI Energy, Inc.                                                                              17,163
                                                                                                                              27,060
Oil Companies - Exploration and Production - 2.3%
               700    Burlington Resources, Inc.                                                                              28,560
               500    Newfield Exploration Co.*                                                                               30,620
             1,000    Patina Oil & Gas Corp.                                                                                  29,570
               586    Pioneer Natural Resources Co.                                                                           20,213
             3,341    XTO Energy, Inc.                                                                                       108,516
                                                                                                                             217,479
Oil Field Machinery and Equipment - 1.4%
               100    FMC Technologies, Inc.*                                                                                  3,340
             1,500    Grant Prideco, Inc.*                                                                                    30,735
               800    National-Oilwell, Inc.*                                                                                 26,288
             1,200    Smith International, Inc.*                                                                              72,876
                                                                                                                             133,239
Optical Supplies - 0.1%
               200    Bausch & Lomb, Inc.                                                                                     13,290
Pharmacy Services - 1.5%
               100    Accredo Health, Inc.*                                                                                    2,357
             1,941    Caremark Rx, Inc.*                                                                                      62,248
             2,329    Medco Health Solutions, Inc.*                                                                           71,966
               200    Omnicare, Inc.                                                                                           5,672
                                                                                                                             142,243
Pipelines - 0.1%
               200    Kinder Morgan, Inc.                                                                                     12,564
Property and Casualty Insurance - 0.4%
               400    Progressive Corp.                                                                                       33,900
Publishing - Books - 0.2%
               600    John Wiley & Sons, Inc. - Class A                                                                       19,170
Radio - 0%
               100    XM Satellite Radio Holdings, Inc.- Class A*                                                              3,102
Real Estate Operating/Development - 0.1%
               300    St. Joe Co.                                                                                             14,331
Recreational Vehicles - 0.2%
               300    Polaris Industries, Inc.                                                                                16,746
REIT - Health Care - 0.2%
               600    Ventas, Inc.                                                                                            15,552
REIT - Regional Malls - 0.4%
               100    CBL & Associates Properties, Inc.                                                                        6,095
               300    General Growth Properties, Inc.                                                                          9,300
               400    Mills Corp.                                                                                             20,748
                                                                                                                              36,143
REIT - Shopping Centers - 0.3%
               200    Chelsea Property Group, Inc.                                                                            13,420
               200    Regency Centers Corp.                                                                                    9,298
               100    Weingarten Realty Investors                                                                              3,301
                                                                                                                              26,019
REIT - Warehouse and Industrial - 0.1%
               500    Catellus Development Corp.                                                                              13,255
Research and Development - 0.1%
               400    Pharmaceutical Product Development, Inc.*                                                               14,400
Respiratory Products - 0.5%
               300    ResMed, Inc.*                                                                                           14,283
               600    Respironics, Inc.*                                                                                      32,064
                                                                                                                              46,347
Retail - Apparel and Shoe - 1.6%
               600    American Eagle Outfitters, Inc.                                                                         22,110
             1,000    Chico's FAS, Inc.*                                                                                      34,200
               100    Claire's Stores, Inc.                                                                                    2,504
               100    Foot Locker, Inc.                                                                                        2,370
               700    Gap, Inc.                                                                                               13,090
               700    Nordstrom, Inc.                                                                                         26,768
             1,600    Ross Stores, Inc.                                                                                       37,504
               500    Urban Outfitters, Inc.*                                                                                 17,200
                                                                                                                             155,746
Retail - Auto Parts - 0.1%
               200    Advance Auto Parts, Inc.*                                                                                6,880
Retail - Automobile - 0.2%
             1,200    Copart, Inc.*                                                                                           22,716
Retail - Discount - 0.6%
               200    Costco Wholesale Corp.                                                                                   8,312
               100    Target Corp.                                                                                             4,525
               500    TJX Companies, Inc.                                                                                     11,020
               600    Wal-Mart Stores, Inc.                                                                                   31,920
                                                                                                                              55,777
Retail - Drug Store - 0.1%
               300    CVS Corp.                                                                                               12,639
Retail - Hair Salons - 0.1%
               300    Regis Corp.                                                                                             12,066
Retail - Office Supplies - 0%
               100    Staples, Inc.                                                                                            2,982
Retail - Pet Food and Supplies - 0.1%
               500    PETsMART, Inc.                                                                                          14,195
Retail - Restaurants - 1.4%
               300    Applebee's International, Inc.                                                                           7,584
               200    Brinker International, Inc.*                                                                             6,230
               200    Cheesecake Factory, Inc.*                                                                                8,680
               200    Outback Steakhouse, Inc.                                                                                 8,306
               100    Ruby Tuesday, Inc.                                                                                       2,787
             2,200    Starbucks Corp.*                                                                                       100,012
               100    Yum! Brands, Inc.                                                                                        4,066
                                                                                                                             137,665
Savings/Loan/Thrifts - 0.2%
               100    Golden West Financial Corp.                                                                             11,095
               200    Hudson City Bancorp, Inc.                                                                                7,148
                                                                                                                              18,243
Schools - 0.9%
             1,211    Apollo Group, Inc. - Class A                                                                            88,851
Semiconductor Components/Integrated Circuits - 0.2%
               400    Maxim Integrated Products, Inc.                                                                         16,916
Soap and Cleaning Preparations - 0.3%
               900    Church & Dwight Company, Inc.                                                                           25,254
Steel - Producers - 0.1%
               100    Nucor Corp.                                                                                              9,137
Super-Regional Banks - 0.1%
               100    Fifth Third Bancorp                                                                                      4,922
               200    U.S. Bancorp                                                                                             5,780
                                                                                                                              10,702
Telecommunication Equipment - 0.1%
               100    Harris Corp.                                                                                             5,494
               100    Plantronics, Inc.                                                                                        4,324
                                                                                                                               9,818
Telecommunication Equipment - Fiber Optics - 0%
               400    Corning, Inc.*                                                                                           4,432
Telephone - Integrated - 0.2%
               100    Sprint Corp.                                                                                             2,013
               200    Telephone and Data Systems, Inc.                                                                        16,834
                                                                                                                              18,847
Therapeutics - 0.1%
               100    ImClone Systems, Inc.*                                                                                   5,285
               100    MGI Pharma, Inc.*                                                                                        2,669
                                                                                                                               7,954
Tools - Hand Held - 0.5%
               600    Black & Decker Corp.                                                                                    46,464
Transportation - Air Freight - 0%
               100    CNF, Inc.                                                                                                4,099
Transportation - Services - 0.6%
               100    C.H. Robinson Worldwide, Inc.                                                                            4,639
               100    Expeditors International of Washington, Inc.                                                             5,170
               100    Ryder System, Inc.                                                                                       4,704
               600    United Parcel Service, Inc. - Class B                                                                   45,552
                                                                                                                              60,065
Transportation - Truck - 0.1%
               200    J.B. Hunt Transport Services, Inc.                                                                       7,428
Veterinary Products - 0.1%
               700    VCA Antech, Inc.*                                                                                       14,441
Web Portals/Internet Service Providers - 0.8%
             2,300    Yahoo!, Inc.*                                                                                           77,993
Wireless Equipment - 2.3%
             4,100    Motorola, Inc.                                                                                          73,964
             3,700    QUALCOMM, Inc.                                                                                         144,448
                                                                                                                             218,412
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $8,643,875) - 100%                                                                          $9,647,098
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                         September 30, 2004 (unaudited)

Country                        Market Value         % of Investment Securities

Puerto Rico                     $    5,874                                 0.0%
United States                    9,641,224                               100.0

Total                           $9,647,098                               100.0%
                                ==========                               =====

Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trusts

*                 Non-income-producing security.

Janus Aspen Small Company Value Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                              Market Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 100.0%
Building and Construction - Miscellaneous - 1.9%
             1,554    Dycom Industries, Inc.*                                                                             $   44,118
Building Products - Lighting Fixtures - 1.2%
               410    Genlyte Group, Inc.*                                                                                    26,400
Capacitators - 0.5%
             1,319    KEMET Corp.*                                                                                            10,671
Chemicals - Diversified - 0.8%
               383    FMC Corp.*                                                                                              18,602
Chemicals - Specialty - 2.3%
             1,336    Cabot Corp.                                                                                             51,530
Collectibles - 2.4%
             1,638    RC2 Corp.*                                                                                              53,890
Commercial Banks - 17.8%
               870    1st Source Corp.                                                                                        22,307
               407    BancFirst Corp.                                                                                         26,097
               269    BancorpSouth, Inc.                                                                                       6,184
             1,215    Bank of Granite Corp.                                                                                   23,583
               921    Camden National Corp.                                                                                   31,784
             1,356    Community Bank System, Inc.                                                                             34,075
               191    First Citizens BancShares, Inc. - Class A                                                               22,538
             1,162    First Commonwealth Financial Corp.                                                                      15,815
               929    First Financial Corp.                                                                                   29,189
               692    First of Long Island Corp.                                                                              29,535
               728    Omega Financial Corp.                                                                                   25,189
               997    Peoples Bancorp, Inc.                                                                                   26,241
               917    Simmons First National Corp. - Class A                                                                  23,457
             2,015    TriCo Bancshares                                                                                        42,153
               363    UMB Financial Corp.                                                                                     17,304
             1,106    Washington Trust Bancorp, Inc.                                                                          28,922
                                                                                                                             404,373
Commercial Services - 1.8%
             1,893    Steiner Leisure, Ltd.*                                                                                  41,835
Computer Services - 0.9%
               411    CACI International, Inc.*                                                                               21,693
Consulting Services - 1.3%
             1,545    FTI Consulting, Inc.*                                                                                   29,201
Distribution/Wholesale - 1.6%
               834    United Stationers, Inc.*                                                                                36,196
Electric - Integrated - 1.1%
               500    Central Vermont Public Service Corp.                                                                    10,055
               627    Otter Tail Corp.                                                                                        15,989
                                                                                                                              26,044
Electronic Components - Miscellaneous - 0.5%
             1,048    Plexus Corp.*                                                                                           11,570
Electronic Components - Semiconductors - 0.9%
             1,311    Zoran Corp.*                                                                                            20,609
Entertainment Software - 1.1%
               744    Take-Two Interactive Software, Inc.*                                                                    24,440
Environmental Consulting and Engineering - 0.9%
             1,105    TRC Companies, Inc.*                                                                                    20,741
Food - Canned - 1.0%
             2,142    Del Monte Foods Co.*                                                                                    22,470
Food - Diversified - 1.2%
               642    J & J Snack Foods Corp.*                                                                                27,529
Food - Retail - 2.9%
             2,040    Ruddick Corp.                                                                                           40,065
               744    Weis Markets, Inc.                                                                                      25,207
                                                                                                                              65,272
Footwear and Related Apparel - 0.7%
               895    Steven Madden, Ltd.*                                                                                    15,797
Gas - Distribution - 1.1%
               456    Atmos Energy Corp.                                                                                      11,487
               300    Piedmont Natural Gas Company, Inc.                                                                      13,182
                                                                                                                              24,669
Human Resources - 1.2%
             3,552    Spherion Corp.*                                                                                         27,777
Internet Applications Software - 2.8%
             2,177    Interwoven, Inc.*                                                                                       15,761
             3,465    Stellent, Inc.*                                                                                         26,716
            15,243    Vignette Corp.*                                                                                         20,273
                                                                                                                              62,750
Leisure and Recreation Products - 1.2%
             1,759    Multimedia Games, Inc.*                                                                                 27,265
Machinery - General Industrial - 3.5%
             1,597    Applied Industrial Technologies, Inc.                                                                   57,077
             1,338    Stewart & Stevenson Services, Inc.                                                                      23,642
                                                                                                                              80,719
Medical - HMO - 2.0%
               816    Amerigroup Corp.*                                                                                       45,900
Medical - Nursing Homes - 0.8%
               702    Kindred Healthcare, Inc.*                                                                               17,129
Medical Instruments - 1.2%
               740    Datascope Corp.                                                                                         27,602
Medical Labs and Testing Services - 1.4%
               775    Covance, Inc.*                                                                                          30,977
Medical Products - 1.2%
               393    Cooper Companies, Inc.                                                                                  26,940
Multi-Line Insurance - 1.3%
               962    American Financial Group, Inc.                                                                          28,754
Non-Ferrous Metals - 0.6%
               753    RTI International Metals, Inc.*                                                                         14,586
Office Furnishings - Original - 1.3%
               760    HNI, Corp.                                                                                              30,081
Oil - Field Services - 1.6%
             1,139    Tetra Technologies, Inc.*                                                                               35,366
Oil and Gas Drilling - 1.1%
               512    Atwood Oceanics, Inc.                                                                                   24,340
Oil Field Machinery and Equipment - 1.5%
               304    Cooper Cameron Corp.*                                                                                   16,671
               592    Maverick Tube Corp.*                                                                                    18,240
                                                                                                                              34,911
Paper and Related Products - 0.8%
               722    Louisiana-Pacific Corp.                                                                                 18,736
Printing - Commercial - 1.4%
             2,453    Bowne & Company, Inc.                                                                                   31,864
REIT - Health Care - 0.5%
               595    Nationwide Health Properties, Inc.                                                                      12,346
REIT - Hotels - 0.6%
             1,051    Innkeepers USA Trust                                                                                    13,074
REIT - Office Property - 4.6%
               190    Alexandria Real Estate Equities, Inc.                                                                   12,487
               650    Kilroy Realty Corp.                                                                                     24,720
               703    Maguire Properties, Inc.                                                                                17,090
               670    Prentiss Properties Trust                                                                               24,120
               498    SL Green Realty Corp.                                                                                   25,801
                                                                                                                             104,218
REIT - Regional Malls - 0.9%
               389    Macerich Co.                                                                                            20,730
REIT - Shopping Centers - 3.0%
               800    Acadia Realty Trust                                                                                     11,800
               454    Pan Pacific Retail Properties, Inc.                                                                     24,561
               671    Regency Centers Corp.                                                                                   31,195
                                                                                                                              67,556
REIT - Warehouse and Industrial - 2.1%
               915    Catellus Development Corp.                                                                              24,257
             1,167    First Potomac Realty Trust                                                                              24,110
                                                                                                                              48,367
Research and Development - 1.1%
               676    Pharmaceutical Product Development, Inc.*                                                               24,336
Retail - Bookstore - 2.0%
             1,238    Barnes & Noble, Inc.                                                                                    45,806
Retail - Jewelry - 1.9%
             1,523    Zale Corp.*                                                                                             42,796
Retail - Mail Order - 2.2%
             2,644    Brookstone, Inc.*                                                                                       49,945
Retail - Restaurants - 1.0%
               659    CBRL Group, Inc.                                                                                        23,777
Retail - Video Rental - 1.2%
             1,534    Movie Gallery, Inc.                                                                                     26,891
Savings/Loan/Thrifts - 4.8%
               945    First Defiance Financial Corp.                                                                          24,579
               717    FirstFed Financial Corp.*                                                                               35,046
               852    Parkvale Financial Corp.                                                                                23,004
               946    Provident Financial Holdings, Inc.                                                                      27,434
                                                                                                                             110,063
Telecommunication Equipment - Fiber Optics - 0.5%
             5,371    Optical Communication Products, Inc.*                                                                   11,225
Telephone - Integrated - 0.8%
               613    Golden Telecom, Inc.                                                                                    17,489
Toys - 2.0%
             2,002    Jakks Pacific, Inc.*                                                                                    46,046
Water - 1.4%
             1,304    American States Water Co.                                                                               32,470
Wire and Cable Products - 0.6%
               623    Belden CDT, Inc.                                                                                        13,581
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,945,366) - 100%                                                                          $2,274,063
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                         September 30, 2004 (unaudited)


Country                        Market Value       % of Investment Securities

Bahamas                         $    41,835                             1.8%
United States                     2,232,228                            98.2

Total                           $ 2,274,063                           100.0%
                                ===========                           =====

Notes to Schedule of Investments (unaudited)

REIT     Real Estate Investment Trusts

*        Non-income-producing security.

Janus Aspen Worldwide Growth Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                              Market Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 81.7%
Advertising Agencies - 0.7%
         2,219,395    Interpublic Group of Companies, Inc.*, #                                                        $   23,503,393
Advertising Services - 1.5%
         5,159,159    WPP Group PLC**                                                                                     48,032,757
Apparel Manufacturers - 0.9%
         2,662,336    Burberry Group PLC**                                                                                17,945,781
            54,534    Hermes International                                                                                10,342,592
                                                                                                                          28,288,373
Automotive - Cars and Light Trucks - 1.2%
         3,111,000    Nissan Motor Company, Ltd.**                                                                        33,871,978
           450,768    Tata Motors, Ltd.                                                                                    3,952,549
                                                                                                                          37,824,527
Automotive - Truck Parts and Equipment - Original - 0.3%
           217,800    Autoliv, Inc. (SDR)                                                                                  8,705,777
Beverages - Wine and Spirits - 2.0%
         5,262,785    Diageo PLC**                                                                                        65,710,980
Brewery - 4.3%
           938,610    Anheuser-Busch Companies, Inc.                                                                      46,883,570
         2,094,794    Heineken N.V.                                                                                       63,066,239
         3,376,000    Kirin Brewery Company, Ltd.**                                                                       29,160,749
                                                                                                                         139,110,558
Broadcast Services and Programming - 1.4%
           881,004    Grupo Televisa S.A. (ADR)#                                                                          46,455,341
Cable Television - 0.6%
           696,995    Comcast Corp. - Special Class A*                                                                    19,460,100
Chemicals - Specialty - 1.6%
            59,070    Givaudan S.A.**                                                                                     35,904,645
           178,244    Syngenta A.G.*,**                                                                                   16,986,495
                                                                                                                          52,891,140
Commercial Banks - 3.3%
         1,118,196    Anglo Irish Bank Corporation PLC                                                                    20,484,858
         3,027,000    DBS Group Holdings, Ltd.**                                                                          28,766,928
             4,263    Mitsubishi Tokyo Financial Group, Inc.**                                                            35,545,951
           323,048    UBS A.G.**                                                                                          22,740,385
                                                                                                                         107,538,122
Cosmetics and Toiletries - 1.4%
         1,362,000    Kao Corp.**                                                                                         30,090,914
         1,329,000    Shiseido Company, Ltd.**                                                                            16,338,928
                                                                                                                          46,429,842
Diversified Minerals - 1.6%
         2,304,985    Companhia Vale do Rio Doce (ADR)*                                                                   51,793,013
Diversified Operations - 4.8%
           313,575    Louis Vuitton Moet Hennessy S.A.#                                                                   20,933,550
         3,904,413    Smiths Group PLC**                                                                                  52,424,329
         2,647,270    Tyco International, Ltd. (New York Shares)                                                          81,165,299
                                                                                                                         154,523,178
E-Commerce/Services - 2.0%
         2,917,795    IAC/InterActiveCorp*, #                                                                             64,249,846
Electric - Integrated - 0.2%
           544,675    Reliance Energy, Ltd.                                                                                7,489,281
Electric Products - Miscellaneous - 1.1%
            90,825    Samsung Electronics Company, Ltd.                                                                   36,124,924
Electronic Components - Miscellaneous - 1.8%
           186,058    Hon Hai Precision Industry Company, Ltd.                                                               640,824
         1,912,493    Koninklijke (Royal) Philips Electronics N.V.#                                                       43,800,974
           666,210    Koninklijke (Royal) Philips Electronics N.V. (New York Shares)                                      15,262,871
                                                                                                                          59,704,669
Electronic Components - Semiconductors - 0.1%
         4,920,000    Chartered Semiconductor Manufacturing, Ltd.*,**                                                      3,009,979
Electronic Connectors - 0.1%
            28,000    Hirose Electric Company, Ltd.**                                                                      2,553,191
Electronic Design Automation - 0.4%
           788,695    Synopsys, Inc.*, #                                                                                  12,485,042
Finance - Investment Bankers/Brokers - 5.2%
         1,075,560    Citigroup, Inc.                                                                                     47,453,707
         3,073,772    JPMorgan Chase & Co.                                                                               122,120,962
                                                                                                                         169,574,669
Finance - Mortgage Loan Banker - 1.5%
           549,655    Freddie Mac                                                                                         35,859,492
         1,023,809    Housing Development Finance Corporation, Ltd.                                                       13,572,146
                                                                                                                          49,431,638
Food - Catering - 0.7%
         5,906,603    Compass Group PLC**                                                                                 23,567,830
Food - Diversified - 3.7%
         1,982,146    Cadbury Schweppes PLC**                                                                             15,243,960
           566,205    Kraft Foods, Inc. - Class A#                                                                        17,960,023
           252,175    Nestle S.A.**                                                                                       57,757,708
           503,013    Unilever N.V.                                                                                       28,938,149
                                                                                                                         119,899,840
Investment Companies - 2.5%
           722,475    Standard and Poor's Depositary Receipts#                                                            80,743,806
Medical - Drugs - 3.8%
         1,596,634    GlaxoSmithKline PLC**                                                                               34,410,451
           442,542    Roche Holding A.G.**                                                                                45,717,881
           122,041    Sanofi-Aventis#                                                                                      8,852,004
           763,700    Takeda Pharmaceutical Company, Ltd.**                                                               34,645,919
                                                                                                                         123,626,255
Medical - HMO - 3.3%
           554,025    Anthem, Inc.*, #                                                                                    48,338,681
           806,685    UnitedHealth Group, Inc.                                                                            59,484,952
                                                                                                                         107,823,633
Medical - Hospitals - 0.5%
           790,475    Health Management Associates, Inc. - Class A#                                                       16,149,404
Money Center Banks - 0.9%
         4,917,083    ICICI Bank, Ltd.                                                                                    30,576,774
Multimedia - 4.7%
           864,791    News Corporation, Ltd.                                                                               7,147,344
         2,335,400    Time Warner, Inc.*                                                                                  37,693,356
         1,269,995    Vivendi Universal S.A.*                                                                             32,540,501
         3,360,590    Walt Disney Co.                                                                                     75,781,304
                                                                                                                         153,162,505
Oil Companies - Exploration and Production - 1.8%
           489,962    Canadian Natural Resources, Ltd.                                                                    19,551,247
           362,981    EnCana Corp.                                                                                        16,735,760
           799,407    Talisman Energy, Inc.                                                                               20,712,383
                                                                                                                          56,999,390
Oil Companies - Integrated - 2.9%
         3,760,734    BP PLC**                                                                                            35,897,839
           721,986    Suncor Energy, Inc.                                                                                 23,047,872
           173,923    Total S.A. - Class B#                                                                               35,426,142
                                                                                                                          94,371,853
Petrochemicals - 3.5%
        10,040,626    Reliance Industries, Ltd.                                                                          113,109,835
Property and Casualty Insurance - 3.1%
             3,285    Millea Holdings, Inc.**                                                                             42,323,640
         3,517,000    Mitsui Sumitomo Insurance Company, Ltd.**                                                           29,006,515
         3,330,000    Sompo Japan Insurance, Inc.**                                                                       28,219,571
                                                                                                                          99,549,726
Publishing - Books - 1.9%
         6,924,871    Reed Elsevier PLC**                                                                                 60,775,236
Reinsurance - 1.5%
            16,547    Berkshire Hathaway, Inc. - Class B*, #                                                              47,506,437
Retail - Discount - 0.7%
         7,155,100    Wal-Mart de Mexico S.A. de C.V.                                                                     24,252,981
Soap and Cleaning Preparations - 0.8%
         1,106,165    Reckitt Benckiser PLC**                                                                             27,102,653
Telephone - Integrated - 1.2%
             9,502    Nippon Telegraph & Telephone Corp.**                                                                37,847,643
Television - 3.6%
        13,610,035    British Sky Broadcasting Group PLC**                                                               118,030,594
Tobacco - 0.4%
           480,945    ITC, Ltd.                                                                                           11,897,116
Toys - 2.2%
         1,875,535    Mattel, Inc.#                                                                                       34,003,450
           294,300    Nintendo Company, Ltd.**                                                                            35,994,773
                                                                                                                          69,998,223
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $2,456,524,363)                                                                               2,651,882,074
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.7%
Multimedia - 0.2%
           247,305    News Corporation, Ltd. (ADR)                                                                         7,748,066
Soap and Cleaning Preparations - 0.5%
           203,775    Henkel KGaA                                                                                         14,982,890
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $25,054,439)                                                                                  22,730,956
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 4.4%
       141,699,752    State Street Navigator Securities Lending Prime Portfolio+ (cost $141,699,752)                     141,699,752
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 13.2%
      $143,600,000    UBS Painewebber, 1.95%
                       dated 9/30/04, maturing 10/1/04
                       to be repurchased at $143,607,778
                       collateralized by $750,092,899
                       in U.S. Government Agencies
                       0% - 8.00%, 6/1/18 - 6/25/42
                       with a value of $146,472,676                                                                      143,600,000

       285,100,000    Citigroup Global Markets, Inc., 1.925%
                       dated 9/30/04, maturing 10/1/04
                       to be repurchased at $285,115,245
                       collateralized by $717,275,342
                       in U.S. Government Agencies
                       0% - 10.00%, 1/15/06 - 9/15/34
                       with a value of $291,329,853                                                                      285,100,000
------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost $428,700,000)                                                                          428,700,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $3,051,978,554) - 100%                                                                  $3,245,012,782
------------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                         September 30, 2004 (unaudited)

Country                            Market Value    % of Investment Securities

Australia                        $   14,895,410                           0.4%
Bermuda                              81,165,299                           2.5
Brazil                               51,793,013                           1.6
Canada                               80,047,262                           2.5
France                              108,094,789                           3.3
Germany                              14,982,890                           0.4
India                               180,597,701                           5.6
Ireland                              20,484,858                           0.6
Japan                               355,599,772                          11.0
Mexico                               70,708,322                           2.2
Netherlands                         151,068,233                           4.7
Singapore                            31,776,907                           1.0
South Korea                          36,124,924                           1.1
Switzerland                         179,107,114                           5.5
Taiwan                                  640,824                           0.0
United Kingdom                      499,142,410                          15.4
United States++                   1,368,783,054                          42.2

Total                            $3,245,012,782                         100.0%
                                 ==============                         =====

++ Includes Short-Term Securities (24.6% excluding Short-Term Securities)

Forward Currency Contracts
Open at September 30, 2004
--------------------------------------------------------------------------------
Currency Sold and             Currency Units   Currency Value        Unrealized
Settlement Date                   Sold            in $ U.S.         Gain/(Loss)
--------------------------------------------------------------------------------

British Pound 10/15/04            14,000,000     $ 25,300,596       $  (646,596)
--------------------------------------------------------------------------------
British Pound 11/19/04            87,700,000      158,020,985           115,192
--------------------------------------------------------------------------------
Japanese Yen 3/4/05            7,630,000,000       69,886,390           112,396
--------------------------------------------------------------------------------
Singapore Dollar 11/19/04         32,600,000       19,383,417          (321,319)
--------------------------------------------------------------------------------
Swiss Franc 10/15/04               6,800,000        5,449,548          (210,719)
--------------------------------------------------------------------------------
Swiss Franc 4/15/05              104,200,000       84,144,602          (543,832)
--------------------------------------------------------------------------------
Total                                            $362,185,538       $(1,494,878)
--------------------------------------------------------------------------------
Notes to Schedules of Investments (unaudited)

ADR                 American Depositary Receipt

New York Shares     Securities of foreign companies trading on the New York
                    Stock Exchange

PLC                 Public Limited Company

SDR                 Swedish Depositary Receipt

*     Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and when-issued securities.
# Loaned security, a portion or all of the security is on loan as of September 30, 2004.
+ The security is purchased with the cash collateral received from securities on loan.


Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for the Janus Aspen Balanced Portfolio, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Core Equity Portfolio, Janus Aspen Flexible Income Portfolio, Janus Aspen Foreign Stock Portfolio (formerly Janus Aspen International Value Portfolio), Janus Aspen Global Life Sciences Portfolio, Janus Aspen Global Technology Portfolio, Janus Aspen Growth Portfolio, Janus Aspen Growth and Income Portfolio, Janus Aspen International Growth Portfolio, Janus Aspen Mid Cap Growth Portfolio, Janus Aspen Mid Cap Value Portfolio, Janus Aspen Money Market Portfolio, Janus Aspen Risk-Managed Growth Portfolio (formerly Janus Aspen Risk-Managed Large Cap Growth Portfolio), Janus Aspen Risk-Managed Core Portfolio (formerly Janus Aspen Risk-Managed Large Cap Growth Portfolio), Janus Aspen Small Company Value Portfolio (formerly Janus Aspen Small Cap Value Portfolio) and Janus Aspen Worldwide Growth Portfolio (collectively the "Portfolios" and individually the "Portfolio") are series funds. The Portfolios are part of Janus Aspen Series (the "Trust").

Investment Valuation

Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Portfolios' Trustees. Short-term securities maturing within 60 days and all money market securities in Janus Aspen Money Market Portfolio are valued at amortized cost, which approximates market value. Currently, foreign securities and currencies are converted to U.S. dollars using the applicable rate in effect as of 1:00 p.m. (New York time). It is anticipated that sometime during the fourth calendar quarter, the conversion to U.S. dollars will use the applicable rate in effect as of the close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or are deemed not to be reliable because of events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the closing of the NYSE, then their fair value is determined in good faith under procedures established by and under the supervision of the Portfolios' Trustees. The Portfolios may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of the foreign exchanges and the close of the NYSE.

Repurchase Agreements

Repurchase agreements may be held by the Portfolios and are fully collateralized. Such collateral is in the possession of the Portfolio's custodian or subcustodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Securities Lending

Under procedures adopted by the Trustees, the Portfolios may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Portfolio may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, such loans will only be made if Janus Capital Management LLC ("Janus Capital") believes the benefit from granting such loans justifies the risk. The Portfolio will not have the right to vote on securities while they are being lent, however, the Portfolio will attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which consists of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit and such other collateral permitted by the Securities Exchange Commission ("SEC"). The lending agent may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts that comply with Rule 2a-7 of the 1940 Act relating to money market funds and mutually agreed to by the Portfolio and the lending agent.

As of September 30, 2004, the Portfolios had on loan securities as indicated:

-----------------------------------------------------------------------
                                                        Value at
  Portfolio                                        September 30, 2004
-----------------------------------------------------------------------
Janus Aspen Balanced Portfolio                       $435,558,662
-----------------------------------------------------------------------
Janus Aspen Capital Appreciation Portfolio             14,593,960
-----------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                 139,273,731
-----------------------------------------------------------------------
Janus Aspen Global Technology Portfolio                11,476,377
-----------------------------------------------------------------------
Janus Aspen Growth Portfolio                           94,927,485
-----------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio                 2,590,408
-----------------------------------------------------------------------
Janus Aspen International Growth Portfolio             51,665,286
-----------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio                  132,652,317
-----------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                137,490,250
-----------------------------------------------------------------------

As of September 30, 2004, the Portfolios received cash collateral in accordance with securities lending activity as indicated:

-----------------------------------------------------------------------
                                                   Cash Collateral at
  Portfolio                                        September 30, 2004
-----------------------------------------------------------------------
Janus Aspen Balanced Portfolio                       $444,636,604
-----------------------------------------------------------------------
Janus Aspen Capital Appreciation Portfolio             14,928,061
-----------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                 142,114,311
-----------------------------------------------------------------------
Janus Aspen Global Technology Portfolio                11,783,445
-----------------------------------------------------------------------
Janus Aspen Growth Portfolio                           97,212,427
-----------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio                 2,677,124
-----------------------------------------------------------------------
Janus Aspen International Growth Portfolio             53,566,689
-----------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio                  136,231,994
-----------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                141,699,752
-----------------------------------------------------------------------

Futures Contracts

All Portfolios except Janus Aspen Money Market Portfolio may enter into futures contracts. The Portfolios intend to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are marked to market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Portfolio's custodian.

Forward Currency Transactions

All Portfolios except Janus Aspen Money Market Portfolio may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing such a contract is included in net realized gain or loss from foreign currency transactions.

Forward currency contracts held by the Portfolios are fully collateralized by other securities which are denoted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Portfolio's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Foreign Currency Translations

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at September 30, 2004. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at September 30, 2004, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Short Sales

The Portfolios may engage in "short sales against the box." Short sales against the box involves selling either a security that the Portfolios owns, or a security equivalent in kind and amount to the security sold short that the Portfolios have the right to obtain, for delivery at a specified date in the future. The Portfolios may enter into a short sale against the box in anticipation of an expected decline in the market price of that security. If the value of the securities sold short increases prior to the scheduled delivery date, the Portfolios lose the opportunity to participate in the gain.

All Portfolios except Janus Aspen Flexible Income Portfolio and Janus Aspen Money Market Portfolio may also engage in "naked" short sales. Naked short sales involve the Portfolio selling a security it does not own to a purchaser at a specified price. To complete the transaction, the Portfolio must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain is limited to the difference between the price at which the Portfolio sold the security short and the cost of borrowing the security, its potential for loss could be unlimited because there is no limit to the replacement cost of the borrowed security. There is no assurance that the Portfolio will be able to close out a short position at any particular time. A gain or a loss will be recognized upon termination of a short sale. There is no limit on the size of any loss that the Portfolio may recognize upon termination of a short sale.

Options Contracts

All Portfolios except Janus Aspen Money Market Portfolio may buy or write put and call options on futures contracts or foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized and on portfolio securities for hedging purposes or as a substitute for an investment. The Portfolios generally invest in options to hedge against adverse movements in the value of portfolio holdings. Janus Risk-Managed Core Portfolio and the Janus Risk-Managed Growth Portfolio may use options contracts to gain exposure to the stock market for the pending investment of cash balances or to meet liquidity needs.

When an option is written, the Portfolio receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Portfolio's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Securities designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

Interfund Lending

Pursuant to an exemptive order received from the SEC, the Portfolios may be party to an interfund lending agreement between the Portfolios and other mutual funds advised by Janus Capital, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Portfolios' total assets must be collateralized at 102% of the value of the loan; loans of less than 10% may be unsecured.

Federal Income Tax

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/ (depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

As of September 30, 2004, the Portfolio's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:

-------------------------------------------------------------------------------------------------------------------
                                       Federal Tax Cost       Unrealized         Unrealized             Net
                                                             Appreciation      (Depreciation)      Appreciation/
                                                                                                  (Depreciation)
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced                    $3,601,653,592       $319,178,631      $(67,259,228)       $251,919,403
Portfolio
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation          674,710,559        240,736,010        (25,500,486)        215,235,524
Portfolio
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Core Equity Portfolio          8,615,250          1,523,037          (225,373)           1,297,664
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income               688,055,960         13,582,593        (3,301,652)         10,280,941
Portfolio
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Foreign Stock                 11,781,184          2,488,538          (133,931)           2,354,607
Portfolio
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Life Sciences          26,910,382          7,939,239         (1,206,798)          6,732,441
Portfolio
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Technology             167,464,790         38,478,892        (29,196,500)         9,282,392
Portfolio
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio            1,470,305,775        319,689,431       (188,401,374)         131,288,057
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income             72,300,586          10,454,811        (3,753,885)          6,700,926
Portfolio
-------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth          898,184,602        191,605,066        (37,055,223)        154,549,843
Portfolio
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Money Market                  13,704,868              --                 --                  --
Portfolio
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth               1,460,884,348       468,681,111        (64,722,745)        403,958,366
Portfolio
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Value                 31,994,425          4,378,333         (1,200,093)          3,178,240
Portfolio
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Risk-Managed Core             16,356,039          2,092,732          (317,736)           1,774,996
Portfolio
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Risk-Managed Growth            8,653,623          1,220,177          (226,702)            993,475
Portfolio
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Small Company Value            1,946,176           379,565            (51,678)            327,887
Portfolio
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth             3,068,411,725       326,540,835       (149,939,778)        176,601,057
Portfolio
-------------------------------------------------------------------------------------------------------------------

When-issued Securities

The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolio may hold liquid assets as collateral with the Portfolio's custodian sufficient to cover the purchase price.

Initial Public Offerings

All Portfolios except Janus Aspen Money Market Portfolio may invest in initial public offerings ("IPOs"). The Portfolio's performance may be significantly affected, positively or negatively, by investments in IPOs.

Restricted Securities Transactions

Restricted securities held by the Portfolios may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolios to sell a security at a fair price and may substantially delay the sale of the security which the Portfolios seek to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.


--------------------------------

Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Janus Aspen Series

By:      _/s/ Girard C. Miller_______
        Girard C. Miller,
        President and Chief Executive Officer (Principal Executive Officer)

Date: November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     _/s/ Girard C. Miller________
        Girard C. Miller,
        President and Chief Executive Officer (Principal Executive Officer)

Date:  November 29, 2004

By:     _/s/ Loren M. Starr________
        Loren M. Starr,
        Vice President and Chief Financial Officer (Principal Financial Officer)

Date:  November 29, 2004